UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant: Vanguard Charlotte Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – October 31, 2014

Item 1: Reports to Shareholders

Annual Report | October 31, 2014

Vanguard Total International Bond Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
About Your Fund’s Expenses.	92
Glossary.	94

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2014

	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total International Bond Index Fund
Investor Shares	1.08%	1.52%	4.60%	6.12%
Admiral™ Shares	1.13	1.58	4.55	6.13
Institutional Shares	1.19	1.65	4.57	6.22
ETF Shares	1.12
Market Price				6.21
Net Asset Value				6.13
Barclays Global Aggregate ex-USD Float Adjusted
RIC Capped Index (USD Hedged)				6.46
International Income Funds Average				1.31
International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2013, Through October 31, 2014
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Total International Bond Index Fund
Investor Shares	$9.99	$10.45	$0.147	$0.000
Admiral Shares	19.98	20.89	0.305	0.000
Institutional Shares	29.97	31.34	0.478	0.000
ETF Shares	49.95	52.23	0.752	0.000

Chairman’s Letter

Dear Shareholder,

Vanguard Total International Bond Index Fund succeeded in capturing strong returns from bond markets outside the United States for the fiscal year ended October 31, 2014. Each of the fund’s share classes returned more than 6% for the 12 months, closely tracking the 6.46% return of the fund’s benchmark, the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged).

As interest rates continued to fall in many markets outside the United States, international bonds performed well when measured in local currencies. However, because many of those currencies weakened against the U.S. dollar during the period, local-market returns were considerably lower when translated into dollars for U.S. investors.

For example, the Barclays Global Aggregate Index ex USD, unhedged for currency exposure, returned –2.53%, almost 9 percentage points less than both its hedged counterpart and your fund’s benchmark. (Barclays constructs and manages your fund’s custom index with caps, or limits, on certain holdings to comply with Internal Revenue Service diversification standards for regulated investment companies, or RICs, a category that includes mutual funds.)

The significant difference in the 12-month results of hedged and unhedged international bonds highlights the volatility associated with currency exposure—and the reason your fund’s advisor, Vanguard Fixed Income Group, seeks to manage its currency risk. The advisor uses short-term forward currency contracts to temper the daily swings in exchange rates so that the fund can more closely reflect the performance of its bonds in their local currencies. And that, in turn, helps the fund’s bonds perform like bonds—without the noise of currency fluctuations—so they can play a role in diversifying investor portfolios.

At October 31, the fund’s 30-day SEC yield for Investor Shares was 1.08%, down from 1.64% a year ago and lower than the 1.86% yield of the broad U.S. bond market (as measured by the Investor Shares of Vanguard Total Bond Market Index Fund).

Bonds posted positive returns as already low yields declined
At the start of the fiscal year, analysts anticipated higher interest rates and falling bond prices. (Bond prices and yields move in opposite directions.) Yields were already low in the United States and abroad, and the Federal Reserve was expected to begin to taper its monthly bond-buying program.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2014
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	4.14%	2.73%	4.22%
Barclays Municipal Bond Index (Broad tax-exempt market)	7.82	4.93	5.26
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.04	0.06

Stocks
Russell 1000 Index (Large-caps)	16.78%	19.90%	16.98%
Russell 2000 Index (Small-caps)	8.06	18.18	17.39
Russell 3000 Index (Broad U.S. market)	16.07	19.77	17.01
FTSE All-World ex US Index (International)	0.45	8.07	6.38

CPI
Consumer Price Index	1.66%	1.60%	1.89%

Instead of rising, however, bond yields declined in many markets. “Safe haven” demand for many government bonds was strong amid heightened geopolitical risk in the Middle East, Ukraine, and elsewhere. This demand, along with accommodative central bank policy in several markets, helped international bonds—when hedged for currency exposure—outperform the broad U.S. bond market by returning more than 6%, as measured by the Barclays Global Aggregate Index ex USD, hedged. In contrast, as I mentioned earlier, the unhedged version of that index declined as many currencies weakened. (Of course, when other currencies strengthen versus the U.S. dollar, dollar-hedged returns will be lower than unhedged returns.)

The broad U.S. taxable bond market returned 4.14%. Even as the Fed began steadily reducing its purchases in January, bond prices rose. Although they backtracked at times over the summer, prices climbed in October as investors sought sanctuary from stock market volatility. The yield of the 10-year U.S. Treasury note ended October at 2.31%, down from 2.54% a year earlier.

Municipal bonds returned 7.82%, with tax-exempt issues in high demand even at a time of reduced supply. And the Fed’s target for short-term interest rates remained at 0%–0.25%, restraining returns for money market funds and savings accounts.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.23%	0.20%	0.12%	0.20%	1.01%
The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the fund’s expense ratios were 0.23% for Investor Shares, 0.19% for Admiral Shares, 0.12% for Institutional Shares, and 0.19% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: International Income Funds.

Their smooth ride turned jagged, but U.S. stocks ended higher
The global stock market’s occasional zigs and zags during the year included a roller-coaster ride in October that left international markets several steps behind the broad U.S. market for the 12 months ended October 31. Emerging markets advanced modestly while the developed European and Pacific markets finished in negative territory.

In contrast, the broad U.S. stock market returned about 16% for the period. Impressive corporate earnings and various global stimulus measures generally supported stocks. After falling in the first two weeks of October, then rebounding, several major U.S. indexes finished at record highs. Reflecting confidence in the U.S. economy, the Federal Reserve announced in late October that it was ending its stimulative bond-buying program as anticipated.

Central bank stimulus helped drive strong bond returns
Central bank policies are often a major driver of the performance of both stock and bond markets. That was true during the fiscal year, when these policies began to diverge notably.

While the Fed gradually wound down its stimulus program, the European Central Bank (ECB) cut interest rates twice to try to stimulate growth. In an unprecedented move, the ECB set a negative rate for its payments to banks for their overnight deposits of reserves. Although it seemed that Europe had emerged from a double-dip recession early in the period, clouds reappeared. Unemployment remained high, and deflation loomed large. For example, Germany’s economy contracted in the second calendar quarter, and Italy slipped back into recession.

These dynamics contributed to strong returns among European bonds, which represented nearly 60% of the fund’s assets. Spanish and Italian bonds were some of the best performers, with returns of about 12%. Underscoring the dramatic turnaround in investors’ assessment of southern European sovereign debt, the nominal yield (before considering foreign exchange rate differences) of Spanish government 10-year bonds dipped below that of the 10-year U.S. Treasury. And demand was so strong for a safe, and relatively liquid, haven for cash that yields turned negative (and prices rose) on 2-year government bonds of several countries, including France, Germany, and Ireland.

Stimulating the economy was also the mission of Japanese Prime Minister Shinzo Abe throughout the period. And at the end of October, the Bank of Japan announced an even more aggressive program of securities purchases. Japanese bonds, which constituted the largest country stake in the fund and its index, had modest returns of about 2%. Before currency hedging, however, Japanese bonds posted a double-digit decline for U.S. investors (as reflected in the Barclays

Japanese Aggregate Bond Index). The Japanese yen weakened significantly against the U.S. dollar as a result of the government’s economic growth initiatives.

Across the fund and its index as a whole, longer-term bonds were among the best performers. Bonds maturing in 1–3 years returned about 1%, while bonds maturing in 10 years or more generally had double-digit gains. Lower-quality bonds generally outperformed those with higher ratings.

A word about your fund’s performance compared with that of its international fixed income peers: The peer group’s

International bonds can help provide long-term diversification

During the past year, many bond markets across the world—especially those of developed countries—traced similar paths to even lower interest rates. But that hasn’t been the case over longer periods, as central bank policies and interest rates have rarely moved in lockstep.

The chart below shows the rolling 12-month relative returns of U.S. bonds versus currency-
hedged international bonds over the nearly 25 years ended September 30, 2014. As you can see, there were extended periods when U.S. bonds outperformed, and others when they underperformed.

Even if interest rates across a wide swath of the globe were to rise or fall in tandem over longer periods, it’s unlikely all would do so at the same time or by the same magnitude. So variations across countries can still help provide diversification benefits for investors who hold a mix of
U.S. and currency-hedged international bonds.

U.S. and non-U.S. bond returns often diverge

Returns of U.S. bonds versus hedged international bonds

Notes: Figure shows returns of U.S. bonds (as represented by the Barclays U.S. Aggregate Bond Index) relative to international bonds (as represented by the Barclays Global Aggregate ex-USD Hedged Index) for December 1990–September 2014. Return periods are plotted in rolling 12-month increments.
Sources: Vanguard calculations, using data from Barclays.

average return was about 1%—well below the returns of your fund and its index, but keep in mind that many peer funds don’t hedge currency exposure, a practice that worked against them in the current period.

Although your fund has less than a year and a half of history, we are pleased by its initial success in closely tracking its benchmark index. This is a tribute to the advisor’s skill not only in implementing its strategy of sampling the index (by holding a range of securities that approximates the index’s key risk factors and characteristics) but also in hedging currency exposure. As always, we encourage you to evaluate results over the long term.

High costs don’t equal strong fund performance
The adage “you get what you pay for” doesn’t apply to mutual funds. In fact, the reverse is true: Research suggests that higher costs are consistent with weaker returns. (See, for example, Shopping for Alpha: You Get What You Don’t Pay For at vanguard.com/research.)

Shouldn’t paying the highest fees allow you to purchase the services of the greatest talents and therefore get the best returns? As it turns out, the data don’t support that argument. The explanation is simple: Every dollar paid for management fees is a dollar less earning potential return. Keeping expenses down can help narrow the gap between what the markets return and what investors actually earn.

That’s why Vanguard always seeks to minimize costs. Indexing, of course, is the purest form of low-cost investing. A good example is your fund, which gives investors a diversified, low-cost opportunity to participate in the performance of the largest investable global asset class, bonds issued outside the United States. Of course, we also negotiate low fees for our actively managed funds, which are run by world-class advisors. It’s a strategy that reflects decades of experience and research, boiled down to one tenet: The less you pay, the more you keep.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 19, 2014

Total International Bond Index Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VTIBX	VTABX	VTIFX	BNDX
Expense Ratio[1]	0.23%	0.20%	0.12%	0.20%
30-Day SEC Yield	1.08%	1.13%	1.19%	1.12%

Financial Attributes
		Barclays GA
		ex-USD
		Float Adj
		RIC Capped Idx
	Fund	(USD Hedged)

Number of Bonds	2,969	7,766
Yield to Maturity
(before expenses)	1.3%	1.3%
Average Coupon	2.9%	3.1%
Average Duration	7.0 years	7.0 years
Average Effective
Maturity	8.6 years	8.6 years
Short-Term
Reserves	0.8%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.3%
Finance	6.2
Foreign Government	81.1
Industrial	5.1
Utilities	1.4
Other	5.9
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
Aaa	24.0%
Aa	46.4
A	10.8
Baa	18.8
Credit-quality ratings are obtained from Barclays and are generally from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.4%
1 - 3 Years	23.2
3 - 5 Years	19.6
5 - 10 Years	31.6
10 - 20 Years	15.3
20 - 30 Years	7.8
Over 30 Years	2.1

Investment Focus

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.19% for Admiral Shares, 0.12% for Institutional Shares, and 0.19% for ETF Shares.

Total International Bond Index Fund

Market Diversification (% of portfolio )
Fund
Europe
France	11.6%
Germany	10.2
United Kingdom	8.7
Italy	8.3
Spain	5.5
Netherlands	3.4
Belgium	2.1
Sweden	1.5
Austria	1.5
Switzerland	1.4
Other	2.8
Subtotal	57.0%
Pacific
Japan	22.1%
Australia	2.8
South Korea	2.3
Other	0.7
Subtotal	27.9%
Emerging Markets
Mexico	1.0%
Other	3.2
Subtotal	4.2%
North America
Canada	5.3%
United States	1.9
Subtotal	7.2%
Middle East	0.3%
Other	3.4%

Allocation by Region (% of portfolio)

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 31, 2013, Through October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2014
			Since	Final Value
		One	Inception	of a $10,000
		Year	(5/31/2013)	Investment
	Total International Bond Index Fund
	Investor Shares	6.12%	4.64%	$10,665
	Barclays Global Aggregate ex-USD
••••••••	Float Adjusted RIC Capped Index
	(USD Hedged)	6.46	4.96	10,711

– – – –	International Income Funds Average	1.31	1.70	10,242
International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2014
		Since	Final Value
	One	Inception	of a $10,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund Admiral
Shares	6.13%	4.66%	$10,668
Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)	6.46	4.96	10,711
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund
Institutional Shares	6.22%	4.74%	$5,339,421
Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)	6.46	4.96	5,355,552
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund
ETF Shares Net Asset Value	6.13%	4.65%	$10,667
Total International Bond Index Fund
ETF Shares Market Price	6.21	4.86	10,697
Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)	6.46	4.96	10,711
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: May 31, 2013, Through October 31, 2014
		Since
	One	Inception
	Year	(5/31/2013)
Total International Bond Index Fund ETF Shares
Market Price	6.21%	6.97%
Total International Bond Index Fund ETF Shares
Net Asset Value	6.13	6.67
Barclays Global Aggregate ex-USD Float Adjusted
RIC Capped Index (USD Hedged)	6.46	7.11
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Total International Bond Index Fund

Fiscal-Year Total Returns (%): May 31, 2013, Through October 31, 2014
				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%
2014	1.52	4.60	6.12	6.46

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.
					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	5/31/2013	6.57%	1.48%	2.98%	4.46%
Admiral Shares	5/31/2013	6.61	1.53	2.98	4.51
Institutional Shares	5/31/2013	6.69	1.59	3.01	4.60
ETF Shares	5/31/2013
Market Price		6.65			4.72
Net Asset Value		6.63			4.53

Total International Bond Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Australia (2.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	2,000	2,590
Australia & New Zealand Banking Group Ltd.	1.375%	9/4/18	EUR	2,000	2,612
Commonwealth Bank of Australia	2.625%	1/12/17	EUR	3,000	3,962
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	3,000	4,349
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	700	1,126
Commonwealth Bank of Australia	5.750%	1/25/17	AUD	10,000	9,299
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	6,747
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,489
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	809
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,623
Westpac Banking Corp.	2.125%	7/9/19	EUR	2,000	2,700
Westpac Banking Corp.	5.750%	2/6/17	AUD	10,000	9,303
					48,609
Corporate Bonds (0.6%)
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,681
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	868
Australia & New Zealand Banking Group Ltd.	3.750%	3/10/17	EUR	5,000	6,758
BHP Billiton Finance Ltd.	2.125%	11/29/18	EUR	3,800	5,058
BHP Billiton Finance Ltd.	2.250%	9/25/20	EUR	1,000	1,353
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	500	716
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	3,000	4,759
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	5,000	7,309
BHP Billiton Finance Ltd.	6.375%	4/4/16	EUR	2,000	2,722
Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,460
Commonwealth Bank of Australia	1.625%	2/4/19	EUR	2,000	2,610
Commonwealth Bank of Australia	3.750%	10/18/19	AUD	5,000	4,377
Commonwealth Bank of Australia	3.875%	12/14/15	GBP	180	297
Commonwealth Bank of Australia	4.250%	11/10/16	EUR	4,000	5,405
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	5,242
Macquarie Bank Ltd.	3.000%	8/9/17	CHF	3,000	3,314
Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,646
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	2,221
National Australia Bank Ltd.	2.000%	11/12/20	EUR	2,000	2,665
National Australia Bank Ltd.	3.625%	11/8/17	GBP	400	677
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,100	7,546
National Australia Bank Ltd.	4.625%	2/10/20	EUR	1,000	1,449
National Australia Bank Ltd.	4.750%	7/15/16	EUR	4,000	5,388
National Australia Bank Ltd.	5.125%	12/9/21	GBP	1,000	1,846
National Australia Bank Ltd.	6.000%	2/15/17	AUD	7,500	7,005

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
1 National Australia Bank Ltd.	7.125%	6/12/23	GBP	200	366
Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	4,810	6,429
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,000	2,708
Origin Energy Finance Ltd.	3.500%	10/4/21	EUR	1,500	2,110
1 QBE Capital Funding IV Ltd.	7.500%	5/24/41	GBP	1,000	1,785
1 Santos Finance Ltd.	8.250%	9/22/70	EUR	1,750	2,477
Scentre Group Trust 2	3.250%	9/11/23	EUR	3,273	4,632
Scentre Management Ltd.	1.500%	7/16/20	EUR	5,000	6,401
SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,772
SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	3,000	2,756
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	3,000	4,105
Telstra Corp. Ltd.	4.500%	11/13/18	AUD	5,000	4,557
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	4,157
Wesfarmers Ltd.	4.750%	3/12/20	AUD	5,000	4,539
Westpac Banking Corp.	1.375%	12/23/15	GBP	300	482
Westpac Banking Corp.	4.250%	9/22/16	EUR	6,000	8,072
Westpac Banking Corp.	6.000%	2/20/17	AUD	3,700	3,457
Westpac Banking Corp.	7.250%	11/18/16	AUD	11,500	10,939
Woolworths Ltd.	6.000%	3/21/19	AUD	2,900	2,788
					161,904
Sovereign Bonds (1.9%)
Commonwealth of Australia	2.750%	10/21/19	AUD	12,000	10,512
Commonwealth of Australia	2.750%	4/21/24	AUD	14,800	12,448
Commonwealth of Australia	3.250%	4/21/25	AUD	17,000	14,777
Commonwealth of Australia	3.250%	4/21/29	AUD	8,000	6,744
Commonwealth of Australia	3.750%	4/21/37	AUD	10,000	8,596
Commonwealth of Australia	4.250%	7/21/17	AUD	48,000	44,070
Commonwealth of Australia	4.250%	4/21/26	AUD	22,000	20,834
Commonwealth of Australia	4.500%	4/15/20	AUD	17,000	16,144
Commonwealth of Australia	4.500%	4/21/33	AUD	12,000	11,576
Commonwealth of Australia	4.750%	6/15/16	AUD	40,000	36,438
Commonwealth of Australia	4.750%	4/21/27	AUD	10,000	9,911
Commonwealth of Australia	5.250%	3/15/19	AUD	13,000	12,606
Commonwealth of Australia	5.500%	1/21/18	AUD	16,000	15,310
Commonwealth of Australia	5.500%	4/21/23	AUD	50,600	52,034
Commonwealth of Australia	5.750%	5/15/21	AUD	2,540	2,592
Commonwealth of Australia	5.750%	7/15/22	AUD	32,322	33,444
Commonwealth of Australia	6.000%	2/15/17	AUD	15,000	14,202
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	20,000	17,977
New South Wales Treasury Corp.	4.000%	2/20/17	AUD	11,000	9,961
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	8,000	7,245
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	10,000	9,769
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	5,015
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	14,000	14,301
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	3,239
Queensland Treasury Corp.	3.500%	9/21/17	AUD	30,000	26,880
Queensland Treasury Corp.	4.250%	7/21/23	AUD	10,000	9,133
Queensland Treasury Corp.	5.500%	6/21/21	AUD	3,000	2,958
Queensland Treasury Corp.	6.000%	4/21/16	AUD	9,000	8,297
Queensland Treasury Corp.	6.000%	2/21/18	AUD	10,000	9,650
Queensland Treasury Corp.	6.000%	7/21/22	AUD	25,000	25,513
Queensland Treasury Corp.	6.250%	2/21/20	AUD	10,000	10,092
South Australian Government
Financing Authority	4.750%	8/6/19	AUD	7,500	7,050
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	10,000	9,645
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	10,158

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	10,050
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	7,000	7,231
Western Australian Treasury Corp.	3.000%	6/8/16	AUD	14,000	12,383
Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	15,470
					554,255
Total Australia (Cost $793,197)					764,768
Austria (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
BAWAG PSK Bank fuer Arbeit und Wirtschaft
und Oesterreichische Postsparkasse AG	1.875%	9/18/19	EUR	500	668
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	3,028
HYPO NOE Gruppe Bank AG	1.625%	4/23/18	EUR	700	895
HYPO NOE Gruppe Bank AG	3.000%	5/9/22	EUR	2,000	2,900
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	418
Raiffeisenlandesbank
Niederoesterreich-Wien AG	1.750%	10/2/20	EUR	1,700	2,281
UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	6,538
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	2,000	2,792
UniCredit Bank Austria AG	2.875%	11/4/16	EUR	2,000	2,642
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	3,043
					25,205
Corporate Bonds (0.1%)
Erste Group Bank AG	3.375%	3/28/17	EUR	1,500	1,996
OMV AG	3.500%	9/27/27	EUR	1,000	1,497
OMV AG	4.250%	10/12/21	EUR	1,000	1,521
1 OMV AG	6.750%	6/29/49	EUR	1,000	1,404
Raiffeisen Bank International AG	2.750%	7/10/17	EUR	1,500	1,963
1 Raiffeisen Bank International AG	4.500%	2/21/25	EUR	3,000	3,487
Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,955
Telekom Finanzmanagement GmbH	4.250%	1/27/17	EUR	634	859
UniCredit Bank Austria AG	2.625%	1/30/18	EUR	1,000	1,314
1 Vienna Insurance Group AG Wiener
Versicherung Gruppe	5.500%	10/9/43	EUR	1,000	1,385
					22,381
Sovereign Bonds (1.3%)
2 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	1.375%	4/9/21	EUR	2,000	2,633
2 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	2.750%	6/11/32	EUR	500	728
2 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,744
2 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	3,052
2 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	4.375%	7/8/19	EUR	4,000	5,948
Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	4.500%	10/16/17	EUR	1,000	1,413
Erdoel-Lagergesellschaft mbH	2.750%	3/20/28	EUR	2,000	2,806
2 Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,955
2 OeBB Infrastruktur AG	2.250%	7/4/23	EUR	1,000	1,387
2 OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	4,091
2 OeBB Infrastruktur AG	3.375%	5/18/32	EUR	2,000	3,128
2 OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	8,840
2 OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,000	1,550
2 Oesterreichische Kontrollbank AG	2.000%	12/17/18	GBP	2,000	3,255

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date Currency		(000)	($000)
2	Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	3,962
2	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	5,610	6,883
2	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	100	130
	Oesterreichische Kontrollbank AG	3.875%	9/15/16	EUR	2,000	2,684
	Republic of Austria	0.250%	10/18/19	EUR	19,400	24,309
3	Republic of Austria	1.150%	10/19/18	EUR	14,000	18,292
3	Republic of Austria	1.650%	10/21/24	EUR	5,000	6,628
3	Republic of Austria	1.750%	10/20/23	EUR	10,000	13,465
3	Republic of Austria	1.950%	6/18/19	EUR	12,000	16,266
3	Republic of Austria	2.400%	5/23/34	EUR	9,000	12,630
3	Republic of Austria	3.150%	6/20/44	EUR	7,000	11,287
[3,4]	Republic of Austria	3.200%	2/20/17	EUR	20,000	26,911
3	Republic of Austria	3.400%	11/22/22	EUR	10,000	15,131
3	Republic of Austria	3.500%	9/15/21	EUR	20,000	30,080
3	Republic of Austria	3.650%	4/20/22	EUR	5,000	7,640
3	Republic of Austria	3.800%	1/26/62	EUR	5,000	9,908
3	Republic of Austria	3.900%	7/15/20	EUR	15,000	22,577
3	Republic of Austria	4.000%	9/15/16	EUR	15,000	20,203
3	Republic of Austria	4.150%	3/15/37	EUR	14,800	26,696
3	Republic of Austria	4.350%	3/15/19	EUR	5,000	7,414
3	Republic of Austria	4.650%	1/15/18	EUR	7,000	10,070
3	Republic of Austria	4.850%	3/15/26	EUR	15,000	26,187
	Republic of Austria	6.250%	7/15/27	EUR	6,000	11,923
						375,806
Total Austria (Cost $423,898)						423,392
Belgium (2.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Belfius Bank SA	1.250%	1/28/19	EUR	2,000	2,606
	Belfius Bank SA	1.375%	6/5/20	EUR	1,500	1,970
	KBC Bank NV	0.875%	8/29/16	EUR	4,000	5,084
	KBC Bank NV	1.000%	2/25/19	EUR	1,000	1,292
	KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,918
						14,870
Corporate Bonds (0.1%)
	Anheuser-Busch InBev NV	2.000%	12/16/19	EUR	750	1,002
	Anheuser-Busch InBev NV	2.875%	9/25/24	EUR	4,000	5,543
	Anheuser-Busch InBev NV	4.000%	4/26/18	EUR	1,173	1,642
	Anheuser-Busch InBev NV	6.500%	6/23/17	GBP	2,480	4,435
	Anheuser-Busch InBev NV	8.625%	1/30/17	EUR	3,000	4,441
	Anheuser-Busch InBev NV	9.750%	7/30/24	GBP	800	1,929
	BNP Paribas Fortis SA	5.757%	10/4/17	EUR	2,500	3,541
	Elia System Operator SA	5.625%	4/22/16	EUR	900	1,214
	KBC Internationale
	Financieringsmaatschappij NV	5.000%	3/16/16	EUR	3,450	4,596
						28,343
Sovereign Bonds (1.9%)
	Belgacom SA	2.375%	4/4/24	EUR	3,100	4,192
	Belgacom SA	3.875%	2/7/18	EUR	1,000	1,388
5	Dexia Credit Local SA	1.000%	7/11/16	EUR	5,000	6,351
5	Dexia Credit Local SA	1.375%	9/18/19	EUR	5,000	6,536
5	Dexia Credit Local SA	1.625%	10/29/18	EUR	3,000	3,945
	Eandis CVBA	2.875%	10/9/23	EUR	1,000	1,404
	Eandis CVBA	4.500%	11/8/21	EUR	1,500	2,307
	Flemish Community	3.000%	1/31/18	EUR	2,000	2,722
	Flemish Community	3.875%	7/20/16	EUR	2,000	2,663

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Kingdom of Belgium	1.250%	6/22/18	EUR	9,000	11,754
Kingdom of Belgium	2.250%	6/22/23	EUR	28,500	39,612
3 Kingdom of Belgium	2.600%	6/22/24	EUR	20,000	28,457
3 Kingdom of Belgium	2.750%	3/28/16	EUR	10,000	13,012
Kingdom of Belgium	3.000%	9/28/19	EUR	16,000	22,745
3 Kingdom of Belgium	3.000%	6/22/34	EUR	16,970	24,748
3 Kingdom of Belgium	3.250%	9/28/16	EUR	30,000	39,917
3 Kingdom of Belgium	3.500%	6/28/17	EUR	25,000	34,229
3 Kingdom of Belgium	3.750%	9/28/20	EUR	18,000	26,970
Kingdom of Belgium	3.750%	6/22/45	EUR	10,000	16,585
3 Kingdom of Belgium	4.000%	3/28/17	EUR	16,000	21,973
3 Kingdom of Belgium	4.000%	3/28/18	EUR	10,000	14,211
Kingdom of Belgium	4.000%	3/28/19	EUR	20,000	29,282
Kingdom of Belgium	4.000%	3/28/22	EUR	12,000	18,637
Kingdom of Belgium	4.000%	3/28/32	EUR	16,000	26,440
3 Kingdom of Belgium	4.250%	9/28/21	EUR	16,000	25,044
Kingdom of Belgium	4.250%	9/28/22	EUR	10,000	15,859
3 Kingdom of Belgium	4.250%	3/28/41	EUR	14,500	25,756
3 Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	11,677
3 Kingdom of Belgium	5.000%	3/28/35	EUR	15,000	28,279
Kingdom of Belgium	5.500%	3/28/28	EUR	23,000	42,602
					549,297
Total Belgium (Cost $586,300)					592,510
Bermuda (0.0%)
Corporate Bond (0.0%)
Bacardi Ltd.	2.750%	7/3/23	EUR	2,000	2,729
Total Bermuda (Cost $2,657)					2,729
Brazil (0.1%)
Corporate Bond (0.0%)
Vale SA	3.750%	1/10/23	EUR	1,500	2,055
					2,055
Sovereign Bonds (0.1%)
3 Banco do Brasil SA	3.750%	7/25/18	EUR	3,000	3,953
Banco Nacional de Desenvolvimento
Economico e Social	3.625%	1/21/19	EUR	1,000	1,314
Federative Republic of Brazil	2.875%	4/1/21	EUR	1,900	2,478
Petrobras Global Finance BV	2.750%	1/15/18	EUR	500	642
Petrobras Global Finance BV	3.250%	4/1/19	EUR	5,000	6,527
Petrobras Global Finance BV	3.750%	1/14/21	EUR	500	656
Petrobras Global Finance BV	4.750%	1/14/25	EUR	1,500	2,023
Petrobras International Finance Co. SA	6.250%	12/14/26	GBP	2,000	3,266
					20,859
Total Brazil (Cost $23,890)					22,914
Bulgaria (0.0%)
Sovereign Bond (0.0%)
Republic of Bulgaria	2.950%	9/3/24	EUR	800	1,002
Total Bulgaria (Cost $1,041)					1,002
Canada (5.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Bank of Nova Scotia	1.000%	4/2/19	EUR	5,000	6,432
Canadian Imperial Bank of Commerce	1.250%	8/7/18	EUR	3,000	3,889

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
National Bank of Canada	1.250%	12/17/18	EUR	2,000	2,598
Royal Bank of Canada	1.625%	8/4/20	EUR	1,500	1,996
Royal Bank of Canada	3.770%	3/30/18	CAD	5,000	4,704
Royal Bank of Canada	4.625%	1/22/18	EUR	3,000	4,283
					23,902
Corporate Bonds (0.9%)
407 International Inc.	3.870%	11/24/17	CAD	2,000	1,875
407 International Inc.	4.190%	4/25/42	CAD	1,500	1,356
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,467
AltaLink LP	3.668%	11/6/23	CAD	2,000	1,864
AltaLink LP	3.990%	6/30/42	CAD	2,000	1,756
American Express Canada Credit Corp.	2.310%	3/29/18	CAD	4,000	3,565
Bank of Montreal	1.890%	10/5/15	CAD	5,000	4,451
Bank of Montreal	2.240%	12/11/17	CAD	7,500	6,697
Bank of Montreal	2.390%	7/12/17	CAD	5,000	4,499
Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,772
Bank of Montreal	6.020%	5/2/18	CAD	4,000	4,047
Bank of Nova Scotia	2.242%	3/22/18	CAD	7,500	6,705
Bank of Nova Scotia	2.598%	2/27/17	CAD	2,000	1,807
1 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	4,539
Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	4,593
Bank of Nova Scotia	3.610%	2/22/16	CAD	2,000	1,821
Bell Aliant Regional Communications LP	5.520%	2/26/19	CAD	2,000	1,985
Bell Canada	3.350%	6/18/19	CAD	5,000	4,575
Bell Canada	3.350%	3/22/23	CAD	5,000	4,411
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	2,000	1,840
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,416
Caisse Centrale Desjardins	2.795%	11/19/18	CAD	4,000	3,617
Cameco Corp.	4.190%	6/24/24	CAD	1,500	1,351
Canadian Imperial Bank of Commerce	2.220%	3/7/18	CAD	3,000	2,684
Canadian Imperial Bank of Commerce	2.350%	10/18/17	CAD	1,500	1,350
Canadian Imperial Bank of Commerce	2.650%	11/8/16	CAD	10,000	9,033
1 Canadian Imperial Bank of Commerce	3.000%	10/28/24	CAD	1,500	1,317
1 Canadian Imperial Bank of Commerce	3.150%	11/2/20	CAD	2,000	1,801
Canadian Pacific Railway Co.	6.250%	6/1/18	CAD	2,000	2,018
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,000	1,157
1 Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,999
Capital Power LP	5.276%	11/16/20	CAD	4,000	3,805
CU Inc.	4.543%	10/24/41	CAD	1,000	956
Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	1,025
Enbridge Inc.	4.240%	8/27/42	CAD	2,000	1,740
Enbridge Inc.	4.530%	3/9/20	CAD	3,000	2,924
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	961
Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,000	1,902
1 Great-West Lifeco Finance Delaware LP	5.691%	6/21/67	CAD	4,000	3,861
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,000	2,129
HSBC Bank Canada	2.491%	5/13/19	CAD	5,000	4,459
HSBC Bank Canada	2.938%	1/14/20	CAD	2,000	1,810
HSBC Bank Canada	3.558%	10/4/17	CAD	10,000	9,287
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,000	1,851
Loblaw Cos. Ltd.	3.748%	3/12/19	CAD	2,500	2,325
1 Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,000	951
1 Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	4,338
1 National Bank of Canada	3.261%	4/11/22	CAD	7,000	6,386
NAV Canada	1.949%	4/19/18	CAD	2,000	1,777
NAV Canada	5.304%	4/17/19	CAD	1,000	1,010

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,000	1,088
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,000	1,822
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	1,500	1,721
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,627
Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	6,043
Rogers Communications Inc.	6.110%	8/25/40	CAD	2,000	2,082
Royal Bank of Canada	2.260%	3/12/18	CAD	7,500	6,708
Royal Bank of Canada	2.770%	12/11/18	CAD	3,000	2,714
Royal Bank of Canada	2.980%	5/7/19	CAD	7,000	6,391
1 Royal Bank of Canada	2.990%	12/6/24	CAD	4,000	3,606
1 Royal Bank of Canada	3.180%	11/2/20	CAD	2,000	1,799
Royal Bank of Canada	3.360%	1/11/16	CAD	7,500	6,794
1 Royal Bank of Canada	4.350%	6/15/20	CAD	2,000	1,802
Shaw Communications Inc.	6.750%	11/9/39	CAD	2,500	2,686
Sobeys Inc.	3.520%	8/8/18	CAD	2,000	1,822
Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,937
Suncor Energy Inc.	5.800%	5/22/18	CAD	5,000	4,970
Talisman Energy Inc.	6.625%	12/5/17	GBP	1,350	2,422
TELUS Corp.	3.200%	4/5/21	CAD	750	673
TELUS Corp.	3.350%	4/1/24	CAD	7,500	6,594
TELUS Corp.	3.750%	1/17/25	CAD	2,460	2,185
TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,273
TELUS Corp.	4.850%	4/5/44	CAD	1,000	906
Teranet Holdings LP	4.807%	12/16/20	CAD	4,000	3,866
Thomson Reuters Corp.	6.000%	3/31/16	CAD	3,000	2,809
Toronto-Dominion Bank	0.625%	7/29/19	EUR	5,000	6,325
Toronto-Dominion Bank	2.171%	4/2/18	CAD	7,500	6,669
Toronto-Dominion Bank	2.447%	4/2/19	CAD	5,000	4,462
Toronto-Dominion Bank	2.948%	8/2/16	CAD	2,000	1,814
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,854
Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,808
Wells Fargo Canada Corp.	3.700%	3/30/16	CAD	3,000	2,737
Westcoast Energy Inc.	5.600%	1/16/19	CAD	275	271
					254,145
Sovereign Bonds (4.3%)
Canada	1.000%	5/1/16	CAD	10,000	8,870
Canada	1.000%	8/1/16	CAD	30,000	26,610
Canada	1.000%	11/1/16	CAD	15,000	13,300
Canada	1.250%	2/1/16	CAD	55,000	48,930
Canada	1.250%	3/1/18	CAD	31,600	28,017
Canada	1.250%	9/1/18	CAD	21,840	19,288
Canada	1.500%	2/1/17	CAD	10,000	8,956
Canada	1.500%	3/1/17	CAD	20,000	17,928
Canada	1.500%	6/1/23	CAD	9,000	7,700
Canada	1.750%	3/1/19	CAD	14,850	13,337
Canada	1.750%	9/1/19	CAD	29,925	26,810
Canada	2.250%	6/1/25	CAD	5,000	4,472
Canada	2.500%	6/1/24	CAD	10,000	9,219
Canada	2.750%	9/1/16	CAD	25,000	22,872
Canada	2.750%	6/1/22	CAD	12,000	11,325
Canada	2.750%	12/1/64	CAD	2,000	1,859
Canada	3.000%	12/1/15	CAD	10,000	9,061
Canada	3.250%	6/1/21	CAD	12,000	11,662
Canada	3.500%	1/13/20	EUR	2,000	2,923
Canada	3.500%	6/1/20	CAD	12,250	11,966
Canada	3.500%	12/1/45	CAD	27,335	28,943

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Canada	3.750%	6/1/19	CAD	20,000	19,535
	Canada	4.000%	6/1/41	CAD	22,500	25,343
	Canada	4.250%	6/1/18	CAD	10,000	9,780
	Canada	5.000%	6/1/37	CAD	20,725	26,062
	Canada	5.750%	6/1/29	CAD	16,000	20,139
	Canada	5.750%	6/1/33	CAD	21,675	28,616
	Canada	8.000%	6/1/23	CAD	6,000	7,883
	Canada	8.000%	6/1/27	CAD	7,000	10,133
3	Canada Housing Trust No 1	1.700%	12/15/17	CAD	7,000	6,256
3	Canada Housing Trust No 1	1.850%	12/15/16	CAD	10,000	8,992
3	Canada Housing Trust No 1	1.950%	6/15/19	CAD	13,000	11,574
3	Canada Housing Trust No 1	2.000%	12/15/19	CAD	800	714
	Canada Housing Trust No 1	2.050%	6/15/17	CAD	10,000	9,038
3	Canada Housing Trust No 1	2.050%	6/15/18	CAD	10,000	9,025
3	Canada Housing Trust No 1	2.350%	12/15/18	CAD	10,000	9,108
3	Canada Housing Trust No 1	2.400%	12/15/22	CAD	10,000	8,911
3	Canada Housing Trust No 1	2.450%	12/15/15	CAD	20,000	18,005
3	Canada Housing Trust No 1	2.650%	3/15/22	CAD	7,500	6,834
3	Canada Housing Trust No 1	2.750%	6/15/16	CAD	20,000	18,202
3	Canada Housing Trust No 1	2.900%	6/15/24	CAD	9,000	8,241
3	Canada Housing Trust No 1	3.150%	9/15/23	CAD	5,000	4,690
3	Canada Housing Trust No 1	3.350%	12/15/20	CAD	12,000	11,429
3	Canada Housing Trust No 1	3.800%	6/15/21	CAD	12,500	12,218
[3,6]	Canada Housing Trust No 1	4.100%	12/15/18	CAD	10,000	9,722
6	Canada Post Corp.	4.360%	7/16/40	CAD	1,000	1,076
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	347
	City of Montreal	3.500%	9/1/23	CAD	2,500	2,300
	City of Toronto	4.700%	6/10/41	CAD	2,000	2,074
	City of Toronto	5.200%	6/1/40	CAD	1,000	1,101
	Export Development Canada	0.875%	12/7/16	GBP	1,000	1,599
	Export Development Canada	1.875%	12/17/18	GBP	3,000	4,879
	Financement-Quebec	2.450%	12/1/19	CAD	9,000	8,150
	Hydro One Inc.	2.780%	10/9/18	CAD	2,000	1,818
	Hydro One Inc.	3.200%	1/13/22	CAD	5,000	4,586
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,650
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,935
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	1,056
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,234
	Hydro-Quebec	5.000%	2/15/45	CAD	8,500	9,394
	Hydro-Quebec	5.000%	2/15/50	CAD	9,500	10,671
	Hydro-Quebec	6.000%	8/15/31	CAD	4,000	4,678
	Hydro-Quebec	6.000%	2/15/40	CAD	3,000	3,681
	Hydro-Quebec	6.500%	1/16/35	CAD	280	351
	Hydro-Quebec	6.500%	2/15/35	CAD	3,000	3,764
	Hydro-Quebec	10.500%	10/15/21	CAD	2,000	2,673
[3,6]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,957
[3,6]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	1,000	1,028
	Municipal Finance Authority of British Columbia	3.000%	6/1/16	CAD	5,000	4,566
[3,6]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.830%	6/1/37	CAD	1,000	993
[3,6]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.860%	12/1/48	CAD	1,500	1,528
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	2,000	2,656
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	3,250	4,135
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	3,296
	Province of Alberta	1.700%	12/15/17	CAD	7,500	6,702
	Province of Alberta	2.900%	9/20/29	CAD	5,800	5,019

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date Currency		(000)	($000)
Province of Alberta	3.450%	12/1/43	CAD	4,000	3,590
Province of Alberta	3.900%	12/1/33	CAD	2,000	1,932
Province of British Columbia	2.700%	12/18/22	CAD	5,000	4,497
Province of British Columbia	3.200%	6/18/44	CAD	6,800	5,787
Province of British Columbia	3.250%	12/18/21	CAD	2,000	1,876
Province of British Columbia	3.300%	12/18/23	CAD	3,000	2,794
Province of British Columbia	4.100%	12/18/19	CAD	5,000	4,902
Province of British Columbia	4.300%	6/18/42	CAD	2,500	2,564
Province of British Columbia	4.650%	12/18/18	CAD	2,000	1,969
Province of British Columbia	4.700%	6/18/37	CAD	3,300	3,526
Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,446
Province of British Columbia	4.950%	6/18/40	CAD	2,000	2,233
Province of British Columbia	5.700%	6/18/29	CAD	3,500	4,031
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,762
Province of Manitoba	4.050%	9/5/45	CAD	2,000	1,946
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,867
Province of Manitoba	4.150%	6/3/20	CAD	6,000	5,890
Province of Manitoba	4.600%	3/5/38	CAD	3,000	3,120
Province of Manitoba	5.200%	12/3/15	CAD	3,000	2,779
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,561
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	4,452
Province of New Brunswick	3.550%	6/3/43	CAD	1,000	872
Province of New Brunswick	3.650%	6/3/24	CAD	6,000	5,637
Province of New Brunswick	4.450%	3/26/18	CAD	2,000	1,942
Province of New Brunswick	4.550%	3/26/37	CAD	1,000	1,023
Province of New Brunswick	4.800%	6/3/41	CAD	2,750	2,919
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,000	2,086
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	1,169
Province of Nova Scotia	3.500%	6/2/62	CAD	2,500	2,193
Province of Nova Scotia	4.100%	6/1/21	CAD	6,000	5,887
Province of Nova Scotia	4.400%	6/1/42	CAD	2,000	2,021
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,677
Province of Ontario	1.900%	9/8/17	CAD	15,000	13,484
Province of Ontario	2.100%	9/8/18	CAD	15,000	13,499
Province of Ontario	2.100%	9/8/19	CAD	3,000	2,672
Province of Ontario	2.850%	6/2/23	CAD	10,000	8,962
Province of Ontario	3.000%	9/28/20	EUR	3,750	5,344
Province of Ontario	3.150%	6/2/22	CAD	15,000	13,819
Province of Ontario	3.450%	6/2/45	CAD	19,740	17,188
Province of Ontario	3.500%	6/2/24	CAD	18,850	17,555
Province of Ontario	3.500%	6/2/43	CAD	14,500	12,738
Province of Ontario	4.000%	6/2/21	CAD	6,000	5,841
Province of Ontario	4.200%	6/2/20	CAD	15,000	14,712
Province of Ontario	4.300%	3/8/17	CAD	5,000	4,743
Province of Ontario	4.400%	6/2/19	CAD	5,000	4,910
Province of Ontario	4.600%	6/2/39	CAD	15,000	15,550
Province of Ontario	4.650%	6/2/41	CAD	12,500	13,151
Province of Ontario	4.700%	6/2/37	CAD	9,000	9,404
Province of Ontario	4.850%	6/2/20	CAD	10,000	10,109
Province of Ontario	5.600%	6/2/35	CAD	8,000	9,229
Province of Ontario	5.850%	3/8/33	CAD	9,500	11,176
Province of Ontario	6.200%	6/2/31	CAD	6,000	7,218
Province of Ontario	6.500%	3/8/29	CAD	4,000	4,853
Province of Ontario	7.600%	6/2/27	CAD	5,000	6,488
Province of Saskatchewan	3.200%	6/3/24	CAD	6,500	5,988
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	3,083
Province of Saskatchewan	4.750%	6/1/40	CAD	2,000	2,167

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Province of Saskatchewan	5.750%	3/5/29	CAD	3,000	3,458
Quebec	2.375%	1/22/24	EUR	1,000	1,387
Quebec	3.000%	9/1/23	CAD	10,000	8,980
Quebec	3.500%	12/1/22	CAD	7,000	6,568
Quebec	3.500%	12/1/45	CAD	4,500	3,886
Quebec	3.750%	9/1/24	CAD	19,650	18,543
Quebec	4.250%	12/1/21	CAD	15,000	14,816
Quebec	4.250%	12/1/43	CAD	10,000	9,803
Quebec	4.500%	12/1/17	CAD	5,000	4,825
Quebec	4.500%	12/1/18	CAD	5,000	4,909
Quebec	4.500%	12/1/20	CAD	8,000	7,978
Quebec	4.750%	4/29/18	EUR	1,000	1,444
Quebec	5.000%	4/29/19	EUR	5,500	8,281
Quebec	5.000%	12/1/38	CAD	7,000	7,544
Quebec	5.000%	12/1/41	CAD	10,000	10,890
Quebec	5.350%	6/1/25	CAD	5,000	5,332
Quebec	5.750%	12/1/36	CAD	2,000	2,351
Quebec	6.000%	10/1/29	CAD	5,000	5,779
Quebec	6.250%	6/1/32	CAD	7,000	8,460
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,000	1,090
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	2,235
					1,214,787
Total Canada (Cost $1,572,198)					1,492,834
Chile (0.0%)
Corporate Bond (0.0%)
Banco Santander Chile	1.000%	7/31/17	CHF	1,000	1,039
					1,039
Sovereign Bond (0.0%)
3 Corp Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,812
					3,812
Total Chile (Cost $5,182)					4,851
China (0.0%)
Sovereign Bond (0.0%)
Sinopec Group Overseas
Development 2013 Ltd.	2.625%	10/17/20	EUR	500	665
Total China (Cost $672)					665
Czech Republic (0.2%)
Sovereign Bonds (0.2%)
CEZ AS	3.000%	6/5/28	EUR	500	673
CEZ AS	4.875%	4/16/25	EUR	500	795
CEZ AS	5.000%	10/19/21	EUR	2,000	3,135
Czech Republic	0.500%	7/28/16	CZK	50,000	2,271
Czech Republic	0.850%	3/17/18	CZK	25,000	1,151
Czech Republic	2.400%	9/17/25	CZK	100,000	5,049
Czech Republic	2.500%	8/25/28	CZK	70,000	3,504
Czech Republic	3.625%	4/14/21	EUR	3,000	4,399
Czech Republic	3.750%	9/12/20	CZK	100,000	5,353
Czech Republic	3.850%	9/29/21	CZK	80,000	4,384
Czech Republic	3.875%	5/24/22	EUR	2,000	3,006
Czech Republic	4.000%	4/11/17	CZK	328,000	16,198
Czech Republic	4.125%	3/18/20	EUR	2,000	2,975
Czech Republic	4.600%	8/18/18	CZK	100,000	5,263
Czech Republic	4.850%	11/26/57	CZK	50,000	3,286

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date Currency		(000)	($000)
Czech Republic	5.000%	6/11/18	EUR	2,000	2,923
Czech Republic	5.700%	5/25/24	CZK	100,000	6,427
Total Czech Republic (Cost $74,262)					70,792
Denmark (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank A/S	1.625%	2/28/20	EUR	5,000	6,649
Danske Bank A/S	3.250%	3/9/16	EUR	1,000	1,306
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,486
Nordea Kredit Realkreditaktieselskab	2.000%	1/1/16	DKK	20,000	3,437
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	9,225	1,621
Nykredit Realkredit A/S	2.000%	4/1/18	DKK	30,000	5,333
Nykredit Realkredit A/S	2.000%	10/1/18	DKK	20,000	3,577
Nykredit Realkredit A/S	3.250%	6/1/17	EUR	2,000	2,676
Realkredit Danmark A/S	2.000%	4/1/16	DKK	5,000	863
Realkredit Danmark A/S	4.000%	10/1/41	DKK	3,775	662
					27,610
Corporate Bonds (0.1%)
AP Moeller - Maersk A/S	3.375%	8/28/19	EUR	2,000	2,794
AP Moeller - Maersk A/S	4.000%	4/4/25	GBP	700	1,146
AP Moeller - Maersk A/S	6.250%	12/16/16	NOK	5,000	799
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	4,008
Carlsberg Breweries A/S	7.250%	11/28/16	GBP	1,600	2,836
Danske Bank A/S	1.250%	6/11/21	EUR	10,000	13,032
Danske Bank A/S	3.875%	5/18/16	EUR	3,000	3,964
Danske Bank A/S	4.000%	12/9/15	GBP	200	329
TDC A/S	3.750%	3/2/22	EUR	1,000	1,438
TDC A/S	4.375%	2/23/18	EUR	2,000	2,795
					33,141
Sovereign Bonds (0.6%)
DONG Energy A/S	2.625%	9/19/22	EUR	1,000	1,369
DONG Energy A/S	4.000%	12/16/16	EUR	500	673
DONG Energy A/S	4.875%	1/12/32	GBP	1,000	1,742
DONG Energy A/S	4.875%	7/8/49	EUR	1,500	2,026
DONG Energy A/S	5.750%	4/9/40	GBP	1,000	1,951
1 DONG Energy A/S	6.250%	6/26/13	EUR	1,045	1,526
DONG Energy A/S	6.500%	5/7/19	EUR	1,000	1,567
Kingdom of Denmark	1.500%	11/15/23	DKK	75,100	13,402
Kingdom of Denmark	1.750%	10/5/15	EUR	5,000	6,366
Kingdom of Denmark	1.750%	11/15/25	DKK	30,000	5,393
Kingdom of Denmark	2.500%	11/15/16	DKK	20,000	3,538
Kingdom of Denmark	3.000%	11/15/21	DKK	155,000	30,640
Kingdom of Denmark	4.000%	11/15/17	DKK	139,800	26,377
Kingdom of Denmark	4.000%	11/15/19	DKK	110,000	22,052
Kingdom of Denmark	4.500%	11/15/39	DKK	142,900	37,463
Kingdom of Denmark	7.000%	11/10/24	DKK	42,600	11,444
					167,529
Total Denmark (Cost $230,737)					228,280
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Aktia Bank plc	1.125%	6/25/18	EUR	1,200	1,550
Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	3,029
Nordea Bank Finland Abp	1.375%	1/15/20	EUR	6,000	7,895
Nordea Bank Finland Abp	2.250%	5/3/19	EUR	2,000	2,723

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Nordea Bank Finland Abp	2.375%	7/17/17	EUR	5,000	6,641
	OP Mortgage Bank	0.750%	6/11/19	EUR	10,000	12,777
	OP Mortgage Bank	1.625%	5/23/17	EUR	5,000	6,506
	OP Mortgage Bank	3.500%	7/11/18	EUR	500	702
						41,823
Corporate Bonds (0.1%)
	Citycon Oyj	3.750%	6/24/20	EUR	500	695
	Pohjola Bank plc	1.250%	5/14/18	EUR	825	1,061
	Pohjola Bank plc	2.000%	3/3/21	EUR	2,000	2,660
	Pohjola Bank plc	3.125%	1/12/16	EUR	1,500	1,944
	Sampo Oyj	4.250%	2/22/16	EUR	2,000	2,626
	Sampo Oyj	4.250%	2/27/17	EUR	500	677
	Teollisuuden Voima Oyj	2.500%	3/17/21	EUR	2,400	3,171
	Teollisuuden Voima Oyj	4.625%	2/4/19	EUR	1,000	1,426
						14,260
Sovereign Bonds (0.5%)
	Fortum Oyj	2.250%	9/6/22	EUR	4,500	5,959
	Fortum Oyj	6.000%	3/20/19	EUR	1,000	1,527
	Municipality Finance plc	1.125%	12/7/17	GBP	1,800	2,860
	Republic of Finland	0.375%	9/15/20	EUR	15,000	18,789
	Republic of Finland	1.125%	12/7/17	GBP	200	319
3	Republic of Finland	1.125%	9/15/18	EUR	3,000	3,908
3	Republic of Finland	1.500%	4/15/23	EUR	10,000	13,241
3	Republic of Finland	1.625%	9/15/22	EUR	4,000	5,362
3	Republic of Finland	1.750%	4/15/16	EUR	10,000	12,853
3	Republic of Finland	2.000%	4/15/24	EUR	3,000	4,111
3	Republic of Finland	2.625%	7/4/42	EUR	4,000	5,927
3	Republic of Finland	2.750%	7/4/28	EUR	6,000	8,801
[3,4]	Republic of Finland	3.375%	4/15/20	EUR	10,000	14,595
3	Republic of Finland	3.500%	4/15/21	EUR	3,000	4,479
3	Republic of Finland	3.875%	9/15/17	EUR	10,000	13,920
3	Republic of Finland	4.000%	7/4/25	EUR	10,000	16,166
3	Republic of Finland	4.375%	7/4/19	EUR	4,000	5,980
						138,797
Total Finland (Cost $195,982)						194,880
France (11.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
	AXA Bank Europe SCF	1.875%	9/20/19	EUR	3,000	4,028
	AXA Bank Europe SCF	2.250%	4/19/17	EUR	2,000	2,636
	BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	9,897
	BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	2,000	2,945
	BNP Paribas Home Loan SFH	3.375%	1/12/17	EUR	2,000	2,686
	BNP Paribas Public Sector SCF SA	2.250%	10/22/15	EUR	1,000	1,279
	BPCE SFH SA	1.500%	1/30/20	EUR	5,000	6,622
	BPCE SFH SA	2.125%	9/17/20	EUR	3,000	4,116
	BPCE SFH SA	3.625%	5/12/16	EUR	8,000	10,554
	BPCE SFH SA	4.000%	3/23/22	EUR	3,000	4,654
	Caisse de Refinancement de l’Habitat SA	1.375%	10/25/19	EUR	11,500	15,142
	Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,000	1,409
	Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,168
	Caisse de Refinancement de l’Habitat SA	2.600%	4/26/16	EUR	3,841	4,991
	Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	8,500	12,699
	Caisse de Refinancement de l’Habitat SA	3.500%	4/25/17	EUR	2,500	3,393
	Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	3,005

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	5,000	7,724
Caisse de Refinancement de l’Habitat SA	4.000%	4/25/18	EUR	4,525	6,413
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	4,870	7,571
Caisse de Refinancement de l’Habitat SA	4.100%	10/25/15	EUR	8,140	10,599
Caisse de Refinancement de l’Habitat SA	5.000%	4/8/19	EUR	3,000	4,534
Caisse Francaise de Financement Local	2.375%	2/9/16	CHF	2,000	2,136
Caisse Francaise de Financement Local	2.750%	1/25/16	EUR	11,000	14,230
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	2,000	2,985
Caisse Francaise de Financement Local	3.500%	9/16/16	EUR	2,000	2,665
Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	3,051	4,492
Caisse Francaise de Financement Local	3.625%	2/26/18	EUR	3,000	4,184
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	4,699
Caisse Francaise de Financement Local	5.250%	2/6/17	EUR	3,037	4,245
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	7,006
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	9,000	12,297
CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	10,210
Compagnie De Financement Foncier SA	2.250%	8/21/15	EUR	5,000	6,373
Compagnie De Financement Foncier SA	2.375%	8/24/18	CHF	4,000	4,502
Compagnie De Financement Foncier SA	2.375%	11/21/22	EUR	5,000	7,039
Compagnie De Financement Foncier SA	4.125%	10/25/17	EUR	1,500	2,100
Compagnie De Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,568
Compagnie De Financement Foncier SA	4.625%	9/23/17	EUR	13,000	18,383
Compagnie De Financement Foncier SA	4.875%	5/25/21	EUR	11,544	18,481
Compagnie De Financement Foncier SA	5.500%	1/26/27	GBP	350	700
Compagnie De Financement Foncier SA	5.750%	10/4/21	EUR	500	843
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	7,200	9,605
Credit Agricole Home Loan SFH	1.750%	7/27/17	CHF	2,000	2,168
Credit Agricole Home Loan SFH	3.250%	3/23/17	EUR	3,000	4,040
Credit Agricole Home Loan SFH	3.500%	6/14/18	EUR	2,000	2,805
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	2,500	3,771
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	3,224
Credit Agricole Home Loan SFH	4.500%	1/29/16	EUR	5,800	7,660
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	2,018
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	1,200	1,626
Credit Mutuel - CIC Home Loan SFH	1.125%	2/6/19	EUR	5,000	6,488
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,500	8,569
Credit Mutuel - CIC Home Loan SFH	2.500%	9/11/23	EUR	3,000	4,268
Credit Mutuel - CIC Home Loan SFH	3.375%	7/18/16	EUR	4,000	5,292
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	2,000	2,816
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,711
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,417
La Banque Postale Home Loan SFH	2.375%	1/15/24	EUR	1,800	2,537
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,000	6,385
Societe Generale SFH	1.750%	3/5/20	EUR	3,000	4,026
Societe Generale SFH	2.000%	4/29/24	EUR	5,000	6,837
Societe Generale SFH	3.250%	6/6/16	EUR	5,000	6,578
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	3,093
					357,137
Corporate Bonds (1.8%)
Accor SA	2.625%	2/5/21	EUR	2,000	2,626
Air Liquide SA	2.908%	10/12/18	EUR	2,800	3,830
Airbus Group Finance BV	2.375%	4/2/24	EUR	3,000	4,065
Alstom SA	2.250%	10/11/17	EUR	2,000	2,620
Alstom SA	2.875%	10/5/15	EUR	2,000	2,563
Alstom SA	3.000%	7/8/19	EUR	4,000	5,462
Alstom SA	4.125%	2/1/17	EUR	2,000	2,701

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Arkema SA	3.850%	4/30/20	EUR	600	859
Arkema SA	4.000%	10/25/17	EUR	1,000	1,371
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,000	4,166
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,000	2,915
1 AXA SA	3.875%	5/20/49	EUR	150	187
1 AXA SA	5.125%	7/4/43	EUR	3,000	4,315
AXA SA	5.250%	4/16/40	EUR	1,350	1,911
1 AXA SA	5.625%	1/16/54	GBP	1,000	1,664
1 AXA SA	5.777%	7/29/49	EUR	2,000	2,652
1 AXA SA	6.667%	7/29/49	GBP	450	751
1 AXA SA	6.686%	7/29/49	GBP	1,500	2,596
1 AXA SA	6.772%	10/29/49	GBP	2,000	3,472
AXA SA	7.125%	12/15/20	GBP	500	949
Banque Federative du Credit Mutuel SA	1.625%	1/11/18	EUR	1,000	1,296
Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	3,000	4,128
Banque Federative du Credit Mutuel SA	2.875%	6/21/17	EUR	5,000	6,667
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	3,000	4,256
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	2,000	2,620
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	5,704
Banque Federative du Credit Mutuel SA	4.375%	5/31/16	EUR	4,000	5,334
7 Banque PSA Finance SA	0.625%	4/8/16	EUR	4,000	5,044
BNP Paribas SA	1.375%	11/21/18	EUR	4,000	5,170
BNP Paribas SA	2.000%	1/28/19	EUR	5,000	6,604
BNP Paribas SA	2.250%	1/13/21	EUR	2,000	2,687
BNP Paribas SA	2.375%	11/20/19	GBP	3,350	5,394
BNP Paribas SA	2.375%	5/20/24	EUR	1,000	1,335
BNP Paribas SA	2.875%	11/27/17	EUR	4,000	5,383
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	6,998
1 BNP Paribas SA	2.875%	3/20/26	EUR	1,000	1,291
BNP Paribas SA	3.000%	2/24/17	EUR	2,000	2,657
BNP Paribas SA	3.500%	3/7/16	EUR	3,000	3,919
Bouygues SA	3.641%	10/29/19	EUR	2,500	3,526
BPCE SA	1.375%	5/22/19	EUR	5,000	6,436
BPCE SA	1.750%	3/14/16	EUR	5,000	6,385
BPCE SA	2.125%	3/17/21	EUR	3,000	3,987
BPCE SA	2.875%	1/16/24	EUR	3,500	4,918
BPCE SA	4.625%	7/18/23	EUR	1,500	2,155
BPCE SA	5.250%	4/16/29	GBP	1,000	1,651
Carrefour SA	1.750%	5/22/19	EUR	5,920	7,729
Carrefour SA	1.875%	12/19/17	EUR	1,000	1,302
Casino Guichard Perrachon SA	3.311%	1/25/23	EUR	3,000	4,142
Casino Guichard Perrachon SA	3.994%	3/9/20	EUR	5,000	7,148
Casino Guichard Perrachon SA	4.726%	5/26/21	EUR	1,900	2,856
1 CNP Assurances	4.250%	6/5/45	EUR	2,000	2,579
1 CNP Assurances	6.000%	9/14/40	EUR	1,000	1,429
1 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,817
Compagnie De St. Gobain SA	3.500%	9/30/15	EUR	2,500	3,222
Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	7,290
Compagnie De St. Gobain SA	5.625%	12/15/16	GBP	300	519
Compagnie Financiere et Industrielle
des Autoroutes SA	5.000%	5/24/21	EUR	1,500	2,328
Credit Agricole SA	2.375%	11/27/20	EUR	5,000	6,778
Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,853
Credit Agricole SA	3.625%	3/8/16	EUR	4,900	6,413
Credit Agricole SA	3.875%	2/13/19	EUR	4,000	5,697
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	6,019
Danone SA	1.375%	6/10/19	EUR	2,600	3,373

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Danone SA	2.250%	11/15/21	EUR	2,000	2,718
Edenred	3.625%	10/6/17	EUR	1,500	2,031
GDF Suez	1.375%	5/19/20	EUR	2,000	2,590
GDF Suez	1.500%	7/20/17	EUR	2,000	2,580
GDF Suez	2.250%	6/1/18	EUR	3,500	4,658
GDF Suez	2.750%	10/18/17	EUR	2,000	2,673
GDF Suez	3.000%	2/1/23	EUR	4,000	5,698
1 GDF Suez	3.875%	7/29/49	EUR	2,000	2,628
1 GDF Suez	4.750%	7/29/49	EUR	1,000	1,388
GDF Suez	5.000%	10/1/60	GBP	1,650	3,072
GDF Suez	5.625%	1/18/16	EUR	2,000	2,668
GDF Suez	6.375%	1/18/21	EUR	4,500	7,482
GDF Suez	6.875%	1/24/19	EUR	250	395
GDF Suez	7.000%	10/30/28	GBP	550	1,195
Gecina SA	2.875%	5/30/23	EUR	2,500	3,409
GELF Bond Issuer I SA	3.125%	4/3/18	EUR	4,000	5,361
Groupe Auchan SA	1.750%	4/23/21	EUR	3,000	3,925
Groupe Auchan SA	2.250%	4/6/23	EUR	2,000	2,679
Groupe Auchan SA	2.375%	12/12/22	EUR	2,000	2,711
HIT Finance BV	4.875%	10/27/21	EUR	500	768
ICADE	2.250%	4/16/21	EUR	5,000	6,582
Kering	2.500%	7/15/20	EUR	5,000	6,766
Klepierre	2.750%	9/17/19	EUR	3,100	4,226
Klepierre	4.000%	4/13/17	EUR	2,100	2,853
Legrand SA	4.375%	3/21/18	EUR	1,000	1,405
LVMH Moet Hennessy Louis Vuitton SA	1.250%	11/4/19	EUR	7,400	9,583
Orange SA	1.875%	10/2/19	EUR	10,000	13,165
Orange SA	2.500%	3/1/23	EUR	100	136
Orange SA	3.125%	1/9/24	EUR	3,000	4,243
Orange SA	3.375%	9/16/22	EUR	3,000	4,325
1 Orange SA	4.250%	2/28/49	EUR	2,500	3,254
Orange SA	4.750%	2/21/17	EUR	4,000	5,499
1 Orange SA	5.250%	12/29/49	EUR	4,000	5,348
Orange SA	5.375%	11/22/50	GBP	1,000	1,796
Orange SA	5.625%	5/22/18	EUR	2,000	2,944
1 Orange SA	5.875%	2/28/49	GBP	700	1,142
Orange SA	7.250%	11/10/20	GBP	400	793
Orange SA	8.000%	12/20/17	GBP	800	1,513
Orange SA	8.125%	11/20/28	GBP	1,000	2,286
Pernod Ricard SA	2.000%	6/22/20	EUR	2,000	2,617
Pernod Ricard SA	5.000%	3/15/17	EUR	2,500	3,451
RCI Banque SA	1.750%	7/6/16	EUR	1,500	1,913
RCI Banque SA	2.875%	1/22/18	EUR	2,500	3,326
RCI Banque SA	3.250%	4/25/18	GBP	500	825
RCI Banque SA	4.000%	3/16/16	EUR	690	903
Sanofi	1.000%	11/14/17	EUR	2,000	2,559
Sanofi	1.875%	9/4/20	EUR	3,000	4,009
Sanofi	4.125%	10/11/19	EUR	1,000	1,473
Sanofi	4.500%	5/18/16	EUR	2,000	2,669
Schneider Electric SE	4.000%	8/11/17	EUR	4,137	5,687
1 SCOR SE	5.375%	12/29/49	CHF	2,000	2,151
Societe Des Autoroutes Paris-Rhin-Rhone	4.875%	1/21/19	EUR	1,000	1,462
Societe Des Autoroutes Paris-Rhin-Rhone	5.000%	1/12/17	EUR	2,500	3,428
Societe Des Autoroutes Paris-Rhin-Rhone	5.125%	1/18/18	EUR	1,500	2,141
Societe Generale SA	2.250%	1/23/20	EUR	4,000	5,367
Societe Generale SA	3.875%	12/17/15	GBP	250	412
Societe Generale SA	4.000%	4/20/16	EUR	1,500	1,979

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Societe Generale SA	4.000%	6/7/23	EUR	3,700	5,097
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,541
Societe Generale SA	5.000%	12/20/18	GBP	2,790	4,967
Societe Generale SA	5.400%	1/30/18	GBP	700	1,208
Societe Generale SA	6.125%	8/20/18	EUR	1,000	1,489
Suez Environnement Co.	2.750%	10/9/23	EUR	3,000	4,180
1 Suez Environnement Co.	3.000%	6/23/49	EUR	900	1,138
Suez Environnement Co.	5.500%	7/22/24	EUR	2,400	4,038
Thales SA	1.625%	3/20/18	EUR	2,500	3,234
Total Capital International SA	2.125%	3/15/23	EUR	3,000	4,045
Total Capital International SA	2.500%	3/25/26	EUR	2,000	2,744
Total Capital International SA	2.875%	11/19/25	EUR	4,000	5,687
Total Capital SA	4.250%	12/8/17	GBP	550	954
Total Capital SA	4.700%	6/6/17	EUR	3,000	4,191
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,989
Unibail-Rodamco SE	1.625%	6/26/17	EUR	1,400	1,809
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,707
Unibail-Rodamco SE	2.500%	6/12/23	EUR	800	1,092
Unibail-Rodamco SE	3.875%	12/13/17	EUR	2,000	2,766
Unibail-Rodamco SE	4.625%	9/23/16	EUR	3,000	4,062
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	4,451
Veolia Environnement SA	4.625%	3/30/27	EUR	500	798
Veolia Environnement SA	6.125%	11/25/33	EUR	1,000	1,898
Veolia Environnement SA	6.125%	10/29/37	GBP	1,000	1,969
Vinci SA	3.375%	3/30/20	EUR	1,500	2,115
Vinci SA	4.125%	2/20/17	EUR	2,000	2,713
1 Vinci SA	6.250%	11/29/49	EUR	1,000	1,308
Vivendi SA	4.125%	7/18/17	EUR	900	1,236
Vivendi SA	4.250%	12/1/16	EUR	2,150	2,908
Vivendi SA	4.750%	7/13/21	EUR	2,000	3,060
Wendel SA	4.875%	5/26/16	EUR	2,000	2,668
Wendel SA	6.750%	4/20/18	EUR	2,500	3,733
					507,369
Sovereign Bonds (8.3%)
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,367
Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,885
Agence Francaise de Developpement	1.250%	5/25/19	EUR	4,400	5,738
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	13,607
Agence Francaise de Developpement	2.250%	5/28/26	EUR	3,000	4,054
Agence Francaise de Developpement	3.375%	11/16/15	EUR	650	842
1 Agence Francaise de Developpement	4.615%	7/29/49	EUR	500	652
Areva SA	3.125%	3/20/23	EUR	2,000	2,555
Areva SA	3.500%	3/22/21	EUR	3,500	4,668
Bpifrance Financement SA	1.000%	10/25/19	EUR	5,000	6,432
Bpifrance Financement SA	2.000%	7/25/17	EUR	3,000	3,944
Bpifrance Financement SA	2.750%	10/25/25	EUR	3,000	4,255
7 Caisse Centrale du Credit
Immobilier de France SA	0.500%	5/19/17	EUR	2,000	2,530
7 Caisse Centrale du Credit
Immobilier de France SA	1.125%	4/22/19	EUR	5,000	6,480
Caisse d’Amortissement de la Dette Sociale	1.000%	5/25/18	EUR	15,000	19,369
Caisse d’Amortissement de la Dette Sociale	1.125%	5/25/19	EUR	5,000	6,513
Caisse d’Amortissement de la Dette Sociale	2.250%	12/7/15	GBP	1,000	1,626
Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	13,500	18,905
Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	4,234
Caisse d’Amortissement de la Dette Sociale	3.000%	2/25/16	EUR	13,000	16,925

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Caisse d’Amortissement de la Dette Sociale	3.375%	4/25/21	EUR	3,000	4,421
Caisse d’Amortissement de la Dette Sociale	3.625%	4/25/16	EUR	7,000	9,235
Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	2,983
Caisse d’Amortissement de la Dette Sociale	4.000%	10/25/19	EUR	6,900	10,219
Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	12,747
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/17	EUR	6,500	8,961
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	7,899
Caisse d’Amortissement de la Dette Sociale	4.250%	4/25/20	EUR	3,000	4,539
Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	12,541
Caisse des Depots et Consignations	4.375%	4/9/18	EUR	3,000	4,289
Caisse Francaise de Financement Local	0.375%	9/16/19	EUR	3,000	3,768
Caisse Nationale des Autoroutes	4.500%	3/28/18	EUR	3,870	5,550
Caisse Nationale des Autoroutes	6.000%	10/26/15	EUR	943	1,250
Electricite de France SA	2.250%	9/29/17	CHF	1,000	1,097
Electricite de France SA	3.875%	1/18/22	EUR	3,000	4,471
1 Electricite de France SA	4.125%	1/29/49	EUR	2,900	3,887
1 Electricite de France SA	4.250%	12/29/49	EUR	4,000	5,391
Electricite de France SA	4.500%	11/12/40	EUR	3,900	6,568
Electricite de France SA	4.625%	9/11/24	EUR	2,000	3,187
Electricite de France SA	5.125%	9/22/50	GBP	2,700	4,816
Electricite de France SA	5.375%	5/29/20	EUR	9,400	14,636
1 Electricite de France SA	5.375%	1/29/49	EUR	3,400	4,829
Electricite de France SA	5.500%	10/17/41	GBP	1,000	1,868
1 Electricite de France SA	5.875%	7/22/49	GBP	1,000	1,668
1 Electricite de France SA	6.000%	12/29/49	GBP	3,800	6,467
Electricite de France SA	6.250%	1/25/21	EUR	5,000	8,252
Electricite de France SA	6.250%	5/30/28	GBP	3,000	6,016
Eutelsat SA	2.625%	1/13/20	EUR	5,000	6,731
Eutelsat SA	4.125%	3/27/17	EUR	2,000	2,711
French Republic	0.250%	11/25/15	EUR	35,000	43,978
French Republic	0.250%	11/25/16	EUR	50,000	62,997
French Republic	0.500%	11/25/19	EUR	15,000	18,981
French Republic	1.000%	7/25/17	EUR	30,000	38,607
French Republic	1.000%	5/25/18	EUR	39,000	50,462
French Republic	1.000%	11/25/18	EUR	20,000	25,928
French Republic	1.000%	5/25/19	EUR	80,000	103,882
French Republic	1.750%	2/25/17	EUR	45,000	58,671
French Republic	1.750%	5/25/23	EUR	36,000	48,283
French Republic	1.750%	11/25/24	EUR	50,000	65,985
French Republic	2.250%	2/25/16	EUR	30,000	38,705
French Republic	2.250%	10/25/22	EUR	35,000	48,745
French Republic	2.250%	5/25/24	EUR	35,000	48,509
French Republic	2.500%	7/25/16	EUR	47,000	61,428
French Republic	2.500%	10/25/20	EUR	54,000	75,914
French Republic	2.500%	5/25/30	EUR	26,500	36,371
French Republic	2.750%	10/25/27	EUR	41,500	59,277
French Republic	3.000%	4/25/22	EUR	31,000	45,328
French Republic	3.250%	4/25/16	EUR	20,000	26,266
French Republic	3.250%	10/25/21	EUR	57,900	85,593
French Republic	3.250%	5/25/45	EUR	25,000	38,004
French Republic	3.500%	4/25/20	EUR	50,000	73,332
French Republic	3.500%	4/25/26	EUR	40,000	61,388
French Republic	3.750%	4/25/17	EUR	40,000	54,759
French Republic	3.750%	10/25/19	EUR	40,000	58,790
French Republic	3.750%	4/25/21	EUR	38,000	57,391
French Republic	4.000%	4/25/18	EUR	15,000	21,373
French Republic	4.000%	10/25/38	EUR	25,000	42,348

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
French Republic	4.000%	4/25/55	EUR	17,000	30,601
French Republic	4.000%	4/25/60	EUR	14,000	25,430
French Republic	4.250%	10/25/17	EUR	50,000	70,535
French Republic	4.250%	10/25/18	EUR	25,000	36,479
French Republic	4.250%	4/25/19	EUR	25,000	37,014
French Republic	4.250%	10/25/23	EUR	25,000	40,193
French Republic	4.500%	4/25/41	EUR	26,500	48,753
French Republic	4.750%	4/25/35	EUR	29,300	53,762
French Republic	5.000%	10/25/16	EUR	20,000	27,542
French Republic	5.500%	4/25/29	EUR	26,000	48,685
French Republic	5.750%	10/25/32	EUR	31,500	62,902
French Republic	6.000%	10/25/25	EUR	15,000	27,885
1 La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,583
La Poste SA	2.750%	11/26/24	EUR	4,200	5,943
Regie Autonome des Transports Parisiens	4.500%	5/28/18	EUR	4,000	5,769
Region of Ile de France	2.250%	6/10/23	EUR	900	1,244
Reseau Ferre de France	0.375%	2/25/16	EUR	5,000	6,286
Reseau Ferre de France	3.125%	10/25/28	EUR	2,000	2,921
Reseau Ferre de France	4.250%	10/7/26	EUR	1,500	2,421
Reseau Ferre de France	4.375%	6/2/22	EUR	7,000	11,011
Reseau Ferre de France	4.830%	3/25/60	GBP	1,000	1,995
Reseau Ferre de France	5.000%	10/10/33	EUR	7,000	12,726
Reseau Ferre de France	5.500%	12/1/21	GBP	3,000	5,788
SA de Gestion de Stocks de Securitee	1.750%	10/22/19	EUR	5,000	6,658
Societe Nationale des Chemins de Fer Francais	3.625%	6/3/20	EUR	1,000	1,467
Societe Nationale des Chemins de Fer Francais	4.125%	2/19/25	EUR	700	1,108
Societe Nationale des Chemins de Fer Francais	4.375%	7/10/18	EUR	5,000	7,206
7 UNEDIC	1.250%	5/29/20	EUR	5,000	6,551
7 UNEDIC	1.500%	4/16/21	EUR	5,000	6,618
7 UNEDIC	2.125%	4/26/17	EUR	5,000	6,584
7 UNEDIC	2.250%	4/5/23	EUR	7,000	9,682
UNEDIC	2.375%	5/25/24	EUR	3,000	4,172
					2,368,387
Total France (Cost $3,237,195)					3,232,893
Germany (10.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Aareal Bank AG	1.000%	6/28/18	EUR	500	645
Aareal Bank AG	1.375%	6/19/17	EUR	2,000	2,587
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,695
Bayerische Landesbank	3.375%	9/4/17	EUR	1,200	1,642
Berlin Hyp AG	1.125%	2/5/18	EUR	5,000	6,461
Commerzbank AG	1.000%	2/5/19	EUR	3,000	3,878
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,645
Deutsche Bank AG	3.750%	6/9/16	EUR	5,000	6,637
Deutsche Genossenschafts-
Hypothekenbank AG	4.000%	10/31/16	EUR	1,950	2,634
Deutsche Hypothekenbank AG	1.250%	6/20/17	EUR	3,000	3,867
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,976
Deutsche Hypothekenbank AG	4.250%	5/18/16	EUR	1,800	2,398
Deutsche Kreditbank AG	1.000%	1/25/18	EUR	5,000	6,433
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,000	5,294
Deutsche Pfandbriefbank AG	1.625%	7/4/17	EUR	4,800	6,246
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	600	945
Deutsche Pfandbriefbank AG	2.250%	1/18/16	EUR	5,000	6,426
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	1,000	1,390

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Deutsche Pfandbriefbank AG	2.625%	10/6/16	EUR	1,253	1,645
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	7,267
Dexia Kommunalbank Deutschland AG	4.750%	5/23/18	EUR	2,000	2,897
8 German Postal Pensions Securitisation 2 plc	4.250%	1/18/17	EUR	5,000	6,826
8 German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	4,696
8 German Postal Pensions Securitisation plc	3.375%	1/18/16	EUR	5,000	6,512
HSH Nordbank AG	1.375%	10/2/18	EUR	2,000	2,610
Hypothekenbank Frankfurt AG	2.875%	1/19/16	EUR	8,637	11,184
Hypothekenbank Frankfurt AG	3.750%	5/25/16	EUR	4,491	5,944
Hypothekenbank Frankfurt International SA	2.500%	8/29/25	CHF	2,000	2,153
Landesbank Hessen-Thueringen Girozentrale	1.000%	6/26/18	EUR	1,800	2,324
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	1,090
Landesbank Hessen-Thueringen Girozentrale	3.250%	4/20/16	EUR	2,950	3,868
Landesbank Hessen-Thueringen Girozentrale	4.125%	6/8/16	EUR	5,000	6,672
LBBW	2.250%	6/21/16	EUR	5,000	6,489
Muenchener Hypothekenbank eG	0.750%	9/11/17	EUR	3,000	3,830
Muenchener Hypothekenbank eG	1.125%	10/4/18	EUR	1,000	1,298
Muenchener Hypothekenbank eG	2.500%	1/11/16	EUR	5,000	6,446
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	5,850
UniCredit Bank AG	2.625%	5/31/17	EUR	7,000	9,324
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	3,262
					170,986
Corporate Bonds (1.1%)
Allianz Finance II BV	1.375%	3/13/18	EUR	2,100	2,719
Allianz Finance II BV	3.000%	3/13/28	EUR	2,000	2,864
Allianz Finance II BV	3.500%	2/14/22	EUR	2,000	2,927
1 Allianz Finance II BV	4.375%	12/29/49	EUR	2,000	2,635
Allianz Finance II BV	4.500%	3/13/43	GBP	500	861
1 Allianz Finance II BV	5.750%	7/8/41	EUR	3,300	4,892
1 Allianz SE	3.250%	2/28/49	CHF	1,000	1,080
1 Allianz SE	3.375%	9/29/49	EUR	3,000	3,750
1 Allianz SE	4.750%	10/29/49	EUR	500	691
1 Allianz SE	5.625%	10/17/42	EUR	2,000	2,984
BASF SE	1.875%	2/4/21	EUR	5,000	6,690
BASF SE	2.000%	12/5/22	EUR	3,000	4,031
BASF SE	5.875%	3/31/17	GBP	100	177
Bayer AG	1.125%	1/24/18	EUR	2,000	2,563
1 Bayer AG	3.000%	7/1/75	EUR	2,000	2,577
1 Bayer AG	3.750%	7/1/74	EUR	804	1,055
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,400	1,914
BMW Finance NV	1.000%	10/24/16	EUR	500	635
BMW Finance NV	1.500%	6/5/18	EUR	1,500	1,950
BMW Finance NV	2.000%	9/4/20	EUR	4,000	5,383
BMW Finance NV	3.375%	12/14/18	GBP	950	1,609
BMW Finance NV	3.625%	1/29/18	EUR	1,000	1,382
BMW UK Capital plc	5.000%	10/2/17	GBP	500	877
BMW US Capital LLC	1.000%	7/18/17	EUR	10,000	12,749
Commerzbank AG	3.625%	7/10/17	EUR	6,500	8,813
Commerzbank AG	3.875%	3/22/17	EUR	5,000	6,758
Commerzbank AG	4.000%	9/16/20	EUR	2,500	3,661
Continental AG	3.000%	7/16/18	EUR	1,000	1,353
Continental AG	3.125%	9/9/20	EUR	1,000	1,390
Daimler AG	1.000%	7/8/16	EUR	1,550	1,964
Daimler AG	1.375%	12/10/15	GBP	200	321
Daimler AG	1.500%	11/19/18	EUR	5,000	6,515

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Daimler AG	1.750%	11/8/17	GBP	2,000	3,219
Daimler AG	2.000%	5/5/17	EUR	1,000	1,303
Daimler AG	2.000%	6/25/21	EUR	600	802
Daimler AG	2.250%	1/24/22	EUR	1,000	1,359
Daimler AG	2.375%	3/8/23	EUR	2,000	2,751
Daimler Canada Finance Inc.	2.270%	3/26/18	CAD	5,331	4,740
Deutsche Annington Finance BV	3.125%	7/25/19	EUR	2,000	2,731
Deutsche Bank AG	2.375%	1/11/23	EUR	4,000	5,450
Deutsche Bank AG	5.000%	6/24/20	EUR	1,500	2,177
Deutsche Bank AG	5.125%	8/31/17	EUR	2,000	2,831
Deutsche Boerse AG	1.125%	3/26/18	EUR	2,000	2,567
Deutsche Pfandbriefbank AG	2.000%	7/19/16	EUR	1,500	1,923
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,775
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,785
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	6,000	8,108
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,000	2,793
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	4,594
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	3,000	4,849
Deutsche Telekom International Finance BV	6.000%	1/20/17	EUR	3,000	4,220
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	2,400	4,696
DVB Bank SE	1.625%	5/28/18	EUR	2,000	2,586
E.ON International Finance BV	5.500%	10/2/17	EUR	4,000	5,731
E.ON International Finance BV	5.750%	5/7/20	EUR	2,000	3,144
E.ON International Finance BV	6.000%	10/30/19	GBP	1,000	1,864
E.ON International Finance BV	6.375%	6/7/32	GBP	2,000	4,086
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	2,178
Eurogrid GmbH	3.875%	10/22/20	EUR	1,000	1,450
Evonik Industries AG	1.875%	4/8/20	EUR	1,000	1,318
1 Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,000	2,874
Hella KGaA Hueck & Co.	1.250%	9/7/17	EUR	2,000	2,546
1 Henkel AG & Co. KGaA	5.375%	11/25/04	EUR	1,000	1,303
Linde AG	1.750%	9/17/20	EUR	4,000	5,319
Linde AG	2.000%	4/18/23	EUR	2,500	3,356
Linde Finance BV	6.500%	1/29/16	GBP	250	426
1 Linde Finance BV	7.375%	7/14/66	EUR	1,000	1,382
1 Linde Finance BV	8.125%	7/14/66	GBP	400	699
MAN SE	1.000%	9/21/15	EUR	730	921
MAN SE	2.125%	3/13/17	EUR	2,000	2,601
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,484
Metro AG	3.375%	3/1/19	EUR	1,050	1,452
1 Muenchener Rueckversicherungs AG	5.767%	6/29/49	EUR	2,000	2,731
1 Muenchener Rueckversicherungs AG	6.000%	5/26/41	EUR	500	753
1 Muenchener Rueckversicherungs AG	6.250%	5/26/42	EUR	1,500	2,318
RWE Finance BV	1.875%	1/30/20	EUR	4,000	5,285
RWE Finance BV	4.750%	1/31/34	GBP	1,200	2,019
RWE Finance BV	5.125%	7/23/18	EUR	1,000	1,464
RWE Finance BV	5.625%	12/6/23	GBP	1,400	2,593
RWE Finance BV	6.250%	6/3/30	GBP	1,500	2,931
RWE Finance BV	6.500%	4/20/21	GBP	1,000	1,907
RWE Finance BV	6.625%	1/31/19	EUR	1,200	1,872
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	5,238
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,537
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	1,000	1,556
1 Siemens Financieringsmaatschappij NV	5.250%	9/14/66	EUR	1,000	1,345
Siemens Financieringsmaatschappij NV	5.625%	6/11/18	EUR	2,000	2,964
1 Siemens Financieringsmaatschappij NV	6.125%	9/14/66	GBP	630	1,066

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
1 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	326
Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	1,987
Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,391
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	5,000	7,094
Volkswagen Financial Services NV	1.250%	5/23/16	GBP	2,800	4,486
Volkswagen Financial Services NV	1.250%	12/15/16	GBP	1,250	1,997
Volkswagen Financial Services NV	2.750%	10/2/20	GBP	2,000	3,270
Volkswagen International Finance NV	1.000%	10/26/16	EUR	5,000	6,348
Volkswagen International Finance NV	2.000%	3/26/21	EUR	5,000	6,675
1 Volkswagen International Finance NV	3.750%	3/29/49	EUR	1,500	1,977
1 Volkswagen International Finance NV	4.625%	3/24/49	EUR	2,000	2,710
1 Volkswagen International Finance NV	5.125%	9/29/49	EUR	4,000	5,730
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	4,000	5,518
Volkswagen Leasing GmbH	3.375%	6/3/16	EUR	2,000	2,626
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	5,456
					308,333
Sovereign Bonds (8.5%)
9 Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	4,003
9 Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	1,000	1,350
8 Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	6,627
Bundesschatzanweisungen	0.000%	12/11/15	EUR	20,000	25,077
Deutsche Bahn Finance BV	1.375%	10/30/17	GBP	1,500	2,404
Deutsche Bahn Finance BV	1.500%	12/18/17	CHF	4,000	4,334
Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,104
Deutsche Bahn Finance BV	2.750%	3/19/29	EUR	1,000	1,434
Deutsche Bahn Finance BV	2.875%	6/30/16	EUR	2,000	2,617
Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,770
Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	819
Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	2,976
1 EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	1,000	1,264
1 EnBW Energie Baden-Wuerttemberg AG	7.375%	4/2/72	EUR	1,000	1,401
EnBW International Finance BV	2.500%	6/4/26	EUR	2,000	2,671
EnBW International Finance BV	6.125%	7/7/39	EUR	1,000	1,975
Erste Abwicklungsanstalt	1.125%	9/30/15	EUR	2,000	2,531
Erste Abwicklungsanstalt	1.125%	8/30/17	EUR	5,000	6,435
EWE AG	4.125%	11/4/20	EUR	2,000	2,937
Federal Republic of Germany	0.250%	10/11/19	EUR	25,000	31,531
Federal Republic of Germany	0.500%	4/7/17	EUR	25,000	31,739
Federal Republic of Germany	0.500%	2/23/18	EUR	65,000	82,880
Federal Republic of Germany	1.000%	10/12/18	EUR	25,000	32,550
Federal Republic of Germany	1.000%	2/22/19	EUR	36,000	46,944
Federal Republic of Germany	1.000%	8/15/24	EUR	24,500	31,159
Federal Republic of Germany	1.500%	2/15/23	EUR	8,000	10,748
Federal Republic of Germany	1.500%	5/15/23	EUR	27,000	36,241
Federal Republic of Germany	1.500%	5/15/24	EUR	12,000	16,003
Federal Republic of Germany	1.750%	7/4/22	EUR	31,000	42,477
Federal Republic of Germany	1.750%	2/15/24	EUR	57,500	78,415
Federal Republic of Germany	2.000%	2/26/16	EUR	16,000	20,589
Federal Republic of Germany	2.000%	1/4/22	EUR	45,000	62,668
Federal Republic of Germany	2.000%	8/15/23	EUR	26,500	36,932
Federal Republic of Germany	2.250%	9/4/20	EUR	31,900	44,672
Federal Republic of Germany	2.250%	9/4/21	EUR	79,900	112,905
Federal Republic of Germany	2.500%	1/4/21	EUR	38,000	54,139
Federal Republic of Germany	2.500%	7/4/44	EUR	29,000	42,827
Federal Republic of Germany	2.750%	4/8/16	EUR	127,000	165,481
Federal Republic of Germany	3.000%	7/4/20	EUR	17,000	24,664

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Federal Republic of Germany	3.250%	1/4/20	EUR	18,000	26,178
	Federal Republic of Germany	3.250%	7/4/21	EUR	17,500	26,156
	Federal Republic of Germany	3.250%	7/4/42	EUR	11,500	19,314
	Federal Republic of Germany	3.500%	1/4/16	EUR	45,000	58,736
	Federal Republic of Germany	3.500%	7/4/19	EUR	11,200	16,277
	Federal Republic of Germany	3.750%	1/4/19	EUR	45,000	65,160
	Federal Republic of Germany	4.000%	7/4/16	EUR	15,000	20,065
	Federal Republic of Germany	4.000%	1/4/18	EUR	13,000	18,376
	Federal Republic of Germany	4.000%	1/4/37	EUR	44,000	79,428
	Federal Republic of Germany	4.250%	7/4/17	EUR	26,000	36,314
	Federal Republic of Germany	4.250%	7/4/18	EUR	17,000	24,634
	Federal Republic of Germany	4.250%	7/4/39	EUR	14,400	27,352
	Federal Republic of Germany	4.750%	7/4/28	EUR	1,500	2,722
10	Federal Republic of Germany	4.750%	7/4/34	EUR	27,300	52,879
	Federal Republic of Germany	4.750%	7/4/40	EUR	8,000	16,398
	Federal Republic of Germany	5.500%	1/4/31	EUR	42,500	85,020
	Federal Republic of Germany	5.625%	1/4/28	EUR	12,000	23,242
	Federal Republic of Germany	6.250%	1/4/30	EUR	9,000	19,017
	FMS Wertmanagement AoeR	0.625%	3/12/18	EUR	1,900	2,422
8	FMS Wertmanagement AoeR	0.750%	12/15/17	GBP	2,000	3,147
	FMS Wertmanagement AoeR	0.750%	3/14/19	EUR	9,000	11,543
	FMS Wertmanagement AoeR	1.000%	7/18/17	EUR	2,000	2,570
	FMS Wertmanagement AoeR	1.125%	12/7/16	GBP	3,200	5,132
	FMS Wertmanagement AoeR	1.875%	8/24/15	EUR	1,500	1,908
	FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	6,000	8,071
	FMS Wertmanagement AoeR	2.750%	6/3/16	EUR	1,000	1,307
	FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	8,751
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	4,000	5,418
	Free State of Bavaria	1.875%	2/7/19	EUR	3,000	4,021
	Free State of Bavaria	3.500%	1/27/16	EUR	2,263	2,957
	Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	3,234
	Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	6,620
	Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	4,000	5,363
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	3,000	4,024
	Gemeinsame Deutsche Bundeslaender	2.625%	3/18/16	EUR	975	1,265
	Gemeinsame Deutsche Bundeslaender	2.875%	2/9/16	EUR	3,100	4,023
	Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	1,500	2,168
8	KFW	0.050%	11/30/17	EUR	15,000	18,805
8	KFW	0.500%	2/26/16	EUR	20,000	25,225
8	KFW	0.500%	7/25/16	EUR	5,000	6,318
8	KFW	0.875%	10/13/17	EUR	12,000	15,404
8	KFW	0.875%	6/25/18	EUR	1,500	1,932
8	KFW	0.875%	3/18/19	EUR	20,000	25,823
8	KFW	1.000%	12/7/17	GBP	9,500	15,065
8	KFW	1.125%	10/16/18	EUR	25,000	32,546
8	KFW	1.125%	1/15/20	EUR	13,000	16,997
8	KFW	1.375%	2/21/17	EUR	13,000	16,795
8	KFW	1.750%	1/22/16	GBP	1,500	2,431
8	KFW	1.750%	10/29/19	CAD	2,700	2,374
8	KFW	1.875%	3/20/19	EUR	5,000	6,726
8	KFW	2.125%	8/15/23	EUR	5,000	6,962
8	KFW	2.250%	9/21/17	EUR	10,000	13,327
8	KFW	2.500%	1/17/22	EUR	10,000	14,244
8	KFW	2.500%	8/25/25	CHF	2,000	2,473
8	KFW	3.125%	4/8/16	EUR	5,000	6,543
8	KFW	3.375%	1/18/21	EUR	10,350	15,312
8	KFW	3.750%	9/7/16	GBP	200	337

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
8 KFW	3.750%	7/18/18	AUD	10,000	8,985
8 KFW	3.875%	1/21/19	EUR	10,000	14,483
8 KFW	4.375%	2/9/16	CAD	5,000	4,610
8 KFW	4.875%	3/15/37	GBP	3,000	6,248
8 KFW	5.000%	10/4/17	ZAR	100,000	8,636
8 KFW	5.000%	5/22/19	NOK	20,000	3,390
8 KFW	5.500%	2/9/22	AUD	8,000	7,821
8 KFW	5.550%	6/7/21	GBP	4,000	7,784
8 KFW	5.625%	8/25/17	GBP	1,000	1,796
8 KFW	5.750%	6/7/32	GBP	1,000	2,231
8 KFW	6.000%	12/7/28	GBP	3,000	6,634
8 KFW	6.250%	12/4/19	AUD	8,000	7,976
Land Thueringen	1.625%	8/17/20	EUR	2,462	3,302
Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	2,164
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/26/17	EUR	2,900	3,662
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.750%	12/12/17	EUR	2,500	3,192
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.875%	12/15/17	GBP	1,000	1,579
Landeskreditbank Baden-Wuerttemberg
Foerderbank	3.500%	7/4/16	EUR	500	662
8 Landwirtschaftliche Rentenbank	1.000%	12/15/17	GBP	1,350	2,140
8 Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	6,538
8 Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	2,035
8 Landwirtschaftliche Rentenbank	2.000%	2/20/19	EUR	3,000	4,054
8 Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,514
8 Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	3,000	4,345
8 Landwirtschaftliche Rentenbank	3.750%	2/11/16	EUR	3,000	3,938
8 Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	6,781
8 Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	15,000	14,501
NRW Bank	0.625%	8/1/16	EUR	6,000	7,586
NRW Bank	0.875%	12/15/17	GBP	1,000	1,574
NRW Bank	1.000%	11/10/15	EUR	3,000	3,795
NRW Bank	1.250%	10/22/18	EUR	5,000	6,502
NRW Bank	1.875%	9/22/17	EUR	5,000	6,564
NRW Bank	3.875%	1/27/20	EUR	4,000	5,899
State of Baden-Wurttemberg	2.000%	11/13/23	EUR	7,000	9,582
State of Baden-Wurttemberg	3.250%	1/18/16	EUR	2,000	2,603
State of Berlin	1.500%	8/28/20	EUR	2,000	2,646
State of Berlin	1.875%	6/12/23	EUR	1,800	2,434
State of Berlin	3.125%	9/14/15	EUR	4,000	5,145
State of Berlin	3.125%	8/17/21	EUR	2,300	3,350
State of Berlin	3.500%	6/22/17	EUR	5,718	7,795
State of Berlin	4.125%	5/24/16	EUR	3,000	3,996
State of Brandenburg	3.500%	6/15/21	EUR	5,000	7,417
State of Bremen	1.375%	4/28/21	EUR	1,000	1,306
State of Hesse	0.500%	4/7/17	EUR	1,900	2,404
State of Hesse	1.375%	6/10/24	EUR	4,000	5,172
State of Hesse	1.750%	2/10/17	EUR	1,400	1,820
State of Hesse	1.750%	6/19/20	EUR	2,930	3,934
State of Hesse	1.750%	1/20/23	EUR	3,000	4,034
State of Hesse	2.750%	5/30/16	EUR	4,975	6,498
State of Hesse	3.000%	8/23/21	EUR	2,000	2,903
State of Lower Saxony	1.000%	8/18/22	EUR	5,000	6,364
State of Lower Saxony	1.375%	9/26/19	EUR	7,000	9,184
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,379
State of Lower Saxony	3.500%	2/22/16	EUR	7,000	9,164

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date Currency		(000)	($000)
State of Lower Saxony	4.250%	2/27/18	EUR	4,000	5,680
State of North Rhine-Westphalia	0.875%	12/4/17	EUR	17,000	21,769
State of North Rhine-Westphalia	1.000%	2/15/19	EUR	7,000	9,026
State of North Rhine-Westphalia	1.375%	5/16/22	EUR	4,000	5,227
State of North Rhine-Westphalia	1.500%	1/14/21	EUR	4,000	5,296
State of North Rhine-Westphalia	1.750%	2/15/17	EUR	5,500	7,141
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	10,000	13,530
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	4,051
State of North Rhine-Westphalia	2.250%	3/1/19	CHF	2,000	2,264
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	700	965
State of North Rhine-Westphalia	2.625%	1/21/16	EUR	4,000	5,168
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	2,000	2,615
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,499
State of Rhineland-Palatinate	2.875%	3/3/17	EUR	6,500	8,665
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	5,316
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,336
					2,405,743
Total Germany (Cost $2,926,672)					2,885,062
Hong Kong (0.1%)
Corporate Bonds (0.1%)
1 Hutchison Whampoa Europe Finance 13 Ltd.	3.750%	5/29/49	EUR	1,200	1,538
Hutchison Whampoa Finance 06 Ltd.	4.625%	9/21/16	EUR	2,000	2,699
Hutchison Whampoa Finance 09 Ltd.	4.750%	11/14/16	EUR	5,000	6,782
					11,019
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	0.340%	5/9/16	HKD	35,000	4,520
Hong Kong Special Administrative Region	1.470%	2/20/19	HKD	35,000	4,564
					9,084
Total Hong Kong (Cost $20,305)					20,103
India (0.0%)
Corporate Bonds (0.0%)
Bharti Airtel International Netherlands BV	3.000%	3/31/20	CHF	3,000	3,274
Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,161
Total India (Cost $4,476)					4,435
Indonesia (0.0%)
Sovereign Bond (0.0%)
3 Republic of Indonesia	2.875%	7/8/21	EUR	2,500	3,187
Total Indonesia (Cost $3,393)					3,187
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
AIB Mortgage Bank	2.625%	7/29/16	EUR	3,000	3,909
Bank of Ireland Mortgage Bank	2.750%	3/22/18	EUR	4,000	5,401
Depfa ACS Bank	3.875%	11/14/16	EUR	6,000	8,057
					17,367
Corporate Bonds (0.1%)
CRH Finance Ltd.	3.125%	4/3/23	EUR	3,850	5,328
CRH Finland Services Oyj	2.750%	10/15/20	EUR	6,000	8,110
Dali Capital plc	4.799%	12/21/37	GBP	150	256
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,907
Ryanair Ltd.	1.875%	6/17/21	EUR	2,000	2,534
					18,135

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.5%)
DAA Finance plc	6.587%	7/9/18	EUR	500	747
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,440
ESB Finance Ltd.	4.375%	11/21/19	EUR	2,000	2,915
Ireland	3.400%	3/18/24	EUR	26,500	38,069
Ireland	3.900%	3/20/23	EUR	7,000	10,425
Ireland	4.400%	6/18/19	EUR	10,000	14,738
Ireland	4.500%	10/18/18	EUR	10,000	14,509
Ireland	4.500%	4/18/20	EUR	12,000	18,016
Ireland	4.600%	4/18/16	EUR	10,000	13,360
Ireland	5.000%	10/18/20	EUR	5,000	7,768
Ireland	5.400%	3/13/25	EUR	10,000	16,582
Ireland	5.500%	10/18/17	EUR	10,000	14,431
Ireland	5.900%	10/18/19	EUR	5,000	7,880
					160,880
Total Ireland (Cost $191,016)					196,382
Israel (0.2%)
Corporate Bond (0.0%)
Teva Pharmaceutical Finance IV BV	2.875%	4/15/19	EUR	2,000	2,710
					2,710
Sovereign Bonds (0.2%)
State of Israel	2.250%	5/31/19	ILS	14,000	3,889
State of Israel	2.500%	5/31/16	ILS	8,000	2,180
State of Israel	2.875%	1/29/24	EUR	3,000	4,108
State of Israel	3.750%	3/31/24	ILS	23,000	6,986
State of Israel	4.000%	1/31/18	ILS	20,000	5,832
State of Israel	4.250%	3/31/23	ILS	15,000	4,629
State of Israel	4.625%	3/18/20	EUR	1,000	1,487
State of Israel	5.000%	1/31/20	ILS	19,000	5,963
State of Israel	5.500%	2/28/17	ILS	33,000	9,716
State of Israel	5.500%	1/31/22	ILS	20,000	6,621
State of Israel	5.500%	1/31/42	ILS	6,000	2,147
State of Israel	6.000%	2/28/19	ILS	28,000	8,954
State of Israel	6.250%	10/30/26	ILS	13,000	4,763
					67,275
Total Israel (Cost $70,462)					69,985
Italy (8.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Banca Popolare di Milano Scarl	3.250%	11/16/15	EUR	2,000	2,578
Banco Popolare SC	3.625%	3/31/17	EUR	3,000	4,029
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	6,330
Intesa Sanpaolo SPA	3.750%	9/25/19	EUR	4,000	5,792
Intesa Sanpaolo SPA	4.375%	8/16/16	EUR	3,000	4,032
Romulus Finance Srl	5.441%	2/20/23	GBP	250	453
UniCredit SPA	1.875%	1/31/19	EUR	3,600	4,782
UniCredit SPA	2.625%	10/31/15	EUR	5,000	6,407
UniCredit SPA	2.625%	10/31/20	EUR	3,000	4,189
UniCredit SPA	4.250%	7/29/16	EUR	3,000	4,014
UniCredit SPA	5.250%	4/30/23	EUR	2,000	3,331
Unione di Banche Italiane SCPA	3.125%	10/14/20	EUR	3,500	4,995
Unione di Banche Italiane SCpA	3.125%	2/5/24	EUR	3,000	4,328
Unione di Banche Italiane SCPA	5.250%	1/28/21	EUR	2,500	3,966
					59,226

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.7%)
2i Rete Gas SPA	1.750%	7/16/19	EUR	4,000	5,155
2i Rete Gas SPA	3.000%	7/16/24	EUR	2,700	3,631
Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,000	4,150
Assicurazioni Generali SPA	2.875%	1/14/20	EUR	3,000	4,086
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	1,500	2,367
1 Assicurazioni Generali SPA	6.269%	6/29/49	GBP	900	1,466
1 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,833
Atlantia SPA	3.375%	9/18/17	EUR	2,500	3,375
Atlantia SPA	4.375%	3/16/20	EUR	2,000	2,935
Atlantia SPA	4.500%	2/8/19	EUR	1,000	1,440
Atlantia SPA	5.625%	5/6/16	EUR	1,000	1,349
Atlantia SPA	6.250%	6/9/22	GBP	1,320	2,531
Banca Monte dei Paschi di Siena SPA	2.875%	4/16/21	EUR	4,000	5,483
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,000	6,728
Enel Finance International NV	2.750%	12/17/18	CHF	3,000	3,349
Enel Finance International NV	3.625%	4/17/18	EUR	104	143
Enel Finance International NV	4.875%	3/11/20	EUR	9,040	13,536
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	7,773
Enel Finance International NV	5.000%	7/12/21	EUR	2,000	3,086
Enel Finance International NV	5.750%	10/24/18	EUR	2,500	3,735
Enel Finance International NV	5.750%	9/14/40	GBP	5,800	10,494
Enel SPA	5.250%	6/20/17	EUR	2,000	2,808
Eni SPA	2.625%	11/22/21	EUR	3,000	4,130
Eni SPA	3.250%	7/10/23	EUR	2,360	3,405
Eni SPA	3.625%	1/29/29	EUR	3,000	4,433
Eni SPA	3.750%	6/27/19	EUR	4,000	5,713
Eni SPA	3.750%	9/12/25	EUR	2,900	4,336
Eni SPA	4.750%	11/14/17	EUR	1,000	1,414
1 Generali Finance BV	5.317%	6/29/49	EUR	2,000	2,588
1 Generali Finance BV	6.214%	6/29/49	GBP	250	408
GTECH SPA	3.500%	3/5/20	EUR	2,000	2,800
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	2,000	2,951
Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	5,000	7,062
Intesa Sanpaolo SPA	4.000%	11/9/17	EUR	6,000	8,218
Intesa Sanpaolo SPA	4.000%	11/8/18	EUR	500	701
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	4,000	5,883
Intesa Sanpaolo SPA	4.125%	9/19/16	EUR	4,000	5,333
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	3,033
Luxottica Group SPA	2.625%	2/10/24	EUR	3,000	4,127
Luxottica Group SPA	3.625%	3/19/19	EUR	2,000	2,823
Luxottica Group SPA	4.000%	11/10/15	EUR	2,000	2,599
Snam SPA	2.000%	11/13/15	EUR	3,000	3,819
Snam SPA	3.250%	1/22/24	EUR	1,000	1,424
Snam SPA	3.375%	1/29/21	EUR	500	709
Snam SPA	3.875%	3/19/18	EUR	5,696	7,886
Snam SPA	5.000%	1/18/19	EUR	1,400	2,054
Snam SPA	5.250%	9/19/22	EUR	700	1,124
Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,470
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	3,000	4,600
UniCredit SPA	2.250%	12/16/16	EUR	3,000	3,880
UniCredit SPA	3.250%	1/14/21	EUR	1,500	2,068
UniCredit SPA	3.625%	1/24/19	EUR	2,000	2,772
Unione di Banche Italiane SCpA	2.875%	2/18/19	EUR	2,000	2,679
					199,895

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (7.3%)
A2A SPA	3.625%	1/13/22	EUR	1,000	1,391
A2A SPA	4.500%	11/28/19	EUR	1,000	1,440
ACEA SPA	3.750%	9/12/18	EUR	2,000	2,765
ACEA SPA	4.500%	3/16/20	EUR	500	729
Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	2,000	2,628
Cassa Depositi e Prestiti SPA	4.250%	9/14/16	EUR	500	667
City of Rome Italy	5.345%	1/27/48	EUR	1,300	1,778
Edison SPA	3.875%	11/10/17	EUR	500	685
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,851
Hera SPA	5.200%	1/29/28	EUR	2,000	3,253
Poste Italiane SPA	3.250%	6/18/18	EUR	650	874
Republic of Italy	1.150%	5/15/17	EUR	28,000	35,436
Republic of Italy	1.500%	12/15/16	EUR	27,000	34,421
Republic of Italy	1.500%	8/1/19	EUR	30,000	38,170
Republic of Italy	2.150%	12/15/21	EUR	39,000	50,051
Republic of Italy	2.250%	5/15/16	EUR	37,000	47,544
Republic of Italy	2.500%	1/30/18	CHF	1,000	1,099
Republic of Italy	2.500%	5/1/19	EUR	25,000	33,237
Republic of Italy	2.500%	12/1/24	EUR	21,000	26,696
Republic of Italy	2.750%	12/1/15	EUR	15,000	19,253
Republic of Italy	2.750%	11/15/16	EUR	29,000	37,855
Republic of Italy	3.000%	11/1/15	EUR	15,000	19,265
Republic of Italy	3.500%	11/1/17	EUR	15,000	20,287
Republic of Italy	3.500%	6/1/18	EUR	41,500	56,617
Republic of Italy	3.500%	12/1/18	EUR	15,000	20,655
3 Republic of Italy	3.500%	3/1/30	EUR	25,500	33,889
Republic of Italy	3.750%	4/15/16	EUR	25,000	32,772
Republic of Italy	3.750%	8/1/16	EUR	45,000	59,434
Republic of Italy	3.750%	3/1/21	EUR	20,000	28,395
Republic of Italy	3.750%	5/1/21	EUR	30,000	42,454
Republic of Italy	3.750%	8/1/21	EUR	40,000	56,636
Republic of Italy	3.750%	9/1/24	EUR	50,000	70,383
Republic of Italy	4.000%	2/1/17	EUR	45,000	60,527
Republic of Italy	4.000%	9/1/20	EUR	22,000	31,583
Republic of Italy	4.000%	2/1/37	EUR	31,000	42,446
Republic of Italy	4.250%	2/1/19	EUR	25,000	35,490
Republic of Italy	4.250%	9/1/19	EUR	25,000	35,856
Republic of Italy	4.250%	3/1/20	EUR	34,000	49,176
Republic of Italy	4.500%	2/1/18	EUR	30,000	41,900
Republic of Italy	4.500%	8/1/18	EUR	25,000	35,365
Republic of Italy	4.500%	3/1/19	EUR	35,000	50,242
Republic of Italy	4.500%	2/1/20	EUR	15,000	21,892
Republic of Italy	4.500%	5/1/23	EUR	35,000	51,986
Republic of Italy	4.500%	3/1/24	EUR	33,000	49,161
Republic of Italy	4.500%	3/1/26	EUR	20,000	29,687
Republic of Italy	4.750%	9/15/16	EUR	10,000	13,478
Republic of Italy	4.750%	5/1/17	EUR	35,000	48,178
Republic of Italy	4.750%	6/1/17	EUR	35,000	48,291
Republic of Italy	4.750%	9/1/21	EUR	23,500	35,184
3 Republic of Italy	4.750%	8/1/23	EUR	25,000	37,843
3 Republic of Italy	4.750%	9/1/28	EUR	47,000	70,880
3 Republic of Italy	4.750%	9/1/44	EUR	17,900	26,670
Republic of Italy	5.000%	3/1/22	EUR	16,500	25,108
3 Republic of Italy	5.000%	3/1/25	EUR	15,000	23,142
Republic of Italy	5.000%	8/1/34	EUR	35,000	54,473

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Republic of Italy	5.000%	8/1/39	EUR	24,500	37,963
Republic of Italy	5.000%	9/1/40	EUR	27,000	41,503
Republic of Italy	5.250%	8/1/17	EUR	15,000	21,067
Republic of Italy	5.250%	11/1/29	EUR	23,000	36,556
Republic of Italy	5.500%	9/1/22	EUR	22,000	34,552
Republic of Italy	5.500%	11/1/22	EUR	42,000	65,979
Republic of Italy	5.750%	2/1/33	EUR	15,800	26,736
Republic of Italy	6.000%	5/1/31	EUR	30,000	51,752
Republic of Italy	6.500%	11/1/27	EUR	15,000	26,203
Republic of Italy	7.250%	11/1/26	EUR	10,000	18,417
					2,062,896
Total Italy (Cost $2,286,232)					2,322,017
Japan (21.3%)
Corporate Bonds (0.6%)
American Honda Finance Corp.	1.875%	9/4/19	EUR	350	463
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.460%	1/24/17	JPY	100,000	897
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.555%	1/20/16	JPY	500,000	4,475
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.710%	4/18/16	JPY	300,000	2,693
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	948
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	3,815
Kansai Electric Power Co. Inc.	0.527%	12/20/16	JPY	1,400,000	12,570
Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,832
Mizuho Bank Ltd.	0.270%	1/24/18	JPY	600,000	5,352
Mizuho Bank Ltd.	0.300%	4/26/19	JPY	1,000,000	8,916
Mizuho Bank Ltd.	0.540%	7/20/16	JPY	1,000,000	8,954
Mizuho Bank Ltd.	2.250%	11/4/16	JPY	1,000,000	9,252
MUFG Capital Finance 5 Ltd.	6.299%	1/29/49	GBP	330	566
Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,661
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,729
Nippon Telegraph & Telephone Corp.	1.820%	3/20/18	JPY	100,000	940
Nomura Europe Finance NV	1.875%	5/29/18	EUR	3,200	4,150
Nomura Europe Finance NV	5.500%	3/23/17	GBP	300	519
Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	5,728
Norinchukin Bank	0.300%	4/27/18	JPY	500,000	4,467
Norinchukin Bank	0.350%	6/27/17	JPY	700,000	6,261
Norinchukin Bank	0.400%	5/26/17	JPY	1,400,000	12,537
Norinchukin Bank	0.500%	11/27/15	JPY	200,000	1,788
Norinchukin Bank	0.550%	1/27/16	JPY	180,000	1,611
Panasonic Corp.	1.081%	3/20/18	JPY	1,400,000	12,822
Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,828
Shinkin Central Bank	0.300%	7/27/17	JPY	200,000	1,789
Shinkin Central Bank	0.300%	9/27/17	JPY	200,000	1,789
Shinkin Central Bank	0.350%	5/26/17	JPY	100,000	895
Shinkin Central Bank	0.350%	6/27/17	JPY	200,000	1,791
Shinkin Central Bank	0.350%	9/27/18	JPY	500,000	4,482
Shinkin Central Bank	0.400%	4/27/17	JPY	700,000	6,274
Shinkin Central Bank	0.450%	11/27/15	JPY	200,000	1,787
Shinkin Central Bank	0.450%	9/27/16	JPY	200,000	1,792
Shinkin Central Bank	0.700%	3/25/16	JPY	200,000	1,795
Sumitomo Mitsui Banking Corp.	0.280%	10/20/17	JPY	300,000	2,683
Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	5,671
Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	3,000	4,043
Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,564
Toyota Motor Corp.	2.010%	12/20/18	JPY	200,000	1,913

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Toyota Motor Credit Corp.	1.250%	8/1/17	EUR	7,500	9,639
	Toyota Motor Credit Corp.	4.000%	12/7/17	GBP	400	687
						177,368
Sovereign Bonds (20.7%)
	Central Nippon Expressway Co. Ltd.	0.294%	3/20/19	JPY	1,000,000	9,016
	Central Nippon Expressway Co. Ltd.	0.351%	9/20/17	JPY	1,500,000	13,429
	Central Nippon Expressway Co. Ltd.	0.501%	3/20/18	JPY	400,000	3,600
11	Deposit Insurance Corp. of Japan	0.100%	7/11/16	JPY	800,000	7,126
	Deposit Insurance Corp. of Japan	0.200%	10/20/17	JPY	1,000,000	8,894
	Development Bank of Japan Inc.	0.460%	3/17/17	JPY	500,000	4,489
11	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,641
11	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	500,000	4,929
11	Development Bank of Japan Inc.	1.750%	3/17/17	JPY	500,000	4,630
	Japan	0.100%	3/15/16	JPY	10,000,000	89,124
	Japan	0.100%	5/15/16	JPY	5,400,000	48,132
	Japan	0.100%	6/15/16	JPY	5,000,000	44,570
	Japan	0.100%	9/15/16	JPY	3,000,000	26,747
	Japan	0.100%	10/15/16	JPY	3,900,000	34,773
	Japan	0.100%	3/20/18	JPY	8,900,000	79,367
	Japan	0.100%	6/20/19	JPY	12,900,000	114,776
	Japan	0.100%	9/20/19	JPY	3,000,000	26,680
	Japan	0.200%	6/20/17	JPY	15,000,000	134,099
	Japan	0.200%	9/20/17	JPY	21,000,000	187,816
	Japan	0.200%	9/20/18	JPY	6,000,000	53,685
	Japan	0.200%	12/20/18	JPY	2,902,250	25,953
	Japan	0.200%	3/20/19	JPY	10,000,000	89,402
	Japan	0.200%	6/20/19	JPY	10,000,000	89,384
	Japan	0.300%	6/20/16	JPY	9,850,000	88,088
	Japan	0.300%	6/20/18	JPY	2,500,000	22,450
	Japan	0.400%	6/20/16	JPY	9,000,000	80,617
	Japan	0.400%	9/20/16	JPY	17,950,000	160,938
	Japan	0.400%	12/20/16	JPY	3,500,000	31,406
	Japan	0.400%	3/20/18	JPY	3,410,000	30,715
	Japan	0.400%	6/20/18	JPY	1,000,000	9,012
	Japan	0.500%	12/20/15	JPY	10,200,000	91,302
	Japan	0.500%	3/20/16	JPY	1,200,000	10,754
	Japan	0.500%	9/20/24	JPY	600,000	5,363
	Japan	0.600%	3/20/16	JPY	900,000	8,076
	Japan	0.600%	3/20/23	JPY	4,800,000	43,675
	Japan	0.600%	12/20/23	JPY	5,000,000	45,314
	Japan	0.600%	3/20/24	JPY	1,000,000	9,052
	Japan	0.600%	6/20/24	JPY	13,200,000	119,334
	Japan	0.700%	12/20/22	JPY	4,000,000	36,719
	Japan	0.800%	9/20/20	JPY	6,200,000	57,259
	Japan	0.800%	6/20/22	JPY	4,000,000	37,027
	Japan	0.800%	9/20/22	JPY	6,500,000	60,155
	Japan	0.800%	12/20/22	JPY	5,500,000	50,869
	Japan	0.800%	6/20/23	JPY	3,693,500	34,127
	Japan	0.800%	6/20/23	JPY	600,000	5,541
	Japan	0.800%	9/20/23	JPY	1,100,000	10,154
	Japan	0.900%	3/20/22	JPY	1,200,000	11,186
	Japan	0.900%	6/20/22	JPY	2,500,000	23,308
	Japan	1.000%	12/20/21	JPY	3,000,000	28,164
	Japan	1.000%	3/20/22	JPY	8,000,000	75,090
	Japan	1.000%	3/20/23	JPY	530,000	4,977
	Japan	1.100%	6/20/20	JPY	5,100,000	47,848

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Japan	1.100%	9/20/21	JPY	4,400,000	41,554
Japan	1.100%	12/20/21	JPY	4,200,000	39,695
Japan	1.100%	3/20/33	JPY	450,000	3,965
Japan	1.200%	12/20/20	JPY	7,137,350	67,505
Japan	1.200%	6/20/21	JPY	6,000,000	56,964
Japan	1.300%	3/20/18	JPY	3,000,000	27,832
Japan	1.300%	12/20/18	JPY	4,800,000	44,869
Japan	1.300%	3/20/19	JPY	4,000,000	37,484
Japan	1.300%	12/20/19	JPY	6,400,000	60,385
Japan	1.300%	3/20/20	JPY	4,400,000	41,608
Japan	1.300%	6/20/20	JPY	2,000,000	18,965
Japan	1.300%	3/20/21	JPY	5,800,000	55,318
Japan	1.400%	12/20/18	JPY	5,000,000	46,922
Japan	1.400%	9/20/19	JPY	5,900,000	55,796
Japan	1.400%	9/20/34	JPY	5,700,000	51,801
Japan	1.500%	9/20/18	JPY	14,250,000	133,888
Japan	1.500%	3/20/33	JPY	600,000	5,636
Japan	1.500%	3/20/34	JPY	3,850,000	35,744
Japan	1.500%	6/20/34	JPY	6,600,000	61,066
Japan	1.600%	3/20/16	JPY	7,000,000	63,670
Japan	1.600%	6/20/30	JPY	500,000	4,879
Japan	1.600%	3/20/33	JPY	3,000,000	28,608
Japan	1.600%	12/20/33	JPY	2,100,000	19,872
Japan	1.700%	12/20/16	JPY	5,000,000	46,094
Japan	1.700%	3/20/17	JPY	8,000,000	74,036
Japan	1.700%	3/20/18	JPY	6,600,000	62,020
Japan	1.700%	12/20/22	JPY	3,500,000	34,632
Japan	1.700%	9/20/32	JPY	3,600,000	35,027
Japan	1.700%	12/20/32	JPY	2,845,000	27,611
Japan	1.700%	6/20/33	JPY	2,150,000	20,759
Japan	1.700%	6/20/33	JPY	800,000	7,733
Japan	1.700%	9/20/33	JPY	2,800,000	26,975
Japan	1.700%	12/20/43	JPY	2,900,000	26,525
Japan	1.700%	3/20/44	JPY	1,400,000	12,792
Japan	1.700%	6/20/44	JPY	3,250,000	29,661
Japan	1.700%	9/20/44	JPY	2,800,000	25,592
Japan	1.700%	3/20/54	JPY	1,000,000	8,763
Japan	1.800%	6/20/23	JPY	2,500,000	25,008
Japan	1.800%	9/20/30	JPY	700,000	7,001
Japan	1.800%	9/20/31	JPY	3,400,000	33,813
Japan	1.800%	12/20/31	JPY	2,600,000	25,817
Japan	1.800%	3/20/43	JPY	2,000,000	18,730
Japan	1.800%	9/20/43	JPY	100,000	935
Japan	1.900%	9/20/23	JPY	3,000,000	30,266
Japan	1.900%	12/20/23	JPY	1,800,000	18,185
Japan	1.900%	6/20/25	JPY	1,150,000	11,702
Japan	1.900%	12/20/28	JPY	7,160,000	72,970
Japan	1.900%	3/20/29	JPY	1,150,000	11,719
Japan	1.900%	9/20/30	JPY	2,600,000	26,342
Japan	1.900%	6/20/31	JPY	2,900,000	29,282
Japan	1.900%	9/20/42	JPY	2,500,000	23,941
Japan	1.900%	6/20/43	JPY	1,263,200	12,079
Japan	1.900%	3/20/53	JPY	1,400,000	13,030
Japan	2.000%	3/20/16	JPY	900,000	8,230
Japan	2.000%	12/20/25	JPY	3,260,000	33,545
Japan	2.000%	3/20/27	JPY	1,100,000	11,348

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Japan	2.000%	3/20/31	JPY	2,650,000	27,144
	Japan	2.000%	12/20/33	JPY	500,000	5,033
	Japan	2.000%	9/20/40	JPY	3,600,000	35,337
	Japan	2.000%	3/20/42	JPY	4,390,850	42,966
	Japan	2.000%	3/20/52	JPY	1,100,000	10,527
	Japan	2.100%	9/20/24	JPY	1,150,000	11,863
	Japan	2.100%	6/20/25	JPY	3,000,000	31,086
	Japan	2.100%	3/20/26	JPY	780,000	8,110
	Japan	2.100%	12/20/26	JPY	6,000,000	62,510
	Japan	2.100%	12/20/27	JPY	2,000,000	20,863
	Japan	2.100%	9/20/28	JPY	6,550,000	68,322
	Japan	2.100%	12/20/28	JPY	600,000	6,257
	Japan	2.100%	3/20/29	JPY	4,400,000	45,899
	Japan	2.100%	6/20/29	JPY	3,950,000	41,195
	Japan	2.100%	9/20/29	JPY	6,200,000	64,593
	Japan	2.100%	12/20/29	JPY	7,500,000	78,096
	Japan	2.200%	3/20/26	JPY	800,000	8,395
	Japan	2.200%	3/20/28	JPY	3,950,000	41,663
	Japan	2.200%	9/20/28	JPY	1,200,000	12,657
	Japan	2.200%	3/20/30	JPY	5,300,000	55,840
	Japan	2.200%	9/20/39	JPY	4,870,000	49,714
	Japan	2.200%	3/20/41	JPY	800,000	8,164
	Japan	2.200%	3/20/49	JPY	1,560,000	15,767
	Japan	2.200%	3/20/50	JPY	800,000	8,067
	Japan	2.200%	3/20/51	JPY	2,250,000	22,666
	Japan	2.300%	5/20/30	JPY	170,000	1,813
	Japan	2.300%	3/20/35	JPY	2,500,000	26,170
	Japan	2.300%	6/20/35	JPY	580,000	6,064
	Japan	2.300%	12/20/35	JPY	1,010,000	10,552
	Japan	2.300%	12/20/36	JPY	750,000	7,798
	Japan	2.300%	3/20/39	JPY	4,430,000	46,010
	Japan	2.300%	3/20/40	JPY	2,500,000	25,999
	Japan	2.400%	3/20/28	JPY	3,350,000	36,086
	Japan	2.400%	6/20/28	JPY	950,000	10,240
	Japan	2.400%	3/20/34	JPY	3,700,000	39,438
	Japan	2.400%	12/20/34	JPY	2,300,000	24,448
	Japan	2.400%	3/20/37	JPY	2,100,000	22,192
	Japan	2.400%	9/20/38	JPY	2,500,000	26,427
	Japan	2.400%	3/20/48	JPY	800,000	8,459
	Japan	2.500%	6/20/34	JPY	2,000,000	21,620
	Japan	2.500%	9/20/34	JPY	400,000	4,318
	Japan	2.500%	9/20/35	JPY	1,000,000	10,780
	Japan	2.500%	3/20/36	JPY	700,000	7,544
	Japan	2.500%	6/20/36	JPY	1,400,000	15,067
	Japan	2.500%	9/20/36	JPY	600,000	6,451
	Japan	2.500%	3/20/38	JPY	2,800,000	30,093
	Japan	2.600%	3/20/19	JPY	200,000	1,974
11	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	2,000	3,287
11	Japan Expressway Holding
	& Debt Repayment Agency	0.300%	11/30/15	JPY	500,000	4,461
	Japan Expressway Holding
	& Debt Repayment Agency	0.360%	12/18/15	JPY	1,000,000	8,928
	Japan Expressway Holding
	& Debt Repayment Agency	0.500%	9/17/38	JPY	200,000	1,314
	Japan Expressway Holding
	& Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,293

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
11	Japan Expressway Holding
	& Debt Repayment Agency	0.660%	5/31/24	JPY	600,000	5,428
11	Japan Expressway Holding
	& Debt Repayment Agency	0.668%	3/17/23	JPY	800,000	7,287
	Japan Expressway Holding
	& Debt Repayment Agency	0.765%	9/20/22	JPY	200,000	1,828
	Japan Expressway Holding
	& Debt Repayment Agency	0.796%	9/20/22	JPY	300,000	2,748
11	Japan Expressway Holding
	& Debt Repayment Agency	0.801%	8/31/22	JPY	800,000	7,375
11	Japan Expressway Holding
	& Debt Repayment Agency	0.805%	11/30/22	JPY	500,000	4,608
11	Japan Expressway Holding
	& Debt Repayment Agency	0.815%	2/28/23	JPY	500,000	4,608
11	Japan Expressway Holding
	& Debt Repayment Agency	0.819%	9/30/22	JPY	1,500,000	13,843
11	Japan Expressway Holding
	& Debt Repayment Agency	0.834%	1/31/23	JPY	800,000	7,386
11	Japan Expressway Holding
	& Debt Repayment Agency	0.839%	7/29/22	JPY	500,000	4,623
11	Japan Expressway Holding
	& Debt Repayment Agency	0.895%	6/30/22	JPY	1,200,000	11,142
11	Japan Expressway Holding
	& Debt Repayment Agency	0.900%	10/30/20	JPY	1,200,000	11,131
11	Japan Expressway Holding
	& Debt Repayment Agency	1.200%	12/27/19	JPY	100,000	937
11	Japan Expressway Holding
	& Debt Repayment Agency	1.300%	1/30/19	JPY	100,000	934
11	Japan Expressway Holding
	& Debt Repayment Agency	1.300%	5/29/20	JPY	100,000	945
11	Japan Expressway Holding
	& Debt Repayment Agency	1.400%	7/31/19	JPY	301,000	2,837
11	Japan Expressway Holding
	& Debt Repayment Agency	1.500%	1/29/16	JPY	200,000	1,812
11	Japan Expressway Holding
	& Debt Repayment Agency	1.500%	12/27/17	JPY	273,000	2,539
11	Japan Expressway Holding
	& Debt Repayment Agency	1.500%	5/31/19	JPY	75,000	709
11	Japan Expressway Holding
	& Debt Repayment Agency	1.500%	6/28/19	JPY	301,000	2,847
11	Japan Expressway Holding
	& Debt Repayment Agency	1.600%	2/28/18	JPY	100,000	935
11	Japan Expressway Holding
	& Debt Repayment Agency	1.600%	10/31/18	JPY	501,000	4,723
11	Japan Expressway Holding
	& Debt Repayment Agency	1.700%	7/31/18	JPY	900,000	8,489
11	Japan Expressway Holding
	& Debt Repayment Agency	1.800%	6/29/18	JPY	400,000	3,781
11	Japan Expressway Holding
	& Debt Repayment Agency	1.900%	8/31/17	JPY	500,000	4,681
11	Japan Expressway Holding
	& Debt Repayment Agency	2.000%	8/31/16	JPY	229,000	2,111
11	Japan Expressway Holding
	& Debt Repayment Agency	2.100%	12/28/29	JPY	500,000	5,152
	Japan Expressway Holding
	& Debt Repayment Agency	2.120%	6/20/16	JPY	100,000	919

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
11	Japan Expressway Holding
	& Debt Repayment Agency	2.300%	2/29/40	JPY	200,000	2,022
	Japan Expressway Holding
	& Debt Repayment Agency	2.340%	10/20/27	JPY	700,000	7,339
	Japan Expressway Holding
	& Debt Repayment Agency	2.700%	3/20/48	JPY	200,000	1,984
	Japan Expressway Holding
	& Debt Repayment Agency	2.870%	12/20/46	JPY	80,000	825
	Japan Expressway Holding
	& Debt Repayment Agency	2.960%	3/19/46	JPY	250,000	2,628
11	Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,444
11	Japan Finance Organization for Municipalities	0.202%	4/24/20	JPY	2,000,000	17,827
11	Japan Finance Organization for Municipalities	0.250%	10/29/18	JPY	300,000	2,685
11	Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,457
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,197
11	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,369
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,538
11	Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	9,274
11	Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	928
11	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,575
11	Japan Finance Organization for Municipalities	1.400%	4/15/19	JPY	800,000	7,518
11	Japan Finance Organization for Municipalities	1.600%	10/16/18	JPY	200,000	1,885
	Japan Finance Organization for Municipalities	1.770%	9/25/18	JPY	400,000	3,786
11	Japan Finance Organization for Municipalities	1.900%	6/22/18	JPY	500,000	4,740
	Japan Finance Organization for Municipalities	1.970%	6/20/18	JPY	500,000	4,748
11	Japan Finance Organization for Municipalities	2.000%	5/9/16	JPY	2,000,000	18,325
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,839
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	13,434
	Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,290
	Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,622
	Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,377
	Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,658
	Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	13,691
	Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,418
	Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,781
	Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,635
	Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	3,743
	Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,874
	Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,681
	Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,757
	Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	10,357
	Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,898
	Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,228
	Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	941
	Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,825
	Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	947
	Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,826
	Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	1,901
	Major Joint Local Government Bond	1.500%	10/23/15	JPY	700,000	6,317
	Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	938
	Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	948
	Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	939
	Major Joint Local Government Bond	1.570%	2/23/18	JPY	500,000	4,666
	Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,299
	Major Joint Local Government Bond	1.600%	11/25/15	JPY	315,800	2,856
	Major Joint Local Government Bond	1.600%	12/25/15	JPY	112,800	1,022
	Major Joint Local Government Bond	1.600%	2/25/16	JPY	150,000	1,362

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	951
Major Joint Local Government Bond	1.800%	1/25/17	JPY	509,000	4,705
Major Joint Local Government Bond	1.900%	6/23/17	JPY	200,000	1,865
11 Nuclear Damage Liability Facilitation Fund	0.151%	11/17/17	JPY	1,000,000	8,943
Shoko Chukin Bank	0.150%	2/26/16	JPY	500,000	4,454
Shoko Chukin Bank	0.200%	10/27/15	JPY	500,000	4,456
Shoko Chukin Bank	0.250%	4/27/16	JPY	100,000	892
Shoko Chukin Bank	0.250%	7/27/16	JPY	1,500,000	13,387
Shoko Chukin Bank	0.350%	6/27/17	JPY	300,000	2,687
Shoko Chukin Bank	0.400%	4/27/17	JPY	500,000	4,483
Shoko Chukin Bank	0.550%	6/27/16	JPY	100,000	897
Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	18,146
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,698
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,757
Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,394
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,869
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,681
Tokyo Metropolitan Government	1.380%	9/20/19	JPY	400,000	3,771
Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	3,793
Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,897
Tokyo Metropolitan Government	1.730%	3/18/16	JPY	200,000	1,821
Tokyo Metropolitan Government	1.830%	9/20/16	JPY	101,000	929
Tokyo Metropolitan Government	1.840%	12/20/16	JPY	100,000	923
Tokyo Metropolitan Government	1.970%	3/18/16	JPY	1,503,000	13,727
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,007
Tokyo Metropolitan Government	2.000%	6/20/16	JPY	150,000	1,377
					5,873,563
Total Japan (Cost $6,491,735)					6,050,931
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	1,250	2,062
Total Jersey, C.I. (Cost $2,121)					2,062
Latvia (0.0%)
Sovereign Bonds (0.0%)
3 Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,342
Republic of Latvia	5.500%	3/5/18	EUR	2,000	2,920
Total Latvia (Cost $4,472)					4,262
Lithuania (0.0%)
Sovereign Bonds (0.0%)
Republic of Lithuania	2.125%	10/29/26	EUR	2,800	3,461
Republic of Lithuania	4.850%	2/7/18	EUR	3,000	4,274
Total Lithuania (Cost $7,761)					7,735
Luxembourg (0.0%)
Sovereign Bond (0.0%)
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	4,146
Total Luxembourg (Cost $3,960)					4,146
Malaysia (0.4%)
Sovereign Bonds (0.4%)
12 Federation of Malaysia	3.260%	3/1/18	MYR	30,000	9,033
Federation of Malaysia	3.418%	8/15/22	MYR	15,000	4,432
Federation of Malaysia	3.480%	3/15/23	MYR	20,000	5,927

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Federation of Malaysia	4.048%	9/30/21	MYR	30,000	9,265
Federation of Malaysia	4.127%	4/15/32	MYR	25,000	7,439
Federation of Malaysia	4.181%	7/15/24	MYR	42,000	13,131
Federation of Malaysia	4.262%	9/15/16	MYR	80,000	24,660
Federation of Malaysia	4.378%	11/29/19	MYR	70,000	21,984
Federation of Malaysia	4.392%	4/15/26	MYR	10,000	3,159
12 Federation of Malaysia	4.498%	4/15/30	MYR	15,000	4,727
Total Malaysia (Cost $111,193)					103,757
Mexico (1.0%)
Corporate Bonds (0.1%)
America Movil SAB de CV	1.000%	6/4/18	EUR	3,000	3,809
America Movil SAB de CV	1.125%	9/12/18	CHF	1,000	1,061
America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,481
America Movil SAB de CV	3.750%	6/28/17	EUR	3,500	4,755
America Movil SAB de CV	5.000%	10/27/26	GBP	1,500	2,709
1 America Movil SAB de CV	5.125%	9/6/73	EUR	6,000	8,176
					23,991
Sovereign Bonds (0.9%)
Pemex Project Funding Master Trust	5.500%	2/24/25	EUR	2,000	3,125
Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,369
Petroleos Mexicanos	5.500%	1/9/17	EUR	1,500	2,070
Petroleos Mexicanos	6.375%	8/5/16	EUR	1,300	1,791
Petroleos Mexicanos	8.250%	6/2/22	GBP	2,250	4,674
United Mexican States	1.160%	8/8/16	JPY	300,000	2,704
United Mexican States	2.375%	4/9/21	EUR	2,667	3,488
United Mexican States	2.750%	4/22/23	EUR	3,000	3,960
United Mexican States	3.625%	4/9/29	EUR	1,000	1,383
United Mexican States	4.750%	6/14/18	MXN	400,000	29,889
United Mexican States	5.000%	6/15/17	MXN	231,000	17,582
United Mexican States	5.625%	3/19/14	GBP	4,000	6,456
United Mexican States	6.250%	6/16/16	MXN	80,000	6,198
United Mexican States	6.500%	6/10/21	MXN	165,000	12,967
United Mexican States	6.500%	6/9/22	MXN	80,000	6,254
United Mexican States	7.250%	12/15/16	MXN	200,000	15,933
United Mexican States	7.500%	6/3/27	MXN	225,000	18,597
United Mexican States	7.750%	12/14/17	MXN	160,000	13,079
United Mexican States	7.750%	5/29/31	MXN	120,000	10,038
United Mexican States	7.750%	11/23/34	MXN	25,000	2,076
United Mexican States	7.750%	11/13/42	MXN	88,000	7,378
United Mexican States	8.000%	6/11/20	MXN	110,000	9,298
United Mexican States	8.000%	12/7/23	MXN	247,600	21,176
United Mexican States	8.500%	12/13/18	MXN	75,000	6,353
United Mexican States	8.500%	5/31/29	MXN	140,000	12,442
United Mexican States	8.500%	11/18/38	MXN	105,000	9,471
United Mexican States	10.000%	12/5/24	MXN	161,000	15,712
United Mexican States	10.000%	11/20/36	MXN	110,000	11,284
					256,747
Total Mexico (Cost $295,981)					280,738
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,574
Kingdom of Morocco	5.375%	6/27/17	EUR	2,000	2,753
Total Morocco (Cost $5,612)					5,327

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Netherlands (3.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
ABN AMRO Bank NV	1.875%	7/31/19	EUR	12,500	16,831
ABN AMRO Bank NV	2.500%	9/5/23	EUR	2,000	2,860
ABN AMRO Bank NV	3.500%	1/12/18	EUR	2,000	2,773
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	4,519
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	7,742
ING Bank NV	1.875%	5/22/23	EUR	10,400	14,179
ING Bank NV	3.250%	3/3/16	EUR	3,000	3,918
ING Bank NV	3.375%	1/11/18	EUR	10,000	13,819
SNS Bank NV	2.125%	8/30/17	EUR	5,350	7,065
					73,706
Corporate Bonds (0.8%)
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	4,093
ABN AMRO Bank NV	4.125%	3/28/22	EUR	1,500	2,283
ABN AMRO Bank NV	4.250%	4/11/16	EUR	4,000	5,295
ABN AMRO Bank NV	4.750%	1/11/19	EUR	2,500	3,664
ABN AMRO Bank NV	6.375%	4/27/21	EUR	500	771
ABN AMRO Bank NV	7.125%	7/6/22	EUR	1,500	2,444
Achmea BV	2.500%	11/19/20	EUR	2,000	2,687
1 Achmea BV	6.000%	4/4/43	EUR	2,000	2,853
Achmea Bank NV	2.000%	1/23/18	EUR	2,000	2,610
Aegon NV	3.000%	7/18/17	EUR	300	400
Aegon NV	6.625%	12/16/39	GBP	1,000	2,188
Ahold Finance USA LLC	6.500%	3/14/17	GBP	400	709
Akzo Nobel NV	4.000%	12/17/18	EUR	2,500	3,532
Akzo Nobel NV	8.000%	4/6/16	GBP	200	350
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,413
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	0.487%	5/24/16	JPY	500,000	4,467
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	1.750%	1/22/19	EUR	8,400	11,070
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.000%	2/6/19	CHF	1,000	1,110
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.000%	9/16/21	CHF	2,000	2,263
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.125%	10/11/17	CHF	2,000	2,190
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.375%	5/22/23	EUR	5,000	6,850
1 Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.500%	5/26/26	EUR	5,000	6,314
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.125%	9/15/26	CHF	1,000	1,263
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.250%	11/1/17	GBP	600	1,006
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.500%	10/17/18	EUR	700	981
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.625%	7/2/19	CHF	2,500	2,984
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.750%	11/9/20	EUR	3,000	4,181
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.000%	9/19/22	GBP	3,187	5,470
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	1/12/21	EUR	5,000	7,494

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	9/14/22	EUR	3,000	4,286
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	7/14/25	EUR	5,000	7,934
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.250%	1/16/17	EUR	10,000	13,598
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.625%	5/23/29	GBP	1,500	2,416
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.750%	6/6/22	EUR	5,000	7,923
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	9/14/27	GBP	1,250	2,148
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	5/23/41	GBP	800	1,535
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	7.250%	4/20/18	AUD	5,250	5,149
Corio NV	3.250%	2/26/21	EUR	2,000	2,798
Delta Lloyd NV	4.250%	11/17/17	EUR	500	688
1 Delta Lloyd NV	4.375%	6/29/49	EUR	1,000	1,209
F Van Lanschot Bankiers NV	3.125%	6/5/18	EUR	1,000	1,326
Heineken NV	2.000%	4/6/21	EUR	1,000	1,323
Heineken NV	2.875%	8/4/25	EUR	2,000	2,763
ING Bank NV	1.875%	2/27/18	EUR	9,000	11,771
1 ING Bank NV	3.500%	11/21/23	EUR	3,000	3,966
ING Bank NV	3.875%	5/24/16	EUR	1,500	1,983
ING Bank NV	3.875%	12/23/16	GBP	90	151
ING Bank NV	4.500%	2/21/22	EUR	2,500	3,882
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,557
1 ING Bank NV	6.125%	5/29/23	EUR	1,000	1,435
1 ING Bank NV	6.875%	5/29/23	GBP	2,300	4,097
ING Groep NV	4.750%	5/31/17	EUR	5,000	6,936
Koninklijke DSM NV	1.750%	11/13/19	EUR	1,000	1,314
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,500	2,025
Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	7,831
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,720
Koninklijke KPN NV	4.750%	1/17/17	EUR	1,000	1,374
Koninklijke KPN NV	5.750%	3/18/16	GBP	550	933
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,000	1,807
Koninklijke KPN NV	6.000%	5/29/19	GBP	400	740
Koninklijke KPN NV	6.500%	1/15/16	EUR	1,700	2,287
LeasePlan Corp. NV	2.500%	9/19/16	EUR	500	650
LeasePlan Corp. NV	3.875%	9/16/15	EUR	2,000	2,581
1 NN Group NV	4.625%	4/8/44	EUR	2,000	2,604
1 NN Group NV	6.375%	5/7/27	EUR	3,000	4,136
PostNL NV	7.500%	8/14/18	GBP	2,580	4,837
Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	1,052
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,374
Shell International Finance BV	4.375%	5/14/18	EUR	1,000	1,428
Shell International Finance BV	4.625%	5/22/17	EUR	5,000	6,960
Unilever NV	1.750%	8/5/20	EUR	2,000	2,648
Unilever plc	4.750%	6/16/17	GBP	850	1,480
Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,780
					236,370
Sovereign Bonds (2.3%)
Alliander NV	2.875%	6/14/24	EUR	500	705
1 Alliander NV	3.250%	11/29/49	EUR	1,000	1,305

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Alliander NV	5.500%	4/20/16	EUR	1,000	1,347
Bank Nederlandse Gemeenten	0.750%	5/21/18	EUR	14,600	18,655
Bank Nederlandse Gemeenten	1.000%	3/19/19	EUR	4,000	5,168
Bank Nederlandse Gemeenten	1.875%	12/7/18	GBP	2,800	4,524
Bank Nederlandse Gemeenten	1.875%	6/6/19	EUR	3,000	4,025
Bank Nederlandse Gemeenten	1.875%	1/14/21	EUR	2,000	2,702
Bank Nederlandse Gemeenten	2.125%	7/14/15	EUR	6,000	7,628
Bank Nederlandse Gemeenten	2.250%	8/24/16	EUR	5,000	6,514
Bank Nederlandse Gemeenten	2.250%	10/14/20	CHF	4,000	4,634
Bank Nederlandse Gemeenten	3.875%	5/26/23	EUR	3,000	4,676
Bank Nederlandse Gemeenten	5.200%	12/7/28	GBP	700	1,387
Bank Nederlandse Gemeenten NV	2.250%	8/30/22	EUR	3,000	4,170
Bank Nederlandse Gemeenten NV	5.250%	5/20/24	AUD	5,000	4,765
Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,990
3 Kingdom of Netherlands	0.000%	4/15/16	EUR	10,000	12,535
Kingdom of Netherlands	0.250%	1/15/20	EUR	10,000	12,534
Kingdom of Netherlands	0.500%	4/15/17	EUR	30,000	38,062
3 Kingdom of Netherlands	1.250%	1/15/18	EUR	15,000	19,542
3 Kingdom of Netherlands	1.250%	1/15/19	EUR	20,000	26,267
3 Kingdom of Netherlands	1.750%	7/15/23	EUR	22,000	29,689
4 Kingdom of Netherlands	2.000%	7/15/24	EUR	28,000	38,361
3 Kingdom of Netherlands	2.250%	7/15/22	EUR	25,000	35,061
3 Kingdom of Netherlands	2.500%	1/15/17	EUR	35,000	46,274
3 Kingdom of Netherlands	2.500%	1/15/33	EUR	16,400	23,595
Kingdom of Netherlands	2.750%	1/15/47	EUR	8,000	12,321
3 Kingdom of Netherlands	3.250%	7/15/21	EUR	13,900	20,580
3 Kingdom of Netherlands	3.500%	7/15/20	EUR	15,000	22,174
Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	15,531
3 Kingdom of Netherlands	3.750%	1/15/42	EUR	19,000	34,193
3 Kingdom of Netherlands	4.000%	7/15/16	EUR	25,000	33,457
3 Kingdom of Netherlands	4.000%	7/15/18	EUR	15,000	21,540
3 Kingdom of Netherlands	4.000%	7/15/19	EUR	15,000	22,176
3 Kingdom of Netherlands	4.000%	1/15/37	EUR	13,500	24,255
3 Kingdom of Netherlands	5.500%	1/15/28	EUR	10,000	18,931
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	2,075
Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	5,134
Nederlandse Gasunie NV	4.250%	6/20/16	EUR	2,000	2,664
Nederlandse Waterschapsbank NV	0.750%	3/5/18	EUR	10,000	12,785
Nederlandse Waterschapsbank NV	1.125%	1/28/19	EUR	2,000	2,594
Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	9,000	11,958
Nederlandse Waterschapsbank NV	1.750%	7/22/16	CHF	2,000	2,138
Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,684
Nederlandse Waterschapsbank NV	2.125%	9/7/16	GBP	500	817
Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,551
Nederlandse Waterschapsbank NV	3.375%	4/3/17	NOK	20,000	3,086
Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	7,384
TenneT Holding BV	3.875%	2/21/18	EUR	540	749
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	2,295
					641,187
Total Netherlands (Cost $957,178)					951,263
New Zealand (0.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
ANZ New Zealand International Ltd.	3.000%	10/20/16	EUR	5,000	6,610
Westpac Securities NZ Ltd.	3.500%	6/16/16	EUR	5,000	6,608
					13,218

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.0%)
ANZ New Zealand International Ltd.	1.500%	12/17/15	GBP	450	722
BNZ International Funding Ltd.	1.250%	5/23/18	EUR	2,800	3,582
					4,304
Sovereign Bonds (0.2%)
New Zealand	3.000%	4/15/20	NZD	7,500	5,600
New Zealand	4.500%	4/15/27	NZD	8,000	6,431
New Zealand	5.000%	3/15/19	NZD	15,000	12,262
New Zealand	5.500%	4/15/23	NZD	10,000	8,628
New Zealand	6.000%	12/15/17	NZD	24,000	19,960
New Zealand	6.000%	5/15/21	NZD	12,500	10,908
					63,789
Total New Zealand (Cost $86,602)					81,311
Norway (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	1.000%	1/22/18	EUR	6,000	7,710
DNB Boligkreditt AS	1.125%	11/12/18	EUR	5,000	6,475
DNB Boligkreditt AS	2.375%	4/11/17	EUR	6,000	7,925
DNB Boligkreditt AS	2.750%	3/21/22	EUR	7,500	10,757
Eika Boligkreditt AS	2.125%	1/30/23	EUR	2,000	2,740
Eika Boligkreditt AS	2.250%	1/25/17	EUR	5,000	6,536
Nordea Eiendomskreditt AS	4.050%	6/21/17	NOK	5,000	788
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	6,000	7,932
SpareBank 1 Boligkreditt AS	2.375%	11/22/16	EUR	5,000	6,553
Sparebanken Vest Boligkreditt AS	1.250%	1/16/19	EUR	5,000	6,499
					63,915
Corporate Bonds (0.1%)
1 DNB Bank ASA	3.000%	9/26/23	EUR	3,000	3,956
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	4,548
1 DNB Bank ASA	4.750%	3/8/22	EUR	4,000	5,399
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	1,992
					15,895
Sovereign Bonds (0.3%)
Kingdom of Norway	2.000%	5/24/23	NOK	85,000	12,685
Kingdom of Norway	3.000%	3/14/24	NOK	69,900	11,213
Kingdom of Norway	3.750%	5/25/21	NOK	39,100	6,538
Kingdom of Norway	4.250%	5/19/17	NOK	80,000	12,750
Kingdom of Norway	4.500%	5/22/19	NOK	20,300	3,416
Kommunalbanken AS	0.875%	4/8/19	EUR	5,000	6,415
Kommunalbanken AS	1.125%	12/15/16	GBP	3,000	4,809
Kommunalbanken AS	1.125%	12/15/17	GBP	500	795
Statkraft AS	5.000%	11/10/16	NOK	2,500	395
Statkraft AS	6.625%	4/2/19	EUR	2,950	4,626
Statoil ASA	5.625%	3/11/21	EUR	4,700	7,612
Statoil ASA	6.875%	3/11/31	GBP	750	1,686
Telenor ASA	1.750%	1/15/18	EUR	2,000	2,605
Telenor ASA	2.500%	5/22/25	EUR	2,400	3,287
					78,832
Total Norway (Cost $165,376)					158,642
Poland (0.7%)
Sovereign Bonds (0.7%)
Republic of Poland	0.000%	7/25/16	PLN	25,000	7,209
Republic of Poland	1.625%	1/15/19	EUR	8,000	10,498

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Republic of Poland	2.250%	5/15/18	CHF	3,000	3,290
Republic of Poland	2.500%	7/25/18	PLN	60,000	18,183
Republic of Poland	3.250%	7/25/19	PLN	35,000	10,983
Republic of Poland	3.375%	7/9/24	EUR	5,000	7,268
Republic of Poland	3.625%	2/1/16	EUR	5,000	6,529
Republic of Poland	3.750%	4/25/18	PLN	15,000	4,730
Republic of Poland	4.000%	3/23/21	EUR	2,000	2,993
Republic of Poland	4.000%	10/25/23	PLN	27,500	9,176
Republic of Poland	4.200%	4/15/20	EUR	8,000	11,896
Republic of Poland	4.500%	1/18/22	EUR	5,000	7,757
Republic of Poland	4.750%	4/25/17	PLN	102,100	32,473
Republic of Poland	5.000%	4/25/16	PLN	54,100	16,819
Republic of Poland	5.250%	10/25/17	PLN	15,000	4,891
Republic of Poland	5.250%	10/25/20	PLN	15,000	5,227
Republic of Poland	5.250%	1/20/25	EUR	2,000	3,320
Republic of Poland	5.500%	10/25/19	PLN	18,000	6,217
Republic of Poland	5.750%	10/25/21	PLN	16,100	5,855
Republic of Poland	5.750%	9/23/22	PLN	25,000	9,223
Republic of Poland	5.750%	4/25/29	PLN	8,000	3,219
Total Poland (Cost $190,173)					187,756
Portugal (0.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Banco Santander Totta SA	1.500%	4/3/17	EUR	3,000	3,846
Caixa Geral de Depositos SA	3.750%	1/18/18	EUR	3,500	4,808
					8,654
Sovereign Bond (0.0%)
Caixa Geral de Depositos SA	3.000%	1/15/19	EUR	1,000	1,365
					1,365
Total Portugal (Cost $10,190)					10,019
Romania (0.0%)
Sovereign Bonds (0.0%)
Republic of Romania	3.625%	4/24/24	EUR	2,000	2,673
Republic of Romania	4.625%	9/18/20	EUR	3,000	4,276
Republic of Romania	4.875%	11/7/19	EUR	2,000	2,850
Republic of Romania	5.250%	6/17/16	EUR	3,000	4,027
Total Romania (Cost $14,063)					13,826
Russia (0.3%)
Sovereign Bonds (0.3%)
Gazprom OAO Via Gaz Capital SA	3.389%	3/20/20	EUR	3,000	3,622
Gazprom OAO Via Gaz Capital SA	3.755%	3/15/17	EUR	3,000	3,753
Gazprom OAO Via Gaz Capital SA	4.364%	3/21/25	EUR	300	367
Gazprom OAO Via Gaz Capital SA	5.338%	9/25/20	GBP	1,000	1,594
Russian Federation	3.625%	9/16/20	EUR	1,000	1,271
Russian Federation	6.400%	5/27/20	RUB	150,000	2,978
Russian Federation	6.700%	5/15/19	RUB	300,000	6,155
Russian Federation	6.800%	12/11/19	RUB	285,715	5,835
Russian Federation	7.000%	8/16/23	RUB	300,000	5,854
Russian Federation	7.050%	1/19/28	RUB	100,000	1,856
Russian Federation	7.350%	1/20/16	RUB	400,000	9,075
Russian Federation	7.400%	4/19/17	RUB	295,000	6,484
Russian Federation	7.500%	3/15/18	RUB	500,000	10,818
Russian Federation	7.600%	7/20/22	RUB	300,000	6,153
Russian Federation	8.150%	2/3/27	RUB	200,000	4,110

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Russian Railways via RZD Capital plc	2.177%	2/26/18	CHF	3,000	2,846
Russian Railways via RZD Capital plc	3.374%	5/20/21	EUR	2,000	2,350
Vnesheconombank Via VEB Finance plc	3.035%	2/21/18	EUR	2,000	2,365
Total Russia (Cost $96,689)					77,486
Singapore (0.3%)
Sovereign Bonds (0.3%)
Republic of Singapore	0.500%	4/1/18	SGD	35,000	26,872
Republic of Singapore	2.250%	6/1/21	SGD	15,000	11,956
Republic of Singapore	2.500%	6/1/19	SGD	15,000	12,263
Republic of Singapore	2.750%	4/1/42	SGD	10,500	7,862
Republic of Singapore	3.125%	9/1/22	SGD	9,000	7,567
Republic of Singapore	3.375%	9/1/33	SGD	1,500	1,256
Republic of Singapore	3.500%	3/1/27	SGD	20,000	17,178
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	4,072
Total Singapore (Cost $91,614)					89,026
Slovakia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovakia	1.375%	10/16/19	CHF	2,000	2,166
Republic of Slovakia	1.500%	11/28/18	EUR	2,000	2,627
Republic of Slovakia	3.625%	1/16/29	EUR	3,000	4,507
Republic of Slovakia	4.000%	4/27/20	EUR	7,750	11,531
Republic of Slovakia	4.350%	10/14/25	EUR	6,500	10,311
Republic of Slovakia	4.625%	1/19/17	EUR	5,000	6,873
Total Slovakia (Cost $37,816)					38,015
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	0.000%	4/14/16	EUR	3,800	4,731
Republic of Slovenia	2.250%	3/25/22	EUR	4,072	5,071
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,803
Republic of Slovenia	4.375%	2/6/19	EUR	2,000	2,806
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,797
Total Slovenia (Cost $19,961)					21,208
South Africa (0.4%)
Sovereign Bonds (0.4%)
Eskom Holdings SOC Ltd.	10.000%	1/25/23	ZAR	15,000	1,497
Republic of South Africa	3.750%	7/24/26	EUR	700	918
Republic of South Africa	6.250%	3/31/36	ZAR	130,000	9,143
Republic of South Africa	6.500%	2/28/41	ZAR	50,000	3,545
Republic of South Africa	6.750%	3/31/21	ZAR	190,000	16,620
Republic of South Africa	7.000%	2/28/31	ZAR	130,000	10,349
Republic of South Africa	7.250%	1/15/20	ZAR	235,000	21,282
Republic of South Africa	7.750%	2/28/23	ZAR	125,000	11,392
Republic of South Africa	8.000%	12/21/18	ZAR	50,000	4,688
Republic of South Africa	8.000%	1/31/30	ZAR	130,000	11,444
Republic of South Africa	8.250%	9/15/17	ZAR	75,000	7,061
Republic of South Africa	8.500%	1/31/37	ZAR	95,000	8,528
Republic of South Africa	8.750%	2/28/48	ZAR	60,000	5,485
Republic of South Africa	10.500%	12/21/26	ZAR	100,000	10,879
Total South Africa (Cost $140,242)					122,831

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
South Korea (2.3%)
Sovereign Bonds (2.3%)
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,348
Korea Development Bank	1.500%	5/30/18	EUR	600	770
Korea Railroad Corp.	1.000%	11/16/18	CHF	4,000	4,220
Republic of Korea	2.125%	6/10/24	EUR	4,300	5,623
Republic of Korea	2.500%	4/30/18	KRW	20,000,000	18,705
Republic of Korea	2.750%	12/10/15	KRW	81,000,000	76,316
Republic of Korea	2.750%	6/10/17	KRW	20,000,000	18,971
Republic of Korea	2.750%	3/10/18	KRW	67,000,000	63,675
Republic of Korea	3.000%	12/10/16	KRW	15,000,000	14,274
Republic of Korea	3.000%	3/10/23	KRW	34,000,000	32,692
Republic of Korea	3.000%	9/10/24	KRW	10,000,000	9,593
Republic of Korea	3.000%	12/10/42	KRW	22,000,000	20,825
Republic of Korea	3.125%	3/10/19	KRW	14,000,000	13,507
Republic of Korea	3.375%	9/10/23	KRW	20,000,000	19,756
Republic of Korea	3.500%	9/10/16	KRW	43,000,000	41,209
Republic of Korea	3.500%	3/10/17	KRW	20,000,000	19,273
Republic of Korea	3.750%	12/10/33	KRW	13,000,000	13,746
Republic of Korea	4.000%	3/10/16	KRW	61,000,000	58,489
Republic of Korea	4.000%	12/10/31	KRW	25,000,000	27,038
Republic of Korea	4.250%	6/10/21	KRW	29,000,000	29,997
Republic of Korea	4.750%	12/10/30	KRW	21,000,000	24,490
Republic of Korea	5.000%	6/10/20	KRW	66,500,000	70,516
Republic of Korea	5.250%	3/10/27	KRW	6,500,000	7,657
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	24,345
Republic of Korea	5.500%	12/10/29	KRW	6,000,000	7,450
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	16,926
Total South Korea (Cost $623,219)					642,411
Spain (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,166
Ayt Cedulas Cajas Global	4.000%	3/21/17	EUR	1,000	1,355
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	1,000	1,473
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,000	1,507
AyT Cedulas Cajas Global	4.500%	12/2/19	EUR	5,000	7,382
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	2,600	4,106
AyT Cedulas Cajas IX Fondo de Titulizacion	4.000%	3/31/20	EUR	7,000	10,178
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,466
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	1,000	1,467
Banco Bilbao Vizcaya Argentaria SA	3.625%	1/18/17	EUR	3,000	4,037
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	5,000	7,695
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	3,305
Banco Bilbao Vizcaya Argentaria SA	4.750%	2/10/16	EUR	6,300	8,346
Banco de Sabadell SA	3.375%	1/23/18	EUR	4,000	5,472
Banco Espanol de Credito SA	3.500%	1/18/16	EUR	1,100	1,432
Banco Espanol de Credito SA	3.625%	9/7/15	EUR	3,000	3,866
Banco Espanol de Credito SA	3.750%	6/17/16	EUR	6,700	8,870
Banco Espanol de Credito SA	4.750%	1/24/17	EUR	6,300	8,678
Banco Popular Espanol SA	2.125%	10/8/19	EUR	4,000	5,329
Banco Popular Espanol SA	3.750%	1/22/19	EUR	5,000	7,050
Banco Popular Espanol SA	4.125%	3/30/17	EUR	4,500	6,127
Banco Santander SA	2.875%	1/30/18	EUR	5,500	7,460
Banco Santander SA	3.125%	9/28/15	EUR	1,500	1,929

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Banco Santander SA	4.125%	1/9/17	EUR	1,000	1,358
Banco Santander SA	4.625%	1/20/16	EUR	1,400	1,848
Bankia SA	3.500%	12/14/15	EUR	600	777
Bankia SA	3.625%	10/5/16	EUR	4,350	5,782
Bankia SA	4.000%	2/3/25	EUR	1,600	2,426
Bankia SA	4.125%	3/24/36	EUR	1,700	2,621
Bankia SA	4.250%	7/5/16	EUR	950	1,266
Bankia SA	4.250%	5/25/18	EUR	3,450	4,880
Bankia SA	4.500%	4/26/22	EUR	2,050	3,177
Bankia SA	5.000%	6/28/19	EUR	2,000	2,997
Bankia SA	5.750%	6/29/16	EUR	1,000	1,362
Bankinter SA	2.750%	7/26/16	EUR	3,300	4,307
CaixaBank SA	2.625%	3/21/24	EUR	3,600	5,072
CaixaBank SA	3.500%	3/31/16	EUR	4,500	5,891
CaixaBank SA	3.875%	2/17/25	EUR	2,000	3,107
CaixaBank SA	4.625%	6/4/19	EUR	5,400	8,020
CaixaBank SA	5.125%	4/27/16	EUR	10,000	13,421
Caja Rural de Navarra	2.875%	6/11/18	EUR	1,700	2,313
Cajas Rurales Unidas SCC	3.375%	5/16/16	EUR	2,000	2,612
Cedulas Grupo Banco Popular 3	4.250%	4/26/17	EUR	2,500	3,415
Cedulas TDA	4.125%	4/10/21	EUR	1,500	2,228
Cedulas TDA 3 Fondo de Titulizacion de Activos	4.375%	3/3/16	EUR	2,000	2,635
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	7,000	10,437
Cedulas TDA 6 Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	3,000	4,552
IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,966
IM Cedulas 6-M1 - Fondo de Titulizacion	3.500%	12/2/15	EUR	3,500	4,525
Kutxabank SA	3.000%	2/1/17	EUR	2,500	3,321
Santander Consumer Finance SA	3.875%	3/23/16	EUR	1,400	1,841
					217,853
Corporate Bonds (0.5%)
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,000	4,332
Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	5,168
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	4,112
Bankinter SA	4.125%	3/22/17	EUR	1,500	2,045
BBVA Senior Finance SAU	3.250%	3/21/16	EUR	5,000	6,506
BBVA Senior Finance SAU	3.750%	1/17/18	EUR	3,500	4,814
1 BBVA Subordinated Capital SAU	3.500%	4/11/24	EUR	3,000	3,897
CaixaBank SA	2.500%	4/18/17	EUR	3,000	3,932
CaixaBank SA	3.000%	3/22/18	EUR	4,500	6,132
Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	981
Gas Natural Capital Markets SA	5.375%	5/24/19	EUR	2,600	3,903
Gas Natural Capital Markets SA	5.625%	2/9/17	EUR	3,000	4,184
Gas Natural Fenosa Finance BV	2.875%	3/11/24	EUR	4,000	5,456
Gas Natural Fenosa Finance BV	3.500%	4/15/21	EUR	2,000	2,849
Gas Natural Fenosa Finance BV	3.875%	4/11/22	EUR	2,000	2,918
Iberdrola Finanzas SAU	3.500%	10/13/16	EUR	3,000	3,980
Iberdrola Finanzas SAU	4.750%	1/25/16	EUR	2,500	3,298
Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	1,500	2,822
Iberdrola International BV	3.500%	2/1/21	EUR	3,000	4,266
Iberdrola International BV	4.250%	10/11/18	EUR	1,000	1,420
Iberdrola International BV	4.500%	9/21/17	EUR	600	836
1 Iberdrola International BV	5.750%	2/27/49	EUR	1,000	1,359
Red Electrica Financiaciones SA Unipersonal	2.375%	5/31/19	EUR	800	1,068
Red Electrica Financiaciones SA Unipersonal	3.500%	10/7/16	EUR	2,500	3,311
Red Electrica Financiaciones SA Unipersonal	4.875%	4/29/20	EUR	2,000	3,016

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Repsol International Finance BV	2.625%	5/28/20	EUR	6,900	9,292
	Repsol International Finance BV	4.250%	2/12/16	EUR	3,500	4,596
	Santander Consumer Finance SA	1.450%	1/29/16	EUR	7,000	8,879
	Santander International Debt SAU	4.000%	3/27/17	EUR	1,000	1,354
	Santander International Debt SAU	4.000%	1/24/20	EUR	3,500	5,094
	Santander International Debt SAU	4.625%	3/21/16	EUR	4,000	5,295
	Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,000	8,103
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	4,300	6,286
	Telefonica Emisiones SAU	4.375%	2/2/16	EUR	7,000	9,201
	Telefonica Emisiones SAU	4.693%	11/11/19	EUR	2,000	2,948
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,789
	Telefonica Emisiones SAU	5.375%	2/2/18	GBP	100	175
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	2,750	4,904
						154,521
Sovereign Bonds (4.1%)
	Autonomous Community of Andalusia Spain	4.750%	1/24/18	EUR	4,000	5,528
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	1,500	2,151
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	4,800	6,880
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	2,914
13	FADE - Fondo de Amortizacion
	del Deficit Electrico	2.250%	12/17/16	EUR	3,000	3,879
13	FADE - Fondo de Amortizacion
	del Deficit Electrico	2.875%	9/17/16	EUR	5,000	6,516
13	FADE - Fondo de Amortizacion
	del Deficit Electrico	3.375%	3/17/19	EUR	7,000	9,614
13	FADE - Fondo de Amortizacion
	del Deficit Electrico	3.875%	3/17/18	EUR	3,000	4,124
13	FADE - Fondo de Amortizacion
	del Deficit Electrico	4.000%	12/17/15	EUR	3,000	3,901
13	FADE - Fondo de Amortizacion
	del Deficit Electrico	5.900%	3/17/21	EUR	2,000	3,167
13	Instituto de Credito Oficial	2.375%	10/31/15	EUR	10,000	12,759
13	Instituto de Credito Oficial	4.000%	4/30/18	EUR	3,000	4,152
13	Instituto de Credito Oficial	4.125%	9/28/17	EUR	3,000	4,108
	Instituto de Credito Oficial	4.500%	3/17/16	EUR	3,000	3,959
13	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	13,347
13	Instituto de Credito Oficial	5.000%	7/5/16	EUR	2,000	2,687
13	Instituto de Credito Oficial	5.125%	1/25/16	EUR	11,000	14,547
	Junta de Castilla y Leon	4.000%	4/30/24	EUR	1,900	2,709
	Kingdom of Spain	0.500%	10/31/17	EUR	10,000	12,434
	Kingdom of Spain	1.400%	1/31/20	EUR	26,500	33,725
	Kingdom of Spain	2.100%	4/30/17	EUR	51,000	66,158
	Kingdom of Spain	2.750%	4/30/19	EUR	40,000	54,075
3	Kingdom of Spain	2.750%	10/31/24	EUR	27,000	35,784
	Kingdom of Spain	3.150%	1/31/16	EUR	15,000	19,430
	Kingdom of Spain	3.250%	4/30/16	EUR	20,000	26,092
	Kingdom of Spain	3.300%	7/30/16	EUR	16,000	21,013
	Kingdom of Spain	3.750%	10/31/18	EUR	23,000	32,092
	Kingdom of Spain	3.800%	1/31/17	EUR	25,000	33,567
3	Kingdom of Spain	3.800%	4/30/24	EUR	30,000	43,319
	Kingdom of Spain	4.000%	4/30/20	EUR	28,000	40,381
	Kingdom of Spain	4.100%	7/30/18	EUR	8,000	11,229
	Kingdom of Spain	4.200%	1/31/37	EUR	20,000	29,016
	Kingdom of Spain	4.250%	10/31/16	EUR	20,000	26,890
	Kingdom of Spain	4.300%	10/31/19	EUR	10,000	14,525

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
3 Kingdom of Spain	4.400%	10/31/23	EUR	23,000	34,772
Kingdom of Spain	4.500%	1/31/18	EUR	26,000	36,432
Kingdom of Spain	4.600%	7/30/19	EUR	30,000	43,907
Kingdom of Spain	4.650%	7/30/25	EUR	10,000	15,424
Kingdom of Spain	4.700%	7/30/41	EUR	15,000	23,197
Kingdom of Spain	4.800%	1/31/24	EUR	20,000	31,116
Kingdom of Spain	4.850%	10/31/20	EUR	24,000	36,345
Kingdom of Spain	4.900%	7/30/40	EUR	14,000	22,387
3 Kingdom of Spain	5.150%	10/31/28	EUR	15,500	24,783
3 Kingdom of Spain	5.150%	10/31/44	EUR	9,000	14,785
3 Kingdom of Spain	5.400%	1/31/23	EUR	30,000	48,089
Kingdom of Spain	5.500%	7/30/17	EUR	30,000	42,467
Kingdom of Spain	5.500%	4/30/21	EUR	24,000	37,861
Kingdom of Spain	5.750%	7/30/32	EUR	20,000	34,857
Kingdom of Spain	5.850%	1/31/22	EUR	20,000	32,509
Kingdom of Spain	5.900%	7/30/26	EUR	20,000	33,866
Kingdom of Spain	6.000%	1/31/29	EUR	20,000	34,579
Xunta de Galicia	4.805%	3/26/20	EUR	2,000	2,936
					1,156,984
Total Spain (Cost $1,493,790)					1,529,358
Supranational (3.1%)
Sovereign Bonds (3.1%)
African Development Bank	0.500%	6/22/15	CAD	1,550	1,366
Asian Development Bank	0.000%	2/7/16	CHF	2,000	2,076
Asian Development Bank	0.375%	4/3/17	EUR	3,000	3,788
Asian Development Bank	1.000%	12/15/16	GBP	1,500	2,403
Asian Development Bank	3.500%	7/25/18	AUD	8,850	7,887
Asian Development Bank	5.000%	3/9/22	AUD	5,000	4,759
Council Of Europe Development Bank	1.125%	10/22/18	EUR	5,000	6,501
Council Of Europe Development Bank	1.750%	12/19/16	GBP	1,000	1,625
Council Of Europe Development Bank	3.000%	7/13/20	EUR	1,000	1,433
EUROFIMA	3.000%	5/15/26	CHF	6,500	8,295
EUROFIMA	4.550%	3/30/27	CAD	655	627
European Bank for Reconstruction
& Development	5.625%	12/7/28	GBP	1,000	2,101
5 European Financial Stability Facility	0.250%	10/18/17	EUR	10,000	12,595
5 European Financial Stability Facility	0.500%	3/7/16	EUR	3,000	3,783
5 European Financial Stability Facility	0.750%	6/5/17	EUR	2,500	3,188
5 European Financial Stability Facility	0.875%	4/16/18	EUR	20,000	25,701
5 European Financial Stability Facility	1.125%	11/30/17	EUR	5,000	6,463
5 European Financial Stability Facility	1.250%	2/5/18	EUR	5,000	6,497
5 European Financial Stability Facility	1.250%	1/22/19	EUR	10,000	13,076
5 European Financial Stability Facility	1.500%	1/22/20	EUR	7,600	10,090
5 European Financial Stability Facility	1.625%	9/15/17	EUR	2,500	3,271
5 European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	21,400
5 European Financial Stability Facility	1.750%	6/27/24	EUR	12,000	16,028
5 European Financial Stability Facility	1.875%	5/23/23	EUR	15,000	20,350
5 European Financial Stability Facility	2.000%	5/15/17	EUR	15,000	19,717
5 European Financial Stability Facility	2.125%	2/19/24	EUR	5,000	6,901
5 European Financial Stability Facility	2.250%	9/5/22	EUR	3,000	4,181
5 European Financial Stability Facility	2.350%	7/29/44	EUR	5,000	6,799
5 European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	13,858
5 European Financial Stability Facility	2.750%	7/18/16	EUR	5,000	6,555
5 European Financial Stability Facility	3.000%	9/4/34	EUR	5,000	7,577

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
5 European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,481
5 European Financial Stability Facility	3.375%	4/3/37	EUR	3,000	4,849
5 European Financial Stability Facility	3.875%	3/30/32	EUR	5,000	8,399
European Investment Bank	1.000%	7/13/18	EUR	13,700	17,736
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,285
European Investment Bank	1.375%	1/15/18	GBP	8,100	12,973
European Investment Bank	1.375%	9/15/20	EUR	4,000	5,301
European Investment Bank	1.375%	9/15/21	EUR	2,000	2,648
European Investment Bank	1.400%	6/20/17	JPY	1,100,000	10,162
European Investment Bank	1.500%	2/1/19	GBP	5,000	7,969
European Investment Bank	1.500%	7/15/20	EUR	10,000	13,336
European Investment Bank	1.500%	4/15/21	EUR	23,000	30,684
European Investment Bank	1.625%	3/15/23	EUR	15,000	20,052
European Investment Bank	1.750%	4/21/17	CHF	2,000	2,171
European Investment Bank	2.000%	4/14/23	EUR	5,000	6,877
3 European Investment Bank	2.125%	2/4/19	CAD	2,000	1,791
European Investment Bank	2.125%	1/15/24	EUR	7,000	9,720
European Investment Bank	2.250%	3/7/20	GBP	11,500	18,785
European Investment Bank	2.250%	10/14/22	EUR	7,000	9,806
European Investment Bank	2.375%	7/10/20	CHF	2,500	2,913
European Investment Bank	2.500%	2/8/19	CHF	2,000	2,295
European Investment Bank	2.500%	10/31/22	GBP	5,500	8,985
European Investment Bank	2.625%	3/15/18	EUR	5,000	6,804
European Investment Bank	2.750%	3/15/40	EUR	9,250	13,617
European Investment Bank	3.000%	12/7/15	GBP	1,000	1,640
European Investment Bank	3.000%	10/14/33	EUR	5,000	7,563
European Investment Bank	3.125%	10/15/15	EUR	8,000	10,321
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,413
European Investment Bank	3.500%	4/15/16	EUR	15,000	19,744
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,867
European Investment Bank	3.750%	12/7/27	GBP	3,800	6,731
European Investment Bank	3.875%	6/8/37	GBP	3,300	5,915
European Investment Bank	4.000%	7/12/16	SEK	25,000	3,596
European Investment Bank	4.000%	4/15/30	EUR	7,000	11,701
European Investment Bank	4.000%	10/15/37	EUR	5,000	8,817
European Investment Bank	4.250%	5/19/17	NOK	20,000	3,172
European Investment Bank	4.500%	10/15/25	EUR	15,000	25,326
European Investment Bank	4.625%	4/15/20	EUR	20,000	30,869
European Investment Bank	4.625%	10/12/54	GBP	200	426
European Investment Bank	4.750%	10/15/17	EUR	20,000	28,545
European Investment Bank	5.000%	12/1/20	SEK	25,000	4,148
European Investment Bank	5.000%	4/15/39	GBP	2,000	4,196
European Investment Bank	6.000%	8/6/20	AUD	12,000	11,864
European Investment Bank	6.000%	12/7/28	GBP	1,000	2,177
European Investment Bank	6.250%	6/8/21	AUD	5,000	5,056
European Investment Bank	6.500%	8/7/19	AUD	8,000	7,982
European Stability Mechanism	0.875%	10/15/19	EUR	6,000	7,747
European Stability Mechanism	1.250%	10/15/18	EUR	15,000	19,598
European Stability Mechanism	1.375%	3/4/21	EUR	5,000	6,611
European Stability Mechanism	2.125%	11/20/23	EUR	3,000	4,172
European Union	2.375%	10/4/18	EUR	5,000	6,815
European Union	2.500%	12/4/15	EUR	18,000	23,164
European Union	2.500%	11/4/27	EUR	4,000	5,688
European Union	2.750%	9/21/21	EUR	5,000	7,195
European Union	2.875%	4/4/28	EUR	5,000	7,388
European Union	3.000%	9/4/26	EUR	7,000	10,447

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
European Union	3.375%	4/4/32	EUR	8,000	12,672
European Union	3.375%	4/4/38	EUR	2,000	3,258
European Union	3.500%	6/4/21	EUR	5,000	7,488
European Union	3.625%	4/6/16	EUR	2,000	2,635
European Union	3.750%	4/4/42	EUR	3,000	5,270
Inter-American Development Bank	0.625%	12/15/15	GBP	5,000	7,993
Inter-American Development Bank	1.875%	3/20/20	CAD	2,150	1,898
Inter-American Development Bank	6.000%	2/26/21	AUD	13,000	12,938
International Bank for Reconstruction
& Development	1.000%	12/28/16	GBP	1,000	1,602
International Bank for Reconstruction
& Development	1.250%	10/2/17	GBP	5,000	8,020
International Bank for Reconstruction
& Development	1.875%	5/30/19	CAD	7,900	7,037
International Bank for Reconstruction
& Development	3.875%	5/20/19	EUR	6,000	8,766
International Bank for Reconstruction
& Development	5.400%	6/7/21	GBP	200	388
International Bank for Reconstruction
& Development	5.750%	10/21/19	AUD	7,000	6,818
International Bank for Reconstruction
& Development	5.750%	6/7/32	GBP	1,000	2,234
International Finance Corp.	0.625%	12/15/15	GBP	3,000	4,795
International Finance Corp.	3.500%	6/6/18	AUD	5,000	4,461
Nordic Investment Bank	2.125%	8/9/17	NOK	10,000	1,506
Total Supranational (Cost $889,246)					882,203
Sweden (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	6,476
Lansforsakringar Hypotek AB	2.500%	6/19/19	SEK	50,000	7,282
Lansforsakringar Hypotek AB	4.000%	3/15/16	SEK	40,000	5,699
Nordea Hypotek AB	2.000%	6/20/18	SEK	40,000	5,692
Nordea Hypotek AB	2.250%	6/19/19	SEK	50,000	7,208
Nordea Hypotek AB	3.000%	6/21/17	SEK	51,000	7,392
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	5,000	6,615
Skandinaviska Enskilda Banken AB	3.000%	6/21/17	SEK	50,000	7,159
Skandinaviska Enskilda Banken AB	3.000%	6/20/18	SEK	125,000	18,382
Skandinaviska Enskilda Banken AB	4.250%	6/15/16	SEK	50,000	7,223
Stadshypotek AB	1.000%	6/19/18	EUR	5,000	6,438
Stadshypotek AB	3.000%	3/21/18	SEK	65,000	9,522
Stadshypotek AB	3.000%	12/19/18	SEK	117,000	17,283
Stadshypotek AB	6.000%	9/21/16	SEK	50,000	7,505
Svenska Handelsbanken AB	3.750%	2/24/17	EUR	2,500	3,381
Sveriges Sakerstallda Obligationer AB	3.250%	3/30/17	EUR	1,200	1,616
Sveriges Sakerstallda Obligationer AB	3.375%	4/20/16	EUR	3,000	3,939
Sveriges Sakerstallda Obligationer AB	4.000%	9/21/16	SEK	40,000	5,801
Sveriges Sakerstallda Obligationer AB	4.000%	12/19/18	SEK	20,000	3,072
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	6,488
Swedbank Hypotek AB	3.750%	6/15/16	SEK	75,000	10,729
Swedbank Hypotek AB	3.750%	3/15/17	SEK	75,000	10,977
Swedbank Hypotek AB	3.750%	12/20/17	SEK	40,000	5,969
					171,848
Corporate Bonds (0.3%)
Atlas Copco AB	2.500%	2/28/23	EUR	1,500	2,067
Investor AB	4.500%	5/12/23	EUR	2,000	3,138

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Nordea Bank AB	0.875%	9/25/18	CHF	1,000	1,062
Nordea Bank AB	3.625%	2/11/16	EUR	5,000	6,537
Nordea Bank AB	3.750%	2/24/17	EUR	2,000	2,701
Nordea Bank AB	3.875%	12/15/15	GBP	600	990
Nordea Bank AB	4.000%	6/29/20	EUR	8,743	12,890
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,879
1 Nordea Bank AB	4.625%	2/15/22	EUR	500	673
Securitas AB	2.625%	2/22/21	EUR	3,000	4,032
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,471
1 Skandinaviska Enskilda Banken AB	4.000%	9/12/22	EUR	3,500	4,715
Svenska Cellulosa AB	2.500%	6/9/23	EUR	700	948
Svenska Handelsbanken AB	2.250%	6/14/18	EUR	2,500	3,331
Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	6,772
1 Svenska Handelsbanken AB	2.656%	1/15/24	EUR	3,000	3,919
Svenska Handelsbanken AB	3.625%	2/16/16	EUR	10,000	13,079
Svenska Handelsbanken AB	4.000%	1/18/19	GBP	1,250	2,159
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	180	277
Swedbank AB	2.375%	4/4/16	EUR	2,000	2,580
Swedish Match AB	3.875%	11/24/17	EUR	500	684
Telefonaktiebolaget LM Ericsson	5.375%	6/27/17	EUR	1,000	1,411
TeliaSonera AB	3.875%	10/1/25	EUR	2,000	3,019
TeliaSonera AB	4.750%	11/16/21	EUR	3,000	4,667
Volvo Treasury AB	5.000%	5/31/17	EUR	600	833
					88,834
Sovereign Bonds (0.6%)
Kingdom of Sweden	0.750%	5/2/19	EUR	5,000	6,415
Kingdom of Sweden	0.875%	1/31/18	EUR	3,000	3,855
Kingdom of Sweden	1.500%	11/13/23	SEK	128,900	18,131
Kingdom of Sweden	2.250%	6/1/32	SEK	20,000	2,968
Kingdom of Sweden	2.500%	5/12/25	SEK	77,000	11,779
Kingdom of Sweden	3.000%	7/12/16	SEK	125,000	17,795
Kingdom of Sweden	3.500%	6/1/22	SEK	35,000	5,655
Kingdom of Sweden	3.500%	3/30/39	SEK	50,000	9,056
Kingdom of Sweden	3.750%	8/12/17	SEK	70,000	10,449
Kingdom of Sweden	4.250%	3/12/19	SEK	247,000	39,212
Kingdom of Sweden	5.000%	12/1/20	SEK	64,000	10,931
Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	3,661
Kommuninvest I Sverige AB	4.000%	8/12/17	SEK	35,000	5,180
SBAB Bank AB	1.375%	5/2/18	EUR	3,600	4,641
Svensk Exportkredit AB	1.125%	12/15/16	GBP	500	802
Svensk Exportkredit AB	1.125%	11/20/18	EUR	5,000	6,477
Vattenfall AB	6.125%	12/16/19	GBP	1,000	1,885
Vattenfall AB	6.250%	3/17/21	EUR	2,000	3,282
Vattenfall AB	6.750%	1/31/19	EUR	1,000	1,573
Vattenfall AB	6.875%	4/15/39	GBP	500	1,134
					164,881
Total Sweden (Cost $446,123)					425,563
Switzerland (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Credit Suisse AG	1.000%	3/12/19	EUR	2,000	2,573
Credit Suisse AG	1.750%	1/15/21	EUR	2,000	2,674
Credit Suisse AG	2.625%	12/1/15	EUR	5,000	6,434
Credit Suisse AG	2.875%	10/18/18	EUR	500	689
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	0.500%	1/19/18	CHF	10,000	10,534

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	0.875%	8/13/19	CHF	15,000	16,101
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.000%	8/13/21	CHF	14,000	15,068
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,000	5,317
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.500%	8/2/33	CHF	1,000	1,067
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,248
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,199
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.875%	9/28/15	CHF	1,000	1,056
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.250%	2/25/20	CHF	3,000	3,447
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.375%	1/27/21	CHF	5,000	5,825
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,217
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,416
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,748
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,647
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	3.000%	6/27/17	CHF	1,000	1,120
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	12/3/18	CHF	800	857
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,138
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	2/17/21	CHF	2,000	2,158
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,143
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,377
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,242
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	9/3/20	CHF	4,000	4,440
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.750%	4/12/17	CHF	1,000	1,082
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.250%	9/10/19	CHF	5,000	5,958
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.500%	6/21/18	CHF	2,500	2,919
UBS AG	1.375%	4/16/21	EUR	5,000	6,560
UBS AG	2.250%	1/10/17	EUR	6,000	7,875
					138,129
Corporate Bonds (0.4%)
ABB Finance BV	2.625%	3/26/19	EUR	2,000	2,722
1 Aquarius and Investments plc
for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,310	1,806

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
1	Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	1,000	1,594
	Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,000	6,390
	Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	663
	Credit Suisse AG	0.750%	7/11/19	CHF	5,000	5,199
	Credit Suisse AG	1.375%	11/29/19	EUR	5,000	6,446
	Credit Suisse AG	2.875%	9/24/15	EUR	7,500	9,622
	Credit Suisse AG	4.750%	8/5/19	EUR	1,000	1,487
	Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,256
	Glencore Finance Europe SA	2.625%	12/3/18	CHF	1,000	1,097
	Glencore Finance Europe SA	4.625%	4/3/18	EUR	2,500	3,504
	Glencore Finance Europe SA	6.500%	2/27/19	GBP	300	547
	Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,000	1,392
	Holcim GB Finance Ltd.	8.750%	4/24/17	GBP	550	1,023
	Holcim Ltd.	3.000%	11/22/22	CHF	3,000	3,546
	Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,387
	LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,088
	Nestle Finance International Ltd.	0.750%	10/17/16	EUR	2,000	2,534
	Nestle Finance International Ltd.	1.750%	9/12/22	EUR	1,100	1,461
	Nestle Finance International Ltd.	2.250%	11/30/23	GBP	600	945
	Roche Finance Europe BV	2.000%	6/25/18	EUR	3,000	3,976
	Roche Finance Europe BV	5.375%	8/29/23	GBP	1,000	1,941
	Roche Holdings Inc.	6.500%	3/4/21	EUR	3,595	6,075
	Roche Kapitalmarkt AG	4.500%	3/23/17	CHF	5,000	5,714
	Swiss Reinsurance Co. Ltd.	2.125%	9/22/17	CHF	2,000	2,186
1	Swiss Reinsurance Co. via ELM BV	5.252%	5/29/49	EUR	250	328
1	Swiss Reinsurance Co. via ELM BV	6.302%	3/29/49	GBP	950	1,653
	Syngenta Finance NV	1.875%	11/2/21	EUR	2,000	2,643
	UBS AG	3.125%	1/18/16	EUR	5,000	6,483
	UBS AG	6.375%	7/20/16	GBP	750	1,302
	UBS AG	6.625%	4/11/18	GBP	1,250	2,310
	Willow No.2 Ireland plc for
	Zurich Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,441
	Xstrata Canada Financial Corp.	7.375%	5/27/20	GBP	850	1,638
	Xstrata Finance Canada Ltd.	5.250%	6/13/17	EUR	2,250	3,139
	Xstrata Finance Dubai Ltd.	2.625%	11/19/18	EUR	2,500	3,313
1	Zurich Insurance Co. Ltd.	4.625%	5/29/49	CHF	3,000	3,283
						106,134
Sovereign Bonds (0.5%)
	Canton of Zurich	0.500%	12/3/20	CHF	2,595	2,737
	Canton of Zurich	2.375%	2/3/16	CHF	1,000	1,072
	Swiss Confederation	1.250%	6/11/24	CHF	200	223
	Swiss Confederation	1.250%	5/28/26	CHF	6,500	7,220
	Swiss Confederation	1.250%	6/27/37	CHF	7,000	7,570
	Swiss Confederation	1.500%	7/24/25	CHF	4,500	5,141
	Swiss Confederation	1.500%	4/30/42	CHF	12,300	13,927
	Swiss Confederation	2.000%	10/12/16	CHF	15,100	16,325
4	Swiss Confederation	2.000%	4/28/21	CHF	8,200	9,480
	Swiss Confederation	2.000%	5/25/22	CHF	1,000	1,170
	Swiss Confederation	2.000%	6/25/64	CHF	500	671
	Swiss Confederation	2.250%	7/6/20	CHF	5,000	5,810
	Swiss Confederation	2.250%	6/22/31	CHF	8,500	10,674
	Swiss Confederation	2.500%	3/12/16	CHF	17,000	18,293
10	Swiss Confederation	3.000%	5/12/19	CHF	1,000	1,177
	Swiss Confederation	3.250%	6/27/27	CHF	8,000	10,897
	Swiss Confederation	3.500%	4/8/33	CHF	1,600	2,375

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Swiss Confederation	4.250%	6/5/17	CHF	17,000	19,632
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,224
Swisscom AG	2.625%	8/31/22	CHF	1,000	1,186
Swisscom AG via Lunar Funding V	1.875%	9/8/21	EUR	2,000	2,630
Zuercher Kantonalbank	2.125%	2/5/18	CHF	3,500	3,867
					144,301
Total Switzerland (Cost $395,156)					388,564
Thailand (0.4%)
Sovereign Bonds (0.4%)
Kingdom of Thailand	3.250%	6/16/17	THB	500,000	15,682
Kingdom of Thailand	3.580%	12/17/27	THB	477,000	14,773
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	19,090
Kingdom of Thailand	3.650%	12/17/21	THB	500,000	15,968
Kingdom of Thailand	3.775%	6/25/32	THB	100,000	3,069
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	4,469
Kingdom of Thailand	3.875%	6/13/19	THB	1,250,000	40,247
Kingdom of Thailand	4.875%	6/22/29	THB	350,000	12,314
Total Thailand (Cost $128,708)					125,612
Turkey (0.4%)
Sovereign Bonds (0.4%)
Republic of Turkey	4.125%	4/11/23	EUR	1,400	1,867
Republic of Turkey	4.350%	11/12/21	EUR	2,100	2,856
Republic of Turkey	5.000%	3/1/16	EUR	1,000	1,319
Republic of Turkey	5.125%	5/18/20	EUR	3,000	4,214
Republic of Turkey	6.300%	2/14/18	TRY	30,000	12,749
Republic of Turkey	7.100%	3/8/23	TRY	20,000	8,256
Republic of Turkey	8.500%	7/10/19	TRY	15,000	6,794
Republic of Turkey	8.500%	9/14/22	TRY	30,000	13,410
Republic of Turkey	8.800%	11/14/18	TRY	40,000	18,300
Republic of Turkey	9.000%	1/27/16	TRY	50,000	22,657
Republic of Turkey	9.000%	7/24/24	TRY	5,000	2,327
Republic of Turkey	10.400%	3/20/24	TRY	15,000	7,553
Republic of Turkey	10.500%	1/15/20	TRY	20,000	9,802
Total Turkey (Cost $111,267)					112,104
United Arab Emirates (0.0%)
Corporate Bond (0.0%)
Emirates Telecommunications Corp.	1.750%	6/18/21	EUR	2,000	2,564
					2,564
Sovereign Bonds (0.0%)
IPIC GMTN Ltd.	5.875%	3/14/21	EUR	3,000	4,779
IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,301
					6,080
Total United Arab Emirates (Cost $8,520)					8,644
United Kingdom (8.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
AA Bond Co. Ltd.	4.720%	7/31/18	GBP	200	339
AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	3,770
Abbey National Treasury Services plc	1.625%	11/26/20	EUR	3,000	3,987
Abbey National Treasury Services plc	3.625%	9/8/16	EUR	11,100	14,790
Abbey National Treasury Services plc	4.375%	1/24/18	EUR	1,000	1,418
Abbey National Treasury Services plc	5.250%	2/16/29	GBP	758	1,505

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
1	Abbey National Treasury Services plc	5.750%	3/2/27	GBP	3,855	7,861
	Annington Finance No 4 plc	0.000%	12/7/22	GBP	3,740	4,646
	Annington Finance No 4 plc	0.000%	1/10/23	GBP	1,000	1,220
	Annington Repackaging No 1 Ltd.	5.324%	1/10/23	GBP	400	716
	Arqiva Financing plc	4.882%	12/31/32	GBP	1,200	2,035
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,996
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	993	1,711
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	794	1,372
	Bank of Scotland plc	4.500%	7/13/21	EUR	1,160	1,817
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,974
	Bank of Scotland plc	4.875%	6/4/19	EUR	1,000	1,509
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,000	1,893
	Barclays Bank plc	2.250%	2/22/17	EUR	5,000	6,567
	Barclays Bank plc	3.625%	4/13/16	EUR	5,000	6,581
	Barclays Bank plc	4.000%	1/12/21	EUR	500	757
	Barclays Bank plc	4.250%	1/12/22	GBP	1,000	1,793
	Bradford & Bingley plc	4.250%	5/4/16	EUR	2,000	2,658
1	Broadgate Financing plc	4.999%	10/5/33	GBP	1,000	1,836
	Canary Wharf Finance II plc	6.455%	4/22/30	GBP	334	678
	Clydesdale Bank plc	4.625%	6/8/26	GBP	1,000	1,838
	Coventry Building Society	4.625%	4/19/18	GBP	300	528
14	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,000	1,896
	Delamare Finance plc	5.546%	2/19/29	GBP	900	1,518
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,195	2,273
1	Fosse Master Issuer plc	4.635%	10/18/54	GBP	1,550	2,640
	Greene King Finance plc	5.318%	9/15/31	GBP	1,148	2,112
	Highbury Finance BV	7.017%	3/20/23	GBP	746	1,409
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	155	309
	Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	938	1,745
	Leeds Building Society	4.250%	12/17/18	GBP	1,000	1,752
	Lloyds Bank plc	1.375%	4/16/21	EUR	5,000	6,555
	Lloyds Bank plc	3.500%	1/11/17	EUR	7,500	10,085
	Lloyds Bank plc	4.000%	6/25/18	EUR	500	711
	Lloyds Bank plc	4.125%	4/6/16	EUR	7,500	9,932
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,821
	Lloyds Bank plc	5.125%	3/7/25	GBP	500	955
	Lloyds Bank plc	6.000%	2/8/29	GBP	2,000	4,227
1	Longstone Finance plc	4.791%	4/19/36	GBP	984	1,755
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	505	935
	Nationwide Building Society	0.750%	6/25/19	EUR	7,000	8,921
	Nationwide Building Society	3.125%	10/13/16	EUR	5,500	7,292
	Nationwide Building Society	4.375%	2/28/22	EUR	2,000	3,149
	Nationwide Building Society	4.625%	2/8/21	EUR	1,000	1,562
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	3,037
	Nats En Route plc	5.250%	3/31/26	GBP	643	1,170
1	NRAM Covered Bond LLP	4.125%	3/27/18	EUR	3,000	4,107
	Octagon Healthcare Funding plc	5.333%	12/31/35	GBP	899	1,669
	RMPA Services plc	5.337%	9/30/38	GBP	305	567
	Royal Bank of Scotland plc	3.875%	10/19/20	EUR	4,000	5,960
	Royal Bank of Scotland plc	4.125%	1/15/18	EUR	1,500	2,110
	Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	951
	Sceptre Funding No. 1 plc	5.253%	2/9/27	GBP	121	224
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	1,550	2,869
1	Telereal Securitisation plc	5.553%	12/10/33	GBP	281	529
	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	467	795
	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	3,749	6,001

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	9,077
Yorkshire Building Society	4.750%	4/12/18	GBP	1,300	2,291
					199,706
Corporate Bonds (2.2%)
Abbey National Treasury Services plc	1.750%	1/15/18	EUR	2,000	2,595
Abbey National Treasury Services plc	2.000%	1/14/19	EUR	2,000	2,634
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	641
1 Amlin plc	6.500%	12/19/26	GBP	350	583
Anglian Water Services Financing plc	6.250%	6/27/16	EUR	2,000	2,745
Anglo American Capital plc	1.750%	11/20/17	EUR	5,000	6,427
Anglo American Capital plc	2.500%	4/29/21	EUR	2,400	3,139
1 Aviva plc	6.125%	11/14/36	GBP	150	263
1 Aviva plc	6.125%	9/29/49	GBP	1,000	1,660
1 Aviva plc	6.875%	5/22/38	EUR	2,030	2,936
1 Aviva plc	6.875%	5/20/58	GBP	2,327	4,330
Aviva plc	9.500%	6/20/16	GBP	150	270
AWG Parent Co. Ltd.	6.625%	1/15/29	GBP	615	1,304
Bank of Scotland plc	9.375%	5/15/21	GBP	1,620	3,341
Barclays Bank plc	2.500%	3/29/16	CHF	1,500	1,605
Barclays Bank plc	4.000%	1/20/17	EUR	5,000	6,758
Barclays Bank plc	4.125%	3/15/16	EUR	1,000	1,318
Barclays Bank plc	5.750%	9/14/26	GBP	1,300	2,262
Barclays Bank plc	6.000%	1/14/21	EUR	2,500	3,776
1 Barclays Bank plc	6.750%	1/16/23	GBP	550	960
Barclays Bank plc	10.000%	5/21/21	GBP	2,533	5,261
BAT International Finance plc	2.750%	3/25/25	EUR	2,500	3,433
BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,513
BAT International Finance plc	5.375%	6/29/17	EUR	3,500	4,946
BAT International Finance plc	6.375%	12/12/19	GBP	1,000	1,897
BG Energy Capital plc	3.625%	7/16/19	EUR	1,000	1,415
BG Energy Capital plc	5.125%	12/7/17	GBP	200	351
BG Energy Capital plc	5.125%	12/1/25	GBP	3,000	5,481
1 BG Energy Capital plc	6.500%	11/30/72	GBP	300	517
1 BG Energy Capital plc	6.500%	11/30/72	EUR	500	705
BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,133
BP Capital Markets plc	2.177%	2/16/16	EUR	7,500	9,615
BP Capital Markets plc	2.744%	2/24/17	CAD	3,000	2,704
BP Capital Markets plc	2.994%	2/18/19	EUR	650	891
BP Capital Markets plc	3.497%	11/9/20	CAD	750	682
BP Capital Markets plc	4.154%	6/1/20	EUR	1,600	2,351
BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,803
British American Tobacco Holdings
The Netherlands BV	3.125%	3/6/29	EUR	2,000	2,809
British American Tobacco Holdings
The Netherlands BV	5.500%	9/15/16	GBP	600	1,032
British Telecommunications plc	1.125%	6/10/19	EUR	1,000	1,272
British Telecommunications plc	5.750%	12/7/28	GBP	1,390	2,641
British Telecommunications plc	6.375%	6/23/37	GBP	1,500	3,089
British Telecommunications plc	6.625%	6/23/17	GBP	200	359
British Telecommunications plc	8.500%	12/7/16	GBP	380	692
BSKYB Finance UK plc	5.750%	10/20/17	GBP	350	621
BUPA Finance plc	7.500%	7/4/16	GBP	730	1,279
Centrica plc	4.250%	9/12/44	GBP	750	1,179
Centrica plc	4.375%	3/13/29	GBP	3,000	5,038
Centrica plc	5.500%	10/24/16	GBP	650	1,123
Centrica plc	7.000%	9/19/18	GBP	1,000	1,889

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Centrica plc	7.000%	9/19/33	GBP	1,000	2,191
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	650	1,544
	Close Brothers Group plc	6.500%	2/10/17	GBP	472	827
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	771
	Compass Group plc	3.125%	2/13/19	EUR	1,000	1,379
	Coventry Building Society	2.250%	12/4/17	EUR	5,000	6,558
	Coventry Building Society	2.500%	11/18/20	EUR	1,500	2,006
	Coventry Building Society	5.875%	9/28/22	GBP	2,000	3,793
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	1,000	2,034
15	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	989
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	1,122
	Eastern Power Networks plc	4.750%	9/30/21	GBP	1,000	1,772
	Eastern Power Networks plc	8.500%	3/31/25	GBP	1,000	2,262
	EE Finance plc	4.375%	3/28/19	GBP	1,000	1,674
	Elsevier Finance SA Via ELM BV	2.500%	9/24/20	EUR	1,000	1,354
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,883
	Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,465
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	981
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,000	2,023
	Experian Finance plc	4.750%	11/23/18	GBP	800	1,407
	Experian Finance plc	4.750%	2/4/20	EUR	4,000	5,907
	FCE Bank plc	1.750%	5/21/18	EUR	1,385	1,787
	FCE Bank plc	1.875%	5/12/16	EUR	1,650	2,109
	FCE Bank plc	4.825%	2/15/17	GBP	650	1,107
	FCE Bank plc	5.125%	11/16/15	GBP	100	166
	Firstgroup plc	5.250%	11/29/22	GBP	2,000	3,449
	Firstgroup plc	6.875%	9/18/24	GBP	2,660	5,104
	G4S International Finance plc	2.875%	5/2/17	EUR	4,000	5,256
	G4S plc	7.750%	5/13/19	GBP	3,977	7,601
1	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,801
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,000	4,712
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	200	331
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	300	577
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,856
	Go-Ahead Group plc	5.375%	9/29/17	GBP	450	782
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	500	890
	Great Rolling Stock Co. plc	6.250%	7/27/20	GBP	1,200	2,223
	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	941	1,870
	Hammerson plc	7.250%	4/21/28	GBP	1,000	2,140
1	HBOS plc	4.500%	3/18/30	EUR	3,000	4,098
	Heathrow Funding Ltd.	4.125%	10/12/16	EUR	2,200	2,946
1	Heathrow Funding Ltd.	4.375%	1/25/19	EUR	2,000	2,713
	Heathrow Funding Ltd.	4.600%	2/15/18	EUR	500	704
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	3,000	5,423
	Heathrow Funding Ltd.	6.250%	9/10/18	GBP	200	358
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	500	1,027
	Heathrow Funding Ltd.	7.125%	2/14/24	GBP	2,620	5,196
	Heathrow Funding Ltd.	12.450%	3/31/16	GBP	650	1,199
1	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	415
	HSBC Bank plc	2.375%	4/4/18	CHF	1,000	1,110
	HSBC Bank plc	3.125%	11/15/17	EUR	3,000	4,070
	HSBC Bank plc	3.750%	11/30/16	EUR	1,500	2,016
	HSBC Bank plc	4.000%	1/15/21	EUR	9,500	14,218
1	HSBC Bank plc	5.000%	3/20/23	GBP	1,680	2,854
	HSBC Bank plc	6.250%	1/30/41	GBP	66	128
1	HSBC Capital Funding LP	5.130%	3/29/49	EUR	1,000	1,301

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
HSBC Holdings plc	3.875%	3/16/16	EUR	3,000	3,943
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	3,023
HSBC Holdings plc	6.000%	3/29/40	GBP	2,250	4,091
1 HSBC Holdings plc	6.375%	10/18/22	GBP	4,700	8,265
HSBC Holdings plc	6.750%	9/11/28	GBP	1,750	3,397
Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	524
ICAP Group Holdings plc	3.125%	3/6/19	EUR	1,000	1,286
Imperial Tobacco Finance plc	4.500%	7/5/18	EUR	2,000	2,832
Imperial Tobacco Finance plc	4.875%	6/7/32	GBP	2,000	3,364
Imperial Tobacco Finance plc	5.500%	11/22/16	GBP	250	429
Imperial Tobacco Finance plc	9.000%	2/17/22	GBP	2,500	5,386
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	1,500	2,453
InterContinental Hotels Group plc	6.000%	12/9/16	GBP	400	694
1 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,100	1,798
1 Land Securities Capital Markets plc	4.875%	11/7/19	GBP	750	1,312
1 Land Securities Capital Markets plc	4.875%	9/29/25	GBP	300	547
1 Land Securities Capital Markets plc	5.125%	2/7/36	GBP	500	961
1 Land Securities Capital Markets plc	5.391%	3/31/27	GBP	1,114	2,129
1 Land Securities Capital Markets plc	5.396%	7/31/32	GBP	400	779
Leeds Building Society	2.625%	4/1/21	EUR	7,000	9,225
1 Legal & General Group plc	5.875%	3/29/49	GBP	100	167
1 Legal & General Group plc	6.385%	5/29/49	GBP	3,450	5,761
1 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	960
Lloyds Bank plc	4.625%	2/2/17	EUR	4,500	6,167
1 Lloyds Bank plc	5.750%	7/9/25	GBP	300	518
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	3,077
Lloyds Bank plc	6.500%	9/17/40	GBP	1,350	2,869
1 Lloyds Bank plc	10.125%	12/16/21	CAD	3,248	3,228
1 Lloyds Bank plc	10.750%	12/16/21	GBP	900	1,656
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	903
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	809
London Power Networks plc	5.375%	11/11/16	GBP	700	1,207
London Stock Exchange Group plc	6.125%	7/7/16	GBP	400	685
Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,427
Marks & Spencer plc	4.750%	6/12/25	GBP	1,500	2,522
Mondi Finance plc	5.750%	4/3/17	EUR	1,000	1,395
Motability Operations Group plc	4.375%	2/8/27	GBP	2,000	3,482
Motability Operations Group plc	5.250%	9/28/16	GBP	200	343
Motability Operations Group plc	6.625%	12/10/19	GBP	1,000	1,921
National Express Group plc	6.250%	1/13/17	GBP	130	226
National Grid Electricity Transmission plc	5.875%	2/2/24	GBP	2,000	3,860
National Grid Electricity Transmission plc	6.500%	7/27/28	GBP	4,694	9,689
National Grid Gas plc	6.000%	6/7/17	GBP	500	891
National Grid Gas plc	6.375%	3/3/20	GBP	500	955
National Grid plc	4.375%	3/10/20	EUR	1,000	1,479
1 Nationwide Building Society	4.125%	3/20/23	EUR	2,600	3,471
Nationwide Building Society	6.750%	7/22/20	EUR	500	773
Next plc	5.875%	10/12/16	GBP	650	1,126
1 NGG Finance plc	4.250%	6/18/76	EUR	1,500	2,037
1 NGG Finance plc	5.625%	6/18/73	GBP	500	842
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	533
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	750	1,369
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	250	504
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	704	1,277
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	350	633
Northumbrian Water Finance plc	6.000%	10/11/17	GBP	700	1,251

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Notting Hill Housing Trust	3.750%	12/20/32	GBP	2,200	3,487
Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	261
Peabody Capital plc	5.250%	3/17/43	GBP	1,000	1,914
Pearson Funding One plc	6.000%	12/15/15	GBP	800	1,340
Phoenix Natural Gas Finance plc	5.500%	7/10/17	GBP	350	610
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,000	1,882
Prudential plc	1.250%	11/16/15	GBP	600	962
1 Prudential plc	5.700%	12/19/63	GBP	1,000	1,706
Prudential plc	5.875%	5/11/29	GBP	1,111	2,191
Prudential plc	6.125%	12/19/31	GBP	1,000	1,881
Reed Elsevier Investments plc	5.625%	10/20/16	GBP	200	345
Reed Elsevier Investments plc	7.000%	12/11/17	GBP	600	1,107
Rentokil Initial plc	3.375%	9/24/19	EUR	1,000	1,383
Rentokil Initial plc	5.750%	3/31/16	GBP	550	928
1 RL Finance Bonds plc	6.125%	12/29/49	GBP	1,200	1,923
Rolls-Royce plc	2.125%	6/18/21	EUR	500	669
Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	3,203
Rolls-Royce plc	6.750%	4/30/19	GBP	150	286
Rolls-Royce plc	7.375%	6/14/16	GBP	450	791
Royal Bank of Scotland plc	4.750%	5/18/16	EUR	6,000	8,006
Royal Bank of Scotland plc	4.875%	1/20/17	EUR	1,000	1,371
Royal Bank of Scotland plc	6.000%	5/17/17	GBP	250	441
Royal Bank of Scotland plc	6.625%	9/17/18	GBP	800	1,480
Royal Bank of Scotland plc	6.875%	5/17/25	GBP	2,376	4,825
Royal Bank of Scotland plc	7.500%	4/29/24	GBP	5,000	10,478
1 RSA Insurance Group plc	6.701%	5/29/49	GBP	190	324
1 RSA Insurance Group plc	9.375%	5/20/39	GBP	3,000	5,848
RSL Finance No 1 plc	6.625%	3/31/38	GBP	667	1,409
SABMiller Holdings Inc.	1.875%	1/20/20	EUR	3,000	3,936
Safeway Ltd.	6.000%	1/10/17	GBP	425	731
Sanctuary Capital plc	5.000%	4/26/47	GBP	190	362
Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	561
Scotland Gas Networks plc	4.750%	2/21/17	GBP	450	768
Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,776
Scottish Power UK plc	8.375%	2/20/17	GBP	550	1,008
Scottish Widows plc	5.500%	6/16/23	GBP	2,500	4,182
Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	4,017
Severn Trent Utilities Finance plc	6.000%	1/22/18	GBP	1,650	2,960
1 Society of Lloyd’s	7.421%	6/21/49	GBP	300	517
South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	717
South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,350	4,450
Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	391
1 Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,622
Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	1,000	1,774
SPD Finance UK plc	5.875%	7/17/26	GBP	1,000	1,909
SSE plc	2.000%	6/17/20	EUR	7,200	9,503
SSE plc	5.000%	10/1/18	GBP	1,000	1,772
SSE plc	8.375%	11/20/28	GBP	150	356
Stagecoach Group plc	5.750%	12/16/16	GBP	100	172
1 Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,654
Standard Chartered Bank	7.750%	4/3/18	GBP	450	828
1 Standard Chartered Bank	8.103%	5/29/49	GBP	500	848
Standard Chartered plc	1.625%	6/13/21	EUR	5,000	6,407
Standard Chartered plc	1.750%	10/29/17	EUR	9,060	11,812
Standard Chartered plc	3.625%	11/23/22	EUR	1,700	2,274
Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,707

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Standard Chartered plc	5.125%	6/6/34	GBP	4,700	7,109
1	Standard Life plc	5.500%	12/4/42	GBP	1,500	2,529
	Tesco Corporate Treasury Services plc	1.375%	7/1/19	EUR	8,700	10,585
	Tesco Corporate Treasury Services plc	2.500%	7/1/24	EUR	2,400	2,892
	Tesco plc	5.000%	3/24/23	GBP	1,000	1,618
	Tesco plc	5.125%	4/10/47	EUR	1,000	1,361
	Tesco plc	5.200%	3/5/57	GBP	1,000	1,469
	Tesco plc	6.125%	2/24/22	GBP	2,000	3,508
	Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	2,000	3,325
	Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	945	1,577
	Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	1,000	1,672
1	Thames Water Utilities Cayman Finance Ltd.	5.375%	7/21/25	GBP	1,230	2,099
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	1,175	2,237
	Thames Water Utilities Cayman Finance Ltd.	7.241%	4/9/58	GBP	750	1,384
	THFC Funding No 3 plc	5.200%	10/11/43	GBP	1,000	1,905
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	731
	UBM plc	6.500%	11/23/16	GBP	400	698
1	UNITE USAF II plc	3.374%	6/30/28	GBP	500	795
	United Utilities Water plc	4.250%	1/24/20	EUR	3,000	4,373
	United Utilities Water plc	5.625%	12/20/27	GBP	500	954
	United Utilities Water plc	5.750%	3/25/22	GBP	2,250	4,214
	United Utilities Water plc	6.125%	12/29/15	GBP	420	709
	Vodafone Group plc	5.375%	12/5/17	GBP	2,450	4,321
	Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,935
	Vodafone Group plc	6.250%	1/15/16	EUR	4,000	5,368
	Wales & West Utilities Finance plc	5.125%	12/2/16	GBP	150	257
	Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,000	1,926
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,000	3,510
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	4,515
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	450	881
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	200	392
	WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	300	379
	WPP Finance 2013	3.000%	11/20/23	EUR	2,000	2,805
	WPP Finance SA	6.375%	11/6/20	GBP	3,000	5,740
	WPP plc	6.000%	4/4/17	GBP	250	439
	WPP plc	6.625%	5/12/16	EUR	1,000	1,371
	Yorkshire Building Society	2.125%	3/18/19	EUR	5,210	6,746
	Yorkshire Water Services Bradford Finance Ltd.	3.625%	8/1/29	GBP	500	788
1	Yorkshire Water Services Bradford Finance Ltd.	6.000%	4/24/25	GBP	480	831
						615,211
Sovereign Bonds (5.7%)
	Barclays Bank plc	1.500%	4/4/17	GBP	1,000	1,614
14	LCR Finance plc	4.500%	12/7/28	GBP	2,000	3,800
14	LCR Finance plc	4.500%	12/7/38	GBP	1,100	2,164
14	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,712
14	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	528
14	Network Rail Infrastructure Finance plc	1.000%	12/7/17	GBP	3,200	5,089
14	Network Rail Infrastructure Finance plc	1.125%	12/15/16	GBP	2,000	3,212
14	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	2,500	4,758
14	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	368
14	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	1,200	2,410
	Transport for London	2.250%	8/9/22	GBP	900	1,415
	Transport for London	3.625%	5/15/45	GBP	1,600	2,588
	Transport for London	3.875%	7/23/42	GBP	400	675
	Transport for London	4.000%	4/7/64	GBP	1,200	2,122
	United Kingdom	1.000%	9/7/17	GBP	67,000	107,127

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
United Kingdom	1.250%	7/22/18	GBP	30,000	47,913
United Kingdom	1.750%	1/22/17	GBP	20,000	32,672
United Kingdom	1.750%	7/22/19	GBP	48,500	78,317
United Kingdom	1.750%	9/7/22	GBP	39,800	62,467
United Kingdom	2.000%	1/22/16	GBP	46,400	75,517
United Kingdom	2.000%	7/22/20	GBP	20,000	32,477
United Kingdom	2.250%	9/7/23	GBP	33,000	53,283
United Kingdom	2.750%	9/7/24	GBP	51,900	86,669
United Kingdom	3.250%	1/22/44	GBP	42,900	72,241
United Kingdom	3.500%	1/22/45	GBP	18,000	31,701
United Kingdom	3.500%	7/22/68	GBP	18,000	32,942
United Kingdom	3.750%	9/7/20	GBP	31,500	56,106
United Kingdom	3.750%	9/7/21	GBP	40,100	72,020
United Kingdom	3.750%	7/22/52	GBP	26,800	50,432
United Kingdom	4.000%	9/7/16	GBP	16,000	27,161
United Kingdom	4.000%	3/7/22	GBP	2,800	5,123
United Kingdom	4.000%	1/22/60	GBP	15,700	31,738
United Kingdom	4.250%	12/7/27	GBP	20,900	40,041
United Kingdom	4.250%	6/7/32	GBP	27,500	53,342
United Kingdom	4.250%	3/7/36	GBP	23,000	44,959
United Kingdom	4.250%	9/7/39	GBP	30,000	59,313
United Kingdom	4.250%	12/7/40	GBP	21,600	42,813
United Kingdom	4.250%	12/7/46	GBP	13,200	26,735
United Kingdom	4.250%	12/7/49	GBP	11,700	24,013
United Kingdom	4.250%	12/7/55	GBP	15,400	32,329
United Kingdom	4.500%	3/7/19	GBP	5,800	10,489
United Kingdom	4.500%	9/7/34	GBP	35,100	70,568
United Kingdom	4.500%	12/7/42	GBP	19,600	40,691
United Kingdom	4.750%	3/7/20	GBP	25,000	46,381
United Kingdom	4.750%	12/7/30	GBP	30,900	63,023
United Kingdom	4.750%	12/7/38	GBP	10,800	22,863
United Kingdom	5.000%	3/7/18	GBP	10,000	18,020
United Kingdom	5.000%	3/7/25	GBP	11,000	22,066
United Kingdom	8.000%	12/7/14	GBP	1,000	2,216
Urenco Finance NV	4.000%	5/5/17	EUR	700	945
					1,610,168
Total United Kingdom (Cost $2,370,415)					2,425,085
United States (1.8%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
BA Covered Bond Issuer	4.250%	4/5/17	EUR	2,000	2,742
					2,742
Corporate Bonds (1.8%)
1 American International Group Inc.	4.875%	3/15/67	EUR	1,000	1,311
1 American International Group Inc.	5.750%	3/15/67	GBP	450	746
American International Group Inc.	6.765%	11/15/17	GBP	1,220	2,214
1 American International Group Inc.	8.625%	5/22/68	GBP	150	281
Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,651
Amgen Inc.	4.000%	9/13/29	GBP	3,000	4,783
Amgen Inc.	4.375%	12/5/18	EUR	1,000	1,431
Amgen Inc.	5.500%	12/7/26	GBP	200	372
Aon plc	2.875%	5/14/26	EUR	3,200	4,324
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,682
AT&T Inc.	3.375%	3/15/34	EUR	1,900	2,615
AT&T Inc.	3.500%	12/17/25	EUR	2,000	2,869
AT&T Inc.	3.550%	12/17/32	EUR	2,500	3,538

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
AT&T Inc.	4.250%	6/1/43	GBP	1,000	1,517
AT&T Inc.	4.875%	6/1/44	GBP	2,000	3,341
AT&T Inc.	5.500%	3/15/27	GBP	3,000	5,595
AT&T Inc.	5.875%	4/28/17	GBP	1,000	1,759
Bank of America Corp.	2.500%	7/27/20	EUR	5,500	7,448
Bank of America Corp.	4.625%	2/7/17	EUR	500	677
Bank of America Corp.	4.625%	8/7/17	EUR	3,450	4,805
Bank of America Corp.	4.625%	9/14/18	EUR	1,500	2,113
Bank of America Corp.	4.750%	4/3/17	EUR	5,000	6,896
Bank of America Corp.	5.250%	11/9/16	GBP	250	424
Bank of America Corp.	5.500%	11/22/21	GBP	800	1,416
Bank of America Corp.	7.000%	6/15/16	EUR	3,700	5,128
Bank of America Corp.	7.000%	7/31/28	GBP	2,350	5,001
Bank of America Corp.	7.750%	4/30/18	GBP	450	850
Brookfield Infrastructure Finance Pty Ltd.	3.455%	10/10/17	CAD	5,000	4,569
Cargill Inc.	1.875%	9/4/19	EUR	600	792
Cargill Inc.	2.500%	2/15/23	EUR	5,000	6,815
Citigroup Inc.	1.750%	1/29/18	EUR	1,000	1,300
Citigroup Inc.	2.375%	5/22/24	EUR	5,000	6,597
Citigroup Inc.	2.400%	10/31/25	JPY	500,000	4,908
Citigroup Inc.	3.000%	3/21/19	CHF	1,000	1,137
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,594
Citigroup Inc.	5.000%	8/2/19	EUR	5,000	7,455
Citigroup Inc.	5.125%	12/12/18	GBP	6,000	10,444
1 Citigroup Inc.	5.160%	5/24/27	CAD	1,000	919
Citigroup Inc.	5.500%	11/18/15	GBP	750	1,253
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,634
Citigroup Inc.	7.375%	9/1/39	GBP	400	952
Citigroup Inc.	7.625%	4/3/18	GBP	300	566
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,260
Coca-Cola Co.	1.875%	9/22/26	EUR	2,459	3,144
Coca-Cola Enterprises Inc.	2.000%	12/5/19	EUR	1,000	1,318
Coca-Cola Enterprises Inc.	2.375%	5/7/25	EUR	3,000	3,909
Comcast Corp.	5.500%	11/23/29	GBP	4,000	7,674
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	3,203
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	2.750%	5/19/23	EUR	1,600	2,152
DirecTV Holdings LLC / DirecTV
Financing Co. Inc.	4.375%	9/14/29	GBP	2,488	4,065
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.200%	11/18/33	GBP	2,000	3,477
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,325
Ford Credit Canada Ltd.	3.700%	8/2/18	CAD	7,000	6,452
Ford Credit Canada Ltd.	4.875%	2/8/17	CAD	4,000	3,756
GE Capital Canada Funding Co.	2.420%	5/31/18	CAD	2,000	1,805
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	6,500	6,456
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,644
GE Capital European Funding	1.625%	3/15/18	EUR	8,000	10,401
GE Capital European Funding	5.375%	1/23/20	EUR	6,300	9,785
GE Capital European Funding	6.025%	3/1/38	EUR	1,500	3,003
GE Capital UK Funding	2.375%	12/19/18	GBP	2,000	3,233
GE Capital UK Funding	4.125%	9/28/17	GBP	4,500	7,695
GE Capital UK Funding	4.125%	9/13/23	GBP	3,000	5,174
GE Capital UK Funding	4.375%	7/31/19	GBP	1,000	1,749
GE Capital UK Funding	4.625%	1/18/16	GBP	580	966
GE Capital UK Funding	6.250%	5/5/38	GBP	1,414	3,028

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
General Electric Capital Corp.	0.313%	2/13/17	JPY	1,000,000	8,911
General Electric Capital Corp.	2.500%	2/8/18	CHF	3,000	3,330
General Electric Capital Corp.	3.125%	12/6/19	CHF	1,000	1,176
General Electric Capital Corp.	4.125%	9/19/35	EUR	4,950	7,398
General Electric Capital Corp.	4.875%	9/18/37	GBP	800	1,380
1 General Electric Capital Corp.	5.500%	9/15/66	GBP	1,400	2,365
1 General Electric Capital Corp.	5.500%	9/15/67	EUR	2,000	2,704
General Electric Capital Corp.	6.250%	12/15/17	GBP	500	907
1 General Electric Capital Corp.	6.500%	9/15/67	GBP	100	174
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,328
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	7,000	9,813
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	100	167
Goldman Sachs Group Inc.	4.375%	3/16/17	EUR	5,950	8,122
Goldman Sachs Group Inc.	4.500%	5/9/16	EUR	6,500	8,643
Goldman Sachs Group Inc.	4.500%	5/23/16	EUR	1,000	1,331
Goldman Sachs Group Inc.	5.250%	12/15/15	GBP	800	1,335
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	2,800	4,892
Goldman Sachs Group Inc.	6.125%	5/14/17	GBP	800	1,389
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	300	645
Health Care REIT Inc.	4.800%	11/20/28	GBP	500	854
HSBC Finance Corp.	4.500%	6/14/16	EUR	2,000	2,673
International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	3,895
International Business Machines Corp.	2.750%	12/21/20	GBP	1,000	1,634
International Business Machines Corp.	2.875%	11/7/25	EUR	4,000	5,629
John Deere Bank SA	3.250%	6/22/16	EUR	300	394
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	7,428
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	2,000	2,770
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,450
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,887
JPMorgan Chase & Co.	3.750%	6/15/16	EUR	4,500	5,947
JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,462
JPMorgan Chase & Co.	4.250%	1/25/17	GBP	350	593
JPMorgan Chase Bank NA	5.375%	9/28/16	GBP	1,100	1,878
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,977
Merck & Co. Inc.	1.125%	10/15/21	EUR	1,600	2,025
Merck & Co. Inc.	2.500%	10/15/34	EUR	760	979
1 Merrill Lynch & Co. Inc.	5.290%	5/30/22	CAD	2,000	1,862
MetLife Inc.	5.375%	12/9/24	GBP	350	655
Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,164
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	500	677
Metropolitan Life Global Funding I	2.875%	1/11/23	GBP	2,000	3,177
Metropolitan Life Global Funding I	4.500%	4/16/19	AUD	1,000	896
Microsoft Corp.	2.125%	12/6/21	EUR	2,000	2,708
Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,405
Microsoft Corp.	3.125%	12/6/28	EUR	1,200	1,735
Mondelez International Inc.	1.125%	1/26/17	EUR	1,200	1,521
Mondelez International Inc.	2.375%	1/26/21	EUR	2,200	2,939
Morgan Stanley	2.250%	3/12/18	EUR	5,000	6,587
Morgan Stanley	2.375%	3/31/21	EUR	1,200	1,598
Morgan Stanley	3.125%	11/21/18	CHF	3,000	3,403
Morgan Stanley	3.125%	8/5/21	CAD	9,600	8,428
Morgan Stanley	3.750%	9/21/17	EUR	2,000	2,729
Morgan Stanley	4.375%	10/12/16	EUR	3,500	4,711
Morgan Stanley	4.500%	2/23/16	EUR	4,000	5,276
Morgan Stanley	5.125%	11/30/15	GBP	1,100	1,830
Morgan Stanley	5.500%	10/2/17	EUR	1,000	1,428

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Morgan Stanley	5.750%	2/14/17	GBP	400	697
NASDAQ OMX Group Inc.	3.875%	6/7/21	EUR	1,000	1,404
National Grid North America Inc.	1.750%	2/20/18	EUR	1,400	1,822
New York Life Global Funding	4.375%	1/19/17	EUR	250	340
Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,445
PepsiCo Inc.	1.750%	4/28/21	EUR	2,500	3,287
Pfizer Inc.	4.550%	5/15/17	EUR	1,820	2,518
Pfizer Inc.	4.750%	6/3/16	EUR	4,500	6,035
Pfizer Inc.	6.500%	6/3/38	GBP	2,000	4,460
Philip Morris International Inc.	1.000%	12/6/16	CHF	2,000	2,115
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	3,276
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	2,066
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,000	2,721
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,396
Praxair Inc.	1.500%	3/11/20	EUR	1,500	1,935
Priceline Group Inc.	2.375%	9/23/24	EUR	3,300	4,178
Procter & Gamble Co.	2.000%	11/5/21	EUR	2,800	3,768
Procter & Gamble Co.	2.000%	8/16/22	EUR	3,080	4,118
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,150	3,220
Prologis LP	1.375%	10/7/20	EUR	3,683	4,608
Prologis LP	3.000%	6/2/26	EUR	1,000	1,333
Prologis LP	3.375%	2/20/24	EUR	1,500	2,098
Time Warner Cable Inc.	5.250%	7/15/42	GBP	800	1,429
Time Warner Cable Inc.	5.750%	6/2/31	GBP	700	1,313
United Parcel Service Inc.	5.125%	2/12/50	GBP	500	1,038
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,691
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,500	2,124
Verizon Communications Inc.	4.750%	2/17/34	GBP	1,000	1,726
Wal-Mart Stores Inc.	0.940%	7/28/15	JPY	100,000	895
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	3,100	4,112
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	1,100	1,507
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	500	863
Wal-Mart Stores Inc.	4.875%	1/19/39	GBP	1,400	2,645
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	3,000	6,159
Wells Fargo & Co.	2.250%	5/2/23	EUR	2,000	2,683
Wells Fargo & Co.	3.500%	9/12/29	GBP	1,330	2,090
Wells Fargo & Co.	4.375%	8/1/16	EUR	5,000	6,705
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,991
					502,421
U.S. Government and Agency Obligations (0.0%)
16 Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,905
					2,905
Total United States (Cost $513,794)					508,068
Temporary Cash Investments (0.8%)
Time Deposits (0.4%)
Australian Dollar Time Deposits	2.049%	11/3/14	AUD	6,904	6,076
British Pound Sterling Time Deposits	0.091%	11/3/14	GBP	2,981	4,769
Canadian Dollar Time Deposits	0.537%	11/3/14	CAD	32,547	28,878
Danish Krone Time Deposits	0.000%	11/3/14	DKK	78,201	13,166
Euro Time Deposits	(0.110)%	11/3/14	EUR	17,741	22,233
Hong Kong Dollar Time Deposits	0.005%	11/3/14	HKD	8,487	1,094
Japanese Yen Time Deposits	0.005%	11/4/14	JPY	2,251,642	20,046
New Zealand Dollar Time Deposits	3.050%	11/3/14	NZD	3,937	3,068

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Norwegian Krone Time Deposits	0.837%	11/3/14	NOK	53,486	7,930
Singapore Dollar Time Deposits	0.005%	11/3/14	SGD	5,647	4,396
South African Rand Time Deposits	4.564%	11/3/14	ZAR	15,257	1,383
Swedish Krona Time Deposits	0.005%	11/3/14	SEK	12,229	1,656
Switzerland Dollar Time Deposits	0.001%	11/3/14	CHF	367	382
United States Dollar Time Deposits	0.030%	11/3/14	USD	2,599	2,599
					117,676

				Shares
Money Market Fund (0.4%)
17 Vanguard Market Liquidity Fund	0.114%			107,550,270	107,550
Total Temporary Cash Investments (Cost $225,226)					225,226
Total Investments (98.8%) (Cost $28,587,970)					28,016,860
Other Assets and Liabilities (1.2%)
Other Assets					1,110,092
Liabilities					(781,837)
					328,255
Net Assets (100%)					28,345,115

At October 31, 2014, net assets consisted of:
					Amount
					($000)
Paid-in Capital					27,530,347
Undistributed Net Investment Income					17,777
Accumulated Net Realized Gains					1,291,633
Unrealized Appreciation (Depreciation)
Investment Securities					(571,110)
Futures Contracts					(43)
Forward Currency Contracts					97,318
Foreign Currencies					(20,807)
Net Assets					28,345,115

Investor Shares—Net Assets
Applicable to 1,395,182,603 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					14,573,210
Net Asset Value Per Share—Investor Shares					$10.45

Admiral Shares—Net Assets
Applicable to 226,213,592 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					4,724,787
Net Asset Value Per Share—Admiral Shares					$20.89

Institutional Shares—Net Assets
Applicable to 215,273,997 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					6,747,016
Net Asset Value Per Share—Institutional Shares					$31.34

Total International Bond Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 44,041,385 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,300,102
Net Asset Value Per Share—ETF Shares	$52.23

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Guaranteed by the Republic of Austria.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $1,633,738,000, representing 5.8% of net assets.
4 Securities with a value of $50,326,000 had been segregated as collateral for open forward currency contracts and were returned after October 31, 2014.
5 Guaranteed by multiple countries.
6 Guaranteed by the Government of Canada.
7 Guaranteed by the Republic of France.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the Free State of Bavaria.
10 Securities with a value of $1,439,000 have been segregated as initial margin for open futures contracts.
11 Guaranteed by the Government of Japan.
12 Guaranteed by the Federation of Malaysia.
13 Guaranteed by the Kingdom of Spain.
14 Guaranteed by the Government of the United Kingdom.
15 Scheduled principal and interest payments are guaranteed by MBIA (Municipal Bond Investors Assurance).
16 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czech koruna.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—South Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish new zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
TRY—Turkish new lira.
USD—U.S. dollar.
ZAR—South African rand.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Interest[1,2]	404,419
Total Income	404,419
Expenses
The Vanguard Group—Note B
Investment Advisory Services	543
Management and Administrative—Investor Shares	27,448
Management and Administrative—Admiral Shares	5,343
Management and Administrative—Institutional Shares	4,515
Management and Administrative—ETF Shares	1,938
Marketing and Distribution—Investor Shares	1,842
Marketing and Distribution—Admiral Shares	406
Marketing and Distribution—Institutional Shares	1,067
Marketing and Distribution—ETF Shares	237
Custodian Fees	2,132
Auditing Fees	48
Shareholders’ Reports—Investor Shares	46
Shareholders’ Reports—Admiral Shares	13
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	58
Trustees’ Fees and Expenses	17
Total Expenses	45,654
Net Investment Income	358,765
Realized Net Gain (Loss)
Investment Securities Sold	(14,512)
Futures Contracts	(695)
Foreign Currencies and Forward Currency Contracts	1,986,929
Realized Net Gain (Loss)	1,971,722
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,000,502)
Futures Contracts	(32)
Foreign Currencies and Forward Currency Contracts	91,687
Change in Unrealized Appreciation (Depreciation)	(908,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,421,640
1 Interest income from an affiliated company of the fund was $85,000. 2 Interest income is net of foreign withholding taxes of $2,197,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Year Ended	April 30, 2013[1]
	October 31,	to October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	358,765	108,993
Realized Net Gain (Loss)	1,971,722	(680,089)
Change in Unrealized Appreciation (Depreciation)	(908,847)	414,205
Net Increase (Decrease) in Net Assets Resulting from Operations	1,421,640	(156,891)
Distributions
Net Investment Income
Investor Shares	(194,718)	(69,814)
Admiral Shares	(50,358)	(6,369)
Institutional Shares	(81,303)	(18,529)
ETF Shares	(17,333)	(2,463)
Transition Shares	—	(9,094)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Transition Shares	—	—
Total Distributions	(343,712)	(106,269)
Capital Share Transactions
Investor Shares	1,510,232	12,467,965
Admiral Shares	2,929,564	1,621,818
Institutional Shares	3,138,234	3,355,980
ETF Shares	1,573,080	656,499
Transition Shares	—	276,875
Net Increase (Decrease) from Capital Share Transactions	9,151,110	18,379,137
Total Increase (Decrease)	10,229,038	18,115,977
Net Assets
Beginning of Period	18,116,077	100
End of Period[2]	28,345,115	18,116,077
1 Commencement of Transition Period. See Notes to Financial Statements. 2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $17,777,000 and $2,724,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares
	Year	May 31,
	Ended	2013[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$9.99	$10.00
Investment Operations
Net Investment Income	.152	.060
Net Realized and Unrealized Gain (Loss) on Investments	.455	(.011)
Total from Investment Operations	.607	.049
Distributions
Dividends from Net Investment Income	(.147)	(.059)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.147)	(.059)
Net Asset Value, End of Period	$10.45	$9.99

Total Return[2]	6.12%	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,573	$12,454
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%[3]
Ratio of Net Investment Income to Average Net Assets	1.52%	1.44%[3]
Portfolio Turnover Rate	16%	31%[4,5]
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period; see Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares
	Year	May 31,
	Ended	2013[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$19.98	$20.00
Investment Operations
Net Investment Income	.312	.125
Net Realized and Unrealized Gain (Loss) on Investments	.903	(.023)
Total from Investment Operations	1.215	.102
Distributions
Dividends from Net Investment Income	(.305)	(.122)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.305)	(.122)
Net Asset Value, End of Period	$20.89	$19.98

Total Return[2]	6.13%	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,725	$1,636
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.56%	1.49%[3]
Portfolio Turnover Rate	16%	31%[4,5]
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period; see Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares
	Year	May 31,
	Ended	2013[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$29.97	$30.00
Investment Operations
Net Investment Income	.490	.193
Net Realized and Unrealized Gain (Loss) on Investments	1.358	(.034)
Total from Investment Operations	1.848	.159
Distributions
Dividends from Net Investment Income	(.478)	(.189)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.478)	(.189)
Net Asset Value, End of Period	$31.34	$29.97

Total Return	6.22%	0.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,747	$3,361
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	1.63%	1.55%[2]
Portfolio Turnover Rate	16%	31%[3,4]
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period; see Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares
	Year	May 31,
	Ended	2013[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$49.95	$49.94
Investment Operations
Net Investment Income	.783	.306
Net Realized and Unrealized Gain (Loss) on Investments	2.249	(.054)
Total from Investment Operations	3.032	.252
Distributions
Dividends from Net Investment Income	(.752)	(.242)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.752)	(.242)
Net Asset Value, End of Period	$52.23	$49.95

Total Return	6.13%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,300	$665
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.56%	1.48%[2]
Portfolio Turnover Rate	16%	31%[3,4]
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period; see Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

The fund was organized on September 28, 2011, and its operations up to April 30, 2013, were limited to the sale and issuance of 3,333 Transition Shares of beneficial interest at an aggregate cost of $100,000 to a subsidiary of the The Vanguard Group. On May 1, 2013, the fund issued Transition Shares to other Vanguard funds and collective trusts in exchange for U.S. bonds transferred in-kind. The other Vanguard funds and trusts held and traded Transition Shares between May 1, 2013, and May 30, 2013, (the “Transition Period”). During the Transition Period, the fund sold the U.S. bonds it received in-kind and used the proceeds to purchase international bonds consistent with its stated investment objective. The fund offered only Transition Shares during the Transition Period, ensuring that the transaction costs related to the bond sales and purchases were borne solely by the shareholders who caused the fund to incur those costs. All Transition Shares were converted to Investor Shares, Admiral Shares, or Institutional Shares on May 31, 2013. The fund no longer offers Transition Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Total International Bond Index Fund

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral

Total International Bond Index Fund

received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the year ended October 31, 2014, the fund’s average investment in forward currency contracts represented 102% of net assets, based on the average net amount of notional exposure at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Total International Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $2,748,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,905	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,676,506	—
Corporate Bonds	—	3,499,506	—
Sovereign Bonds	—	22,612,717	—
Temporary Cash Investments	107,550	117,676	—
Futures Contracts—Liabilities[1]	(6)	—	—
Forward Currency Contracts—Assets	—	117,422	—
Forward Currency Contracts—Liabilities	—	(20,104)	—
Total	107,544	28,006,628	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	117,422	117,422
Liabilities	(6)	(20,104)	(20,110)

Total International Bond Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2014, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(695)	—	(695)
Forward Currency Contracts	—	2,033,709	2,033,709
Realized Net Gain (Loss) on Derivatives	(695)	2,033,709	2,033,014

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(32)	—	(32)
Forward Currency Contracts	—	72,656	72,656
Change in Unrealized Appreciation (Depreciation) on Derivatives	(32)	72,656	72,624

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short	Value	Appreciation
Futures Contracts	Expiration	Contracts)	Long (Short)	(Depreciation)
Euro-Bund	December 2014	400	75,646	(23)
Euro-Bobl	December 2014	(100)	(15,995)	(20)
				(43)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	11/4/14	GBP	1,615,500	USD	2,584,558	(295)
JPMorgan Chase Bank N.A.	11/4/14	EUR	2,000,000	USD	2,505,800	591
BNP Paribas	11/3/14	CAD	1,646,000	USD	1,459,933	410
Bank of America N.A.	11/4/14	AUD	835,000	USD	733,965	635
Morgan Stanley Capital Services LLC	11/4/14	CHF	390,000	USD	405,216	138
BNP Paribas	11/4/14	PLN	457,000	USD	135,907	(295)
Morgan Stanley Capital Services LLC	11/4/14	ZAR	1,470,000	USD	133,068	121

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	11/4/14	THB	3,886,911	USD	119,469	(150)
JPMorgan Chase Bank N.A.	11/4/14	JPY	12,200,000	USD	108,832	(215)
BNP Paribas	11/3/14	TRY	224,000	USD	100,892	(181)
Bank of America N.A.	11/4/14	SGD	105,000	USD	81,680	49
Citibank, N.A.	11/4/14	NOK	454,300	USD	67,294	51
HSBC Bank USA N.A.	11/4/14	NZD	84,200	USD	65,499	110
Morgan Stanley Capital Services LLC	11/3/14	ILS	233,000	USD	61,437	(128)
BNP Paribas	11/4/14	CZK	1,150,000	USD	51,796	10
Bank of America N.A.	12/2/14	USD	11,554,927	EUR	9,221,000	(2,827)
JPMorgan Chase Bank N.A.	12/2/14	USD	6,126,669	JPY	686,700,000	11,547
Citibank, N.A.	12/2/14	USD	2,683,925	GBP	1,678,000	284
JPMorgan Chase Bank N.A.	12/2/14	USD	2,627,162	EUR	2,096,500	(626)
JPMorgan Chase Bank N.A.	11/4/14	USD	2,568,798	GBP	1,585,000	33,326
Bank of America N.A.	11/4/14	USD	2,363,145	EUR	1,870,000	19,669
BNP Paribas	12/1/14	USD	1,506,789	CAD	1,700,000	(423)
Citibank, N.A.	11/3/14	USD	1,451,126	CAD	1,623,000	11,190
Bank of America N.A.	12/2/14	USD	750,094	AUD	855,000	(642)
BNP Paribas	11/4/14	USD	728,955	AUD	835,000	(5,645)
BNP Paribas	12/2/14	USD	629,252	KRW	667,000,000	5,953
BNP Paribas	11/4/14	USD	601,130	KRW	635,000,000	7,063
BNP Paribas	11/4/14	USD	408,274	CHF	390,000	2,920
Morgan Stanley Capital Services LLC	12/2/14	USD	405,296	CHF	390,000	(146)
Bank of America N.A.	12/2/14	USD	285,817	SEK	2,115,000	(626)
BNP Paribas	12/2/14	USD	227,283	MXN	3,070,000	(245)
Bank of America N.A.	12/2/14	USD	181,820	DKK	1,080,000	(48)
Morgan Stanley Capital Services LLC	12/2/14	USD	150,411	EUR	120,000	1
JPMorgan Chase Bank N.A.	11/4/14	USD	137,983	PLN	457,000	2,371
BNP Paribas	12/2/14	USD	135,734	PLN	457,000	293
Morgan Stanley Capital Services LLC	12/2/14	USD	132,459	ZAR	1,470,000	(113)
BNP Paribas	12/2/14	USD	127,676	THB	4,160,871	111
Citibank, N.A.	11/4/14	USD	125,006	ZAR	1,420,000	(3,652)
JPMorgan Chase Bank N.A.	11/4/14	USD	110,230	THB	3,575,000	486
Bank of America N.A.	11/4/14	USD	105,645	MYR	346,600	303
JPMorgan Chase Bank N.A.	12/2/14	USD	105,244	MYR	346,600	126
BNP Paribas	12/1/14	USD	100,239	TRY	224,000	173

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	11/3/14	USD	93,470	TRY	215,000	(3,195)
Bank of America N.A.	12/2/14	USD	89,443	SGD	115,000	(58)
JPMorgan Chase Bank N.A.	11/4/14	USD	82,327	SGD	105,000	598
BNP Paribas	11/4/14	USD	82,215	EUR	65,000	757
Morgan Stanley Capital Services LLC	12/2/14	USD	74,628	ILS	283,000	152
Citibank, N.A.	11/4/14	USD	70,651	NOK	454,300	3,306
Citibank, N.A.	12/2/14	USD	67,229	NOK	454,300	(51)
BNP Paribas	11/5/14	USD	66,515	RUB	2,642,000	5,177
BNP Paribas	11/4/14	USD	65,414	NZD	84,200	(195)
HSBC Bank USA N.A.	12/2/14	USD	65,331	NZD	84,200	(100)
JPMorgan Chase Bank N.A.	11/3/14	USD	63,243	ILS	233,000	1,934
JPMorgan Chase Bank N.A.	12/1/14	USD	61,896	RUB	2,642,000	1,022
BNP Paribas	12/2/14	USD	51,807	CZK	1,150,000	(12)
Deutsche Bank AG	11/4/14	USD	50,752	EUR	40,000	625
JPMorgan Chase Bank N.A.	11/4/14	USD	49,385	CZK	1,075,000	958
Bank of America N.A.	11/4/14	USD	49,273	JPY	5,350,000	1,642
Citibank, N.A.	11/4/14	USD	35,522	JPY	3,850,000	1,245
Bank of America N.A.	11/4/14	USD	31,323	EUR	25,000	(7)
Bank of America N.A.	11/4/14	USD	30,736	GBP	19,000	343
Bank of America N.A.	11/4/14	USD	23,633	KRW	25,000,000	244
Deutsche Bank AG	11/4/14	USD	23,175	JPY	2,500,000	918
Credit Suisse International	12/2/14	USD	15,996	GBP	10,000	3
HSBC Bank USA N.A.	12/1/14	USD	13,290	CAD	15,000	(9)
Citibank, N.A.	12/2/14	USD	13,169	AUD	15,000	(2)
Bank of America N.A.	12/2/14	USD	12,971	KRW	13,900,000	(18)
JPMorgan Chase Bank N.A.	12/2/14	USD	12,537	EUR	10,000	3
Morgan Stanley Capital Services LLC	11/3/14	USD	11,671	CAD	13,000	137
Bank of America N.A.	12/2/14	USD	10,110	HKD	78,400	—
Deutsche Bank AG	11/4/14	USD	9,669	GBP	6,000	71
Bank of America N.A.	11/4/14	USD	9,594	THB	311,911	19
Deutsche Bank AG	11/3/14	USD	8,945	CAD	10,000	73
Citibank, N.A.	12/2/14	USD	8,317	CHF	8,000	—
BNP Paribas	12/2/14	USD	5,192	MXN	70,000	4
Bank of America N.A.	11/4/14	USD	4,792	GBP	3,000	(7)
BNP Paribas	11/4/14	USD	4,592	JPY	500,000	141

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America N.A.	11/4/14	USD	4,449	ZAR	50,000	(81)
Citibank, N.A.	11/4/14	USD	4,031	GBP	2,500	32
Deutsche Bank AG	11/4/14	USD	3,465	CZK	75,000	86
Bank of America N.A.	12/2/14	USD	3,200	GBP	2,000	1
Deutsche Bank AG	11/3/14	USD	2,192	TRY	5,000	(56)
Bank of America N.A.	11/3/14	USD	1,742	TRY	4,000	(56)
						97,318
Refer to the Statement of Net Assets for currency abbreviations.

After October 31, 2014, the counterparties posted collateral of $332,616,000 in connection with open forward currency contracts and receivables for closed contracts as of October 31, 2014.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund had realized currency gains (included in accumulated net realized gains for financial reporting purposes) totaling $1,451,423,000 through October 31, 2014, which, as part of the fund’s currency hedge, are deferred for tax purposes. These currency gains are deferred until such time as they are used to offset other currency-related losses (primarily the currency component of unrealized losses on investment securities) that are not yet realized for financial reporting or tax purposes.

For tax purposes, at October 31, 2014, the fund had $35,832,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $2,300,000 to offset taxable capital gains realized during the year ended October 31, 2014. At October 31, 2014, the fund had available capital losses totaling $173,488,000 that may be carried forward indefinitely to offset future net capital gains.

At October 31, 2014, the cost of investment securities for tax purposes was $28,588,845,000. Net unrealized depreciation of investment securities for tax purposes was $571,985,000, consisting of unrealized gains of $404,806,000 on securities that had risen in value since their purchase and $976,791,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2014, the fund purchased $13,351,037,000 of investment securities and sold $3,495,634,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,978,000 and $11,958,000, respectively.

Total International Bond Index Fund

G. Capital share transactions for each class of shares were:
		Year Ended		Period Ended
	October 31, 2014		October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares[1]
Issued	2,132,670	209,748	12,613,415	1,261,422
Issued in Lieu of Cash Distributions	194,549	19,083	69,809	7,049
Redeemed	(816,987)	(80,375)	(215,259)	(21,745)
Net Increase (Decrease)—Investor Shares	1,510,232	148,456	12,467,965	1,246,726
Admiral Shares[1]
Issued	3,170,758	156,138	1,662,591	83,968
Issued in Lieu of Cash Distributions	48,002	2,346	6,134	309
Redeemed	(289,196)	(14,176)	(46,907)	(2,371)
Net Increase (Decrease)—Admiral Shares	2,929,564	144,308	1,621,818	81,906
Institutional Shares[1]
Issued	3,149,075	103,495	3,342,098	111,654
Issued in Lieu of Cash Distributions	81,125	2,646	18,502	622
Redeemed	(91,966)	(2,991)	(4,620)	(152)
Net Increase (Decrease)—Institutional Shares	3,138,234	103,150	3,355,980	112,124
ETF Shares[1]
Issued	1,573,080	30,735	656,499	13,306
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	1,573,080	30,735	656,499	13,306
Transition Shares[2]
Issued	—	—	14,364,752	478,993
Issued in Lieu of Cash Distributions	—	—	9,094	309
Redeemed	—	—	(14,096,971)	(479,305)
Net Increase (Decrease)—Transition Shares	—	—	276,875	(3)
1 Inception date was May 31, 2013.
2 Commencement of the Transition Period was April 30, 2013. Effective May 31, 2013, all Transition Shares were converted to Investor Shares, Admiral Shares, or Institutional Shares. The fund no longer offers Transition Shares.

At October 31, 2014, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 62% of the fund’s net assets.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Charlotte Funds and the Shareholders of Vanguard Total International Bond Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total International Bond Index Fund (constituting a separate portfolio of Vanguard Charlotte Funds, hereafter referred to as the “Fund”) at October 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2014

Special 2014 tax information (unaudited) for Vanguard Total International Bond Index Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund designates to shareholders foreign source income of $392,746,000 and foreign taxes paid of $1,738,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2015 to determine the calendar-year amounts to be included on their 2014 tax returns.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	4/30/2014	10/31/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,038.99	$1.18
Admiral Shares	1,000.00	1,038.34	0.92
Institutional Shares	1,000.00	1,038.61	0.62
ETF Shares	1,000.00	1,038.46	0.92
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.30	0.92
Institutional Shares	1,000.00	1,024.60	0.61
ETF Shares	1,000.00	1,024.30	0.92
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares, 0.18% for Admiral Shares, 0.12% for Institutional Shares, and 0.18% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12310 122014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2014: $48,000
Fiscal Year Ended October 31, 2013: $44,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2014: $6,605,127
Fiscal Year Ended October 31, 2013: $5,714,113

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2014: $2,176,479
Fiscal Year Ended October 31, 2013: $1,552,950

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2014: $316,869
Fiscal Year Ended October 31, 2013: $110,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2014: $198,163
Fiscal Year Ended October 31, 2013: $132,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2014: $515,032
Fiscal Year Ended October 31, 2013: $242,000

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2014

VANGUARD CHARLOTTE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 18, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.